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UNITED STATES	Estimated average burden hours per response. . . . . . . . . . . . . . . . .20.6
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number		811-2361

ING Intermediate Bond Portfolio
(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Scottsdale, AZ			85258
(Address of principal executive offices)			(Zip code)

CT Corporation System, 101 Federal Street, Boston, MA 02110
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-800-992-0180

Date of fiscal year end:	December 31

Date of reporting period:	January 1, 2013 to June 30, 2013

ITEM 1.                          REPORTS TO STOCKHOLDERS.

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1):

Semi-Annual Report

June 30, 2013

Classes ADV, I, S and S2

ING Variable Product Funds

■ ING Balanced Portfolio

■ ING Growth and Income Portfolio

■ ING Intermediate Bond Portfolio

■ ING Money Market Portfolio

■ ING Small Company Portfolio

E-Delivery Sign-up – details inside

This report is submitted for general information to shareholders of the ING Funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds' investment objectives, risks, charges, expenses and other information. This information should be read carefully.

MUTUAL FUNDS

TABLE OF CONTENTS

President's Letter	1
Market Perspective	2
Shareholder Expense Examples	4
Statements of Assets and Liabilities	6
Statements of Operations	10
Statements of Changes in Net Assets	12
Financial Highlights	15
Notes to Financial Statements	18
Summary Portfolios of Investments	36
Shareholder Meeting Information	81
Advisory Contract Approval Discussion	85

PROXY VOTING INFORMATION

A description of the policies and procedures that the Portfolios use to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the ING Funds' website at www.inginvestment.com; and (3) on the U.S. Securities and Exchange Commission's ("SEC's") website at www.sec.gov. Information regarding how the Portfolios voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the ING Funds' website at www.inginvestment.com and on the SEC's website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Portfolios file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This report contains a summary portfolio of investments for certain Portfolios. The Portfolios' Forms N-Q are available on the SEC's website at www.sec.gov. The Portfolios' Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The Portfolios' Forms N-Q, as well as a complete portfolio of investments, are available without charge upon request from the Portfolios by calling Shareholder Services toll-free at (800) 992-0180.

PRESIDENT'S LETTER

Dear Shareholder,

Several years ago, the ING Retirement Center conducted a survey to find out what Americans thought of our private retirement system, i.e., employer-sponsored retirement savings plans. Most people thought individuals should take responsibility for their own retirement security but felt that employers should provide more education about retirement investing as well as more investment choices. Many people also admitted that even though they knew approximately how much money they needed to fund their retirements, they were not saving enough to reach their goals.

On the surface there seems to be a misalignment of actions and self-interest: the clear recognition that you need to save more and the acknowledgment that you're not doing it. Yet, we believe there is an economic reality underpinning the surface perception; many people probably are saving as much as they can. As a nation, if we want to increase retirement saving, we'd better do something to help the economy deliver more discretionary income to more people.

For savers, then, the relevant question may not be, "How do I save more?" It may instead be, "How do I make my savings accomplish more?" That's where the investment industry can help, by providing advice and information to help you make decisions, and by offering investment products that seek to enhance the potential for reaching your goals. Accumulating wealth is not about windfalls or short-term opportunities — it's a long-term endeavor that requires careful planning and steadfast execution to succeed.

Don't worry about missing a gain today or enduring a loss tomorrow. Hew to the course you and your financial advisor have plotted; discuss prospective changes thoroughly with your financial advisor before taking action; and make changes to your portfolio only if they enhance the potential for achieving your goals.

Thank you for your continued confidence in ING Funds. It is our privilege to serve you, and we look forward to serving your investment needs in the future.

Sincerely,

Shaun Mathews
President and Chief Executive Officer
ING Funds
July 7, 2013

The views expressed in the President's Letter reflect those of the President as of the date of the letter. Any such views are subject to change at any time based upon market or other conditions and ING Funds disclaims any responsibility to update such views. These views may not be relied on as investment advice and because investment decisions for an ING Fund are based on numerous factors, may not be relied on as an indication of investment intent on behalf of any ING Fund. Reference to specific company securities should not be construed as recommendations or investment advice.

International investing poses special risks including currency fluctuation, economic and political risks not found in investments that are solely domestic.

MARKET PERSPECTIVE: SIX MONTHS ENDED JUNE 30, 2013

Investors welcomed in 2013 having seen global equities, in the form of the MSCI World IndexSM measured in local currencies including net reinvested dividends, power ahead by 8.69% in the previous six months. Central banks from the U.S. to the U.K. to the euro zone were keeping interest rates so low that investors were ratcheting their risk exposures higher in the search for return. By the end of 2012 it was evident that the Bank of Japan would join the other central banks, as Japan's parliamentary opposition, promising unlimited monetary easing, won a landslide in December elections. Some commentators fretted that this was not a particularly sound basis for the market's advance. But sound or not, the index surged another 11.70% in the first half of 2013. (The MSCI World IndexSM returned 8.43% for the six-months ended June 30, 2013, measured in U.S. dollars.)

Much of the strength in global equities in late 2012 could be attributed to a recovery in the euro zone after European Central Bank ("ECB") President Draghi's July pronouncement, amid new waves of fear that the euro zone could not survive the depredations of its weakest members, that the ECB was "ready to do whatever it takes to preserve the euro." This seemed to calm nerves, but confidence was shaken twice in early 2013. First, in February, the Italian general election ended in stalemate on low turnout that signaled the rejection of reform. Next, the final basis of a bailout for insolvent Cyprus banks imposed a levy on uninsured deposits and capital controls. In short order, a euro held in one country became different from a euro held in another: hardly the mark of an effective single currency.

In the U.S., with sentiment cushioned by the Federal Reserve's $85 billion of monthly Treasury and mortgage-backed securities purchases, investors watched an economic recovery that was undeniable but unimpressive. By June monthly job creation was averaging 155,000 per month but the unemployment rate was still elevated at 7.6%. The highest consumer confidence indices in five years contrasted with stagnant manufacturing output. Growth in first quarter gross domestic product ("GDP") was surprisingly revised down from 2.4% to a dreary 1.8%. At least the housing market was maintaining its recovery. The final S&P/Case-Shiller 20-City Composite Home Price Index showed a 12.05% year-over-year gain, the most in over seven years, with existing home sales the highest since November 2009.

Elsewhere, China faced faltering growth and fading exports, while it tried to pierce a bank credit bubble with blunt instruments.

But any illusions about the ultimate source of investor confidence in this environment were shattered on May 22 and again on June 19, when Federal Reserve Chairman Bernanke attempted to prepare markets for the beginning of the end of quantitative easing, perhaps sooner than expected. They didn't like it. Bond yields soared and by June 24 the index had given back 8%, leading nervous central bankers the world over, in the last days of June, to assure all who would listen that easy money would be in force for a long time. So not only were markets being heavily influenced by central bankers; evidently central bankers were more than a little sensitive to their effect on markets.

In U.S. fixed income markets, the Barclays U.S. Aggregate Bond Index ("Barclays Aggregate") of investment grade bonds slipped 2.44% in the first half of 2013, having been slightly ahead for the year on May 21. Only the sub-indices with the shortest durations held on to positive returns while the Barclays Long Term U.S. Treasury Index lost 7.83%. The Barclays High Yield Bond — 2% Issuer Constrained Composite Index (not a part of the Barclays Aggregate) gained just 1.42%.

U.S. equities, represented by the S&P 500® Index including dividends, jumped 13.82% in the half year, the best first half since 1998, albeit 4% off its high. All sectors rose, led by health care with a gain of 20.26% and financials 19.50%, while materials 2.90% and technology 6.35% lagged the most. Operating earnings per share for S&P 500® companies set a record in the first quarter of 2013. But could this last given that the share of profits in national income was historically high?

In currency markets the dollar rose 1.41% against the euro over the period and 6.85% against the pound, due to the generally better growth outlook in the U.S., events described above in Italy and Cyprus and as Moody's relieved the U.K. of its Aaa credit rating. The dollar climbed 14.28% over the yen due to the new aggressive monetary easing policy in Japan.

In international markets, the MSCI Japan® Index soared 33.90%. Investors hoped Prime Minister Abe's and Bank of Japan Governor Kuroda's steps to conquer deflation and get consumers and businesses spending again would gain traction. Encouragingly GDP growth was reported at 4.1% annualized in the first quarter. However prices were still in the doldrums, flat in May from a year earlier after six straight falls. The MSCI Europe ex UK® Index rose 5.41%, less than half of this for euro zone markets. Mr. Draghi's words were perceived to remove the existential threat to the euro. But there was little else to motivate investors. The euro zone reported its sixth straight quarterly fall in GDP and a new record unemployment rate of 12.2%, ranging from 5.4% in Germany to 26.8% in Spain. The MSCI UK® Index added 7.46%. As in the U.S. and latterly Japan, stock prices were supported by the central bank's quantitative easing. Having fallen by 0.3% in the fourth quarter, GDP recovered the loss in the first quarter of 2013 and June ended with some key indicators: purchasing managers' indices and retail sales, showing tentative improvement.

Parentheses denote a negative number.

All indices are unmanaged and investors cannot invest directly in an index. Past performance does not guarantee future results. The performance quoted represents past performance. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. The Portfolios' performance is subject to change since the period's end and may be lower or higher than the performance data shown. Please call (800) 992-0180 or log on to www.inginvestment.com to obtain performance data current to the most recent month end.

Market Perspective reflects the views of ING's Chief Investment Risk Officer only through the end of the period, and is subject to change based on market and other conditions.

BENCHMARK DESCRIPTIONS

Index	Description
Barclays High Yield Bond — 2% Issuer Constrained Composite Index	An unmanaged index that includes all fixed-income securities having a maximum quality rating of Ba1, a minimum amount outstanding of $150 million, and one year to maturity.
Barclays U.S. Aggregate Bond Index	An unmanaged index of publicly issued investment grade U.S. Government, mortgage-backed, asset-backed and corporate debt securities.
Barclays Long Term U.S. Treasury Index

The Index includes all publicly issued, U.S. Treasury securities that have a remaining maturity of 10 or more years, are rated investment grade, and have $250 million or more of outstanding face value.

MSCI Europe ex UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Europe, excluding the UK.
MSCI Japan® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Japan.
MSCI UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in the UK.
MSCI World IndexSM	An unmanaged index that measures the performance of over 1,400 securities listed on exchanges in the U.S., Europe, Canada, Australia, New Zealand and the Far East.
S&P 500® Index	An unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.
S&P/Case-Shiller 20-City Composite Home Price Index	A composite index of the home price index for the top 20 Metropolitan Statistical Areas in the United States. The index is published monthly by Standard & Poor's.

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED)

As a shareholder of a Portfolio, you incur two types of costs: (1) transaction costs, including redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Portfolio expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2013 to June 30, 2013. The Portfolios' expenses are shown without the imposition of any charges which are, or may be, imposed under your annuity contract. Expenses would have been higher if such charges were included.

Actual Expenses

The left section of the table shown below, "Actual Portfolio Return," provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The right section of the table shown below, "Hypothetical (5% return before expenses)," provides information about hypothetical account values and hypothetical expenses based on a Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Portfolio and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the hypothetical lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Portfolio Return				Hypothetical (5% return before expenses)
ING Balanced Portfolio	Beginning Account Value January 1, 2013	Ending Account Value June 30, 2013	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2013*	Beginning Account Value January 1, 2013	Ending Account Value June 30, 2013	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2013*
Class I	$1,000.00	$1,046.30	0.64%	$3.25	$1,000.00	$1,021.62	0.64%	$3.21
Class S	1,000.00	1,044.60	0.89	4.51	1,000.00	1,020.38	0.89	4.46
ING Growth and Income Portfolio
Class ADV	$1,000.00	$1,115.20	1.04%	$5.45	$1,000.00	$1,019.64	1.04%	$5.21
Class I	1,000.00	1,117.80	0.59	3.10	1,000.00	1,021.87	0.59	2.96
Class S	1,000.00	1,116.40	0.84	4.41	1,000.00	1,020.63	0.84	4.21
Class S2	1,000.00	1,115.90	0.99	5.19	1,000.00	1,019.89	0.99	4.96
ING Intermediate Bond Portfolio
Class ADV	$1,000.00	$979.80	1.00%	$4.91	$1,000.00	$1,019.84	1.00%	$5.01
Class I	1,000.00	982.30	0.50	2.46	1,000.00	1,022.32	0.50	2.51
Class S	1,000.00	981.40	0.75	3.68	1,000.00	1,021.08	0.75	3.76
Class S2	1,000.00	980.70	0.90	4.42	1,000.00	1,020.33	0.90	4.51

*  Expenses are equal to each Portfolio's respective annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half-year.

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED) (CONTINUED)

	Actual Portfolio Return				Hypothetical (5% return before expenses)
ING Money Market Portfolio	Beginning Account Value January 1, 2013	Ending Account Value June 30, 2013	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2013*	Beginning Account Value January 1, 2013	Ending Account Value June 30, 2013	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2013*
Class I	$1,000.00	$1,000.20	0.26%	$1.29	$1,000.00	$1,023.51	0.26%	$1.30
Class S	1,000.00	1,000.20	0.26	1.29	1,000.00	1,023.51	0.26	1.30
ING Small Company Portfolio
Class ADV	$1,000.00	$1,145.50	1.34%	$7.13	$1,000.00	$1,018.15	1.34%	$6.71
Class I	1,000.00	1,148.80	0.84	4.48	1,000.00	1,020.63	0.84	4.21
Class S	1,000.00	1,147.10	1.09	5.80	1,000.00	1,019.39	1.09	5.46
Class S2	1,000.00	1,146.70	1.24	6.60	1,000.00	1,018.65	1.24	6.21

*  Expenses are equal to each Portfolio's respective annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half-year.

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2013 (UNAUDITED)

	ING Balanced Portfolio	ING Growth and Income Portfolio	ING Intermediate Bond Portfolio
ASSETS:
Investments in securities at fair value+*	$505,329,035	$4,141,270,706	$2,103,611,303
Investments in affiliates at fair value**	—	—	244,412,026
Short-term investments at fair value***	17,447,066	43,979,186	8,986,769
Total investments at fair value	$522,776,101	$4,185,249,892	$2,357,010,098
Short-term investments at amortized cost	—	44,700,000	23,070,324
Cash	3,437,095	56,701	5,956,581
Cash collateral for futures	1,859,720	—	644,147
Foreign currencies at value****	805,865	—	249
Foreign cash collateral for futures*****	14,190	—	—
Receivable for derivatives collateral (Note 2)	150,000	—	—
Receivables:
Investment securities sold	25,860,216	29,525,220	151,980,500
Investment securities sold on a delayed-delivery or when-issued basis	12,161,807	—	198,600,962
Fund shares sold	24,376	68,432	375,911
Dividends	576,221	5,095,103	128,533
Interest	965,850	448	12,087,653
Foreign tax reclaims	121,753	47,825	—
Variation margin	—	—	30,983
Unrealized appreciation on forward foreign currency contracts	3,003,085	—	6,809,405
Upfront payments paid on OTC swap agreements	4,148	—	—
Unrealized appreciation on OTC swap agreements	181,950	—	—
Variation margin receivable on centrally cleared swaps	40,830	—	—
Prepaid expenses	3,796	29,267	15,922
Total assets	571,987,003	4,264,772,888	2,756,711,268
LIABILITIES:
Payable for investment securities purchased	19,313,494	—	160,072,686
Payable for investment securities purchased on a delayed-delivery or when-issued basis	20,768,315	—	474,254,313
Payable for fund shares redeemed	157,018	3,033,056	2,552,569
Payable for foreign cash collateral for futures******	30,278	—	—
Payable upon receipt of securities loaned	5,432,832	—	8,986,769
Unrealized depreciation on forward foreign currency contracts	3,423,390	—	2,449,054
Upfront payments received on OTC swap agreements	540,476	—	—
Unrealized depreciation on OTC swap agreements	340,108	—	—
Payable for derivatives collateral (Note 2)	—	—	5,109,000
Payable for investment management fees	218,133	1,773,248	705,123
Payable for administrative fees	23,994	195,033	96,951
Payable for distribution and shareholder service fees	1,129	667,012	255,830
Payable for directors fees	2,682	21,025	11,108
Other accrued expenses and liabilities	118,147	450,734	306,115
Written options, at fair value^	11,556	—	—
Total liabilities	50,381,552	6,140,108	654,799,518
NET ASSETS	$521,605,451	$4,258,632,780	$2,101,911,750
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$587,029,044	$3,967,650,678	$2,286,912,033
Undistributed net investment income	5,954,066	18,470,725	29,268,785
Accumulated net realized loss	(97,533,023)	(644,842,013)	(217,005,574)
Net unrealized appreciation	26,155,364	917,353,390	2,736,506
NET ASSETS	$521,605,451	$4,258,632,780	$2,101,911,750
+ Including securities loaned at value	$5,266,166	$—	$8,761,751
* Cost of investments in securities	$478,428,523	$3,223,916,869	$2,091,226,711
** Cost of investments in affiliates	$—	$—	$258,463,425
*** Cost of short-term investments	$17,488,767	$43,979,186	$8,986,769
**** Cost of foreign currencies	$807,392	$—	$251
***** Cost of foreign cash collateral for futures	$14,190	$—	$—
****** Cost of payable for foreign cash collateral for futures	$30,278	$—	$—
^ Premiums received on written options	$42,400	$—	$—

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

	ING Balanced Portfolio	ING Growth and Income Portfolio	ING Intermediate Bond Portfolio
Class ADV:
Net Assets	n/a	$1,329,528,021	$38,003,692
Shares authorized	n/a	unlimited	unlimited
Par value	n/a	$1.000	$1.000
Shares outstanding	n/a	49,040,796	3,010,870
Net asset value and redemption price per share	n/a	$27.11	$12.62
Class I:
Net Assets	$516,175,987	$2,127,503,379	$920,279,389
Shares authorized	500,000,000	unlimited	unlimited
Par value	$0.001	$1.000	$1.000
Shares outstanding	41,083,721	77,564,343	72,288,748
Net asset value and redemption price per share	$12.56	$27.43	$12.73
Class S:
Net Assets	$5,429,464	$800,713,207	$1,143,399,409
Shares authorized	500,000,000	unlimited	unlimited
Par value	$0.001	$1.000	$1.000
Shares outstanding	434,359	29,491,155	90,395,947
Net asset value and redemption price per share	$12.50	$27.15	$12.65
Class S2:
Net Assets	n/a	$888,173	$229,260
Shares authorized	n/a	unlimited	unlimited
Par value	n/a	$1.000	$1.000
Shares outstanding	n/a	33,059	18,094
Net asset value and redemption price per share	n/a	$26.87	$12.67

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2013 (UNAUDITED)

	ING Money Market Portfolio	ING Small Company Portfolio
ASSETS:
Investments in securities at fair value+*	$—	$619,229,296
Short-term investments at fair value**	—	30,361,787
Total investments at fair value	$—	$649,591,083
Short-term investments at amortized cost	877,145,312	—
Cash	682	117,806
Receivables:
Investment securities sold	—	10,866,399
Fund shares sold	141,100	108,802
Dividends	457	508,993
Interest	775,657	—
Prepaid expenses	10,359	4,254
Total assets	878,073,567	661,197,337
LIABILITIES:
Payable for investment securities purchased	—	5,882,123
Payable for fund shares redeemed	2,753	2,492,400
Payable upon receipt of securities loaned	—	22,065,550
Payable for investment management fees	179,804	390,388
Payable for administrative fees	39,556	28,627
Payable for distribution and shareholder service fees	16	25,934
Payable for directors fees	4,531	3,123
Other accrued expenses and liabilities	17,026	67,730
Total liabilities	243,686	30,955,875
NET ASSETS	$877,829,881	$630,241,462
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$877,897,138	$498,435,220
Undistributed (distributions in excess of) net investment income	(131,928)	893,881
Accumulated net realized gain	64,671	29,710,766
Net unrealized appreciation	—	101,201,595
NET ASSETS	$877,829,881	$630,241,462
+ Including securities loaned at value	$—	$21,469,409
* Cost of investments in securities	$—	$518,027,701
** Cost of short-term investments	$—	$30,361,787

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

	ING Money Market Portfolio	ING Small Company Portfolio
Class ADV:
Net Assets	n/a	$6,872,977
Shares authorized	n/a	100,000,000
Par value	n/a	$0.001
Shares outstanding	n/a	343,409
Net asset value and redemption price per share	n/a	$20.01
Class I:
Net Assets	$877,696,430	$510,899,194
Shares authorized	unlimited	100,000,000
Par value	$1.000	$0.001
Shares outstanding	877,505,546	24,873,661
Net asset value and redemption price per share	$1.00	$20.54
Class S:
Net Assets	$133,451	$112,262,856
Shares authorized	unlimited	100,000,000
Par value	$1.000	$0.001
Shares outstanding	133,422	5,546,725
Net asset value and redemption price per share	$1.00	$20.24
Class S2:
Net Assets	n/a	$206,435
Shares authorized	n/a	100,000,000
Par value	n/a	$0.001
Shares outstanding	n/a	10,267
Net asset value and redemption price per share	n/a	$20.11

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2013 (UNAUDITED)

	ING Balanced Portfolio	ING Growth and Income Portfolio	ING Intermediate Bond Portfolio
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$4,808,187	$35,177,632	$660,245
Interest	2,553,636	12,086	36,024,632
Dividends from affiliated funds	—	—	6,587,554
Securities lending income, net	84,675	—	103,786
Total investment income	7,446,498	35,189,718	43,376,217
EXPENSES:
Investment management fees	1,330,131	10,426,256	4,406,700
Distribution and shareholder service fees:
Class ADV	—	3,280,754	91,325
Class S	7,020	999,760	1,501,852
Class S2	—	2,087	582
Transfer agent fees	334	5,571	3,310
Administrative service fees	146,310	1,146,853	605,902
Shareholder reporting expense	18,388	209,250	81,935
Professional fees	20,285	129,822	25,898
Custody and accounting expense	165,748	168,600	230,545
Directors fees	8,047	63,076	33,324
Miscellaneous expense	9,241	114,936	62,637
Interest expense	662	1,704	487
Total expenses	1,706,166	16,548,669	7,044,497
Net waived and reimbursed fees	—	(328,501)	(116)
Net expenses	1,706,166	16,220,168	7,044,381
Net investment income	5,740,332	18,969,550	36,331,836
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	20,305,610	169,510,090	11,031,674
Sale of investments in affiliates	—	—	1,745,814
Foreign currency related transactions	(805,779)	(1,409)	(3,310,412)
Futures	956,630	(647,326)	4,278,501
Swaps	(1,285,585)	—	(4,425,078)
Written options	49,949	—	—
Net realized gain	19,220,825	168,861,355	9,320,499
Net change in unrealized appreciation (depreciation) on:
Investments	(1,534,520)	293,382,788	(74,267,858)
Affiliated underlying funds	—	—	(23,171,740)
Foreign currency related transactions	(334,924)	(1,242)	6,242,654
Futures	(482,588)	—	(1,118,995)
Swaps	1,592,033	—	8,340,644
Written options	(25,810)	—	—
Net change in unrealized appreciation (depreciation)	(785,809)	293,381,546	(83,975,295)
Net realized and unrealized gain (loss)	18,435,016	462,242,901	(74,654,796)
Increase (decrease) in net assets resulting from operations	$24,175,348	$481,212,451	$(38,322,960)
*Foreign taxes withheld	$177,669	$—	$251

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2013 (UNAUDITED)

	ING Money Market Portfolio	ING Small Company Portfolio
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$2,766	$3,037,438
Interest, net of foreign taxes withheld*	1,152,372	—
Securities lending income, net	—	675,698
Total investment income	1,155,138	3,713,136
EXPENSES:
Investment management fees	1,122,674	2,323,043
Distribution and shareholder service fees:
Class ADV	—	16,654
Class S	166	142,187
Class S2	—	582
Transfer agent fees	469	558
Administrative service fees	246,981	170,351
Shareholder reporting expense	47,680	36,200
Professional fees	33,049	18,478
Custody and accounting expense	48,256	37,500
Directors fees	13,593	9,369
Miscellaneous expense	17,157	19,731
Interest expense	1,810	222
Total expenses	1,531,835	2,774,875
Net waived and reimbursed fees	(376,697)	(116)
Net expenses	1,155,138	2,774,759
Net investment income	—	938,377
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	70,498	44,094,535
Net realized gain	70,498	44,094,535
Net change in unrealized appreciation (depreciation) on:
Investments	—	39,794,566
Net change in unrealized appreciation (depreciation)	—	39,794,566
Net realized and unrealized gain	70,498	83,889,101
Increase in net assets resulting from operations	$70,498	$84,827,478
*Foreign taxes withheld	$1,497	$1,495

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING Balanced Portfolio		ING Growth and Income Portfolio
	Six Months Ended June 30, 2013	Year Ended December 31, 2012	Six Months Ended June 30, 2013	Year Ended December 31, 2012
FROM OPERATIONS:
Net investment income	$5,740,332	$13,774,177	$18,969,550	$60,554,036
Net realized gain	19,220,825	22,041,463	168,861,355	201,921,770
Net change in unrealized appreciation (depreciation)	(785,809)	33,197,059	293,381,546	315,186,751
Increase in net assets resulting from operations	24,175,348	69,012,699	481,212,451	577,662,557
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	—	(10,041)	(17,283,832)
Class I	(11,496,537)	—	(16,424)	(33,859,750)
Class S	(107,918)	—	(6,063)	(12,215,984)
Class S2	—	—	(7)	(11,472)
Total distributions	(11,604,455)	(16,572,758)	(32,535)	(63,371,038)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	4,271,795	3,421,064	43,567,007	211,287,361
Proceeds from shares issued in merger (Note 14)	—	—	270,921,112	—
Reinvestment of distributions	11,604,455	16,572,757	32,535	63,344,871
	15,876,250	19,993,821	314,520,654	274,632,232
Cost of shares redeemed	(32,658,196)	(77,456,866)	(427,512,120)	(788,623,530)
Net decrease in net assets resulting from capital share transactions	(16,781,946)	(57,463,045)	(112,991,466)	(513,991,298)
Net increase (decrease) in net assets	(4,211,053)	(5,023,104)	368,188,450	300,221
NET ASSETS:
Beginning of year or period	525,816,504	530,839,608	3,890,444,330	3,890,144,109
End of year or period	$521,605,451	$525,816,504	$4,258,632,780	$3,890,444,330
Undistributed (distributions in excess of) net investment income at end of year or period	$5,954,066	$11,818,189	$18,470,725	$(466,290)

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING Intermediate Bond Portfolio		ING Money Market Portfolio
	Six Months Ended June 30, 2013	Year Ended December 31, 2012	Six Months Ended June 30, 2013	Year Ended December 31, 2012
FROM OPERATIONS:
Net investment income	$36,331,836	$87,167,168	$—	$344,257
Net realized gain	9,320,499	53,778,489	70,498	154,584
Net change in unrealized appreciation (depreciation)	(83,975,295)	69,675,925	—	—
Increase (decrease) in net assets resulting from operations	(38,322,960)	210,621,582	70,498	498,841
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	(1,377,112)	—	—
Class I	—	(46,331,028)	—	(344,254)
Class S	—	(52,405,250)	—	—
Class S2	—	(52,316)	—	—
Net realized gains:
Class I	—	—	(160,387)	—
Class S	—	—	(24)	—
Total distributions	—	(100,165,706)	(160,411)	(344,254)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	61,481,303	315,624,658	47,977,578	105,169,901
Reinvestment of distributions	—	100,145,495	160,411	344,254
	61,481,303	415,770,153	48,137,989	105,514,155
Cost of shares redeemed	(179,931,046)	(738,335,864)	(145,821,775)	(306,536,128)
Net decrease in net assets resulting from capital share transactions	(118,449,743)	(322,565,711)	(97,683,786)	(201,021,973)
Net decrease in net assets	(156,772,703)	(212,109,835)	(97,773,699)	(200,867,386)
NET ASSETS:
Beginning of year or period	2,258,684,453	2,470,794,288	975,603,580	1,176,470,966
End of year or period	$2,101,911,750	$2,258,684,453	$877,829,881	$975,603,580
Undistributed (distributions in excess of) net investment income	$29,268,785	$(7,063,051)	$(131,928)	$(131,928)

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING Small Company Portfolio
	Six Months Ended June 30, 2013	Year Ended December 31, 2012
FROM OPERATIONS:
Net investment income	$938,377	$2,986,347
Net realized gain	44,094,535	57,728,705
Net change in unrealized appreciation	39,794,566	21,377,778
Increase in net assets resulting from operations	84,827,478	82,092,830
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	(4,517)	—
Class I	(2,661,796)	(1,896,687)
Class S	(323,038)	(158,247)
Class S2	(435)	(158)
Net realized gains:
Class ADV	(561,010)	(231,384)
Class I	(41,429,239)	(16,798,543)
Class S	(9,277,948)	(4,016,404)
Class S2	(20,332)	(8,048)
Total distributions	(54,278,315)	(23,109,471)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	33,510,642	50,498,757
Reinvestment of distributions	54,278,315	23,109,471
	87,788,957	73,608,228
Cost of shares redeemed	(67,818,720)	(150,976,912)
Net increase (decrease) in net assets resulting from capital share transactions	19,970,237	(77,368,684)
Net increase (decrease) in net assets	50,519,400	(18,385,325)
NET ASSETS:
Beginning of year or period	579,722,062	598,107,387
End of year or period	$630,241,462	$579,722,062
Undistributed net investment income at end of year or period	$893,881	$2,945,290

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (UNAUDITED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income		From net realized gains	From return of capital
Year or period ended	($)	($)		($)	($)	($)		($)	($)
ING Balanced Portfolio
Class I
06-30-13	12.27	0.14	•	0.43	0.57	0.28		—	—
12-31-12	11.13	0.30	•	1.20	1.50	0.36		—	—
12-31-11	11.58	0.29	•	(0.43)	(0.14)	0.31		—	—
12-31-10	10.42	0.27	•	1.19	1.46	0.30		—	—
12-31-09	9.18	0.24	•	1.43	1.67	0.43		—	—
12-31-08	14.45	0.40		(4.07)	(3.67)	0.45		1.15	—
Class S
06-30-13	12.20	0.12	•	0.43	0.55	0.25		—	—
12-31-12	11.05	0.27	•	1.21	1.48	0.33		—	—
12-31-11	11.50	0.26	•	(0.43)	(0.17)	0.28		—	—
12-31-10	10.36	0.24		1.18	1.42	0.28		—	—
12-31-09	9.12	0.21	•	1.43	1.64	0.40		—	—
12-31-08	14.36	0.34		(4.02)	(3.68)	0.41		1.15	—
ING Growth and Income Portfolio
Class ADV
06-30-13	24.31	0.09		2.71	2.80	0.00	*	—	—
12-31-12	21.39	0.29	•	2.97	3.26	0.34		—	—
12-31-11	21.74	0.22		(0.38)	(0.16)	0.19		—	—
12-31-10	19.31	0.15	•	2.47	2.62	0.19		—	—
12-31-09	15.04	0.18	•	4.29	4.47	0.20		—	—
12-31-08	24.61	0.23	•	(9.58)	(9.35)	0.22		—	—
Class I
06-30-13	24.54	0.15		2.74	2.89	0.00	*	—	—
12-31-12	21.59	0.40	•	3.00	3.40	0.45		—	—
12-31-11	21.94	0.31	•	(0.37)	(0.06)	0.29		—	—
12-31-10	19.42	0.22		2.53	2.75	0.23		—	—
12-31-09	15.11	0.27	•	4.30	4.57	0.26		—	—
12-31-08	24.76	0.36		(9.69)	(9.33)	0.32		—	—
Class S
06-30-13	24.32	0.11		2.72	2.83	0.00	*	—	—
12-31-12	21.40	0.34	•	2.97	3.31	0.39		—	—
12-31-11	21.77	0.24	•	(0.35)	(0.11)	0.26		—	—
12-31-10	19.28	0.18		2.48	2.66	0.17		—	—
12-31-09	15.00	0.19		4.32	4.51	0.23		—	—
12-31-08	24.63	0.25	•	(9.58)	(9.33)	0.30		—	—
Class S2
06-30-13	24.08	0.09		2.70	2.79	0.00	*	—	—
12-31-12	21.23	0.35	•	2.90	3.25	0.40		—	—
12-31-11	21.52	0.41	•	(0.54)	(0.13)	0.16		—	—
12-31-10	19.26	0.14		2.28	2.42	0.16		—	—
02-27-09(5)-12-31-09	12.69	(0.06	)•	6.72	6.66	0.09		—	—
ING Intermediate Bond Portfolio
Class ADV
06-30-13	12.88	0.18		(0.44)	(0.26)	—		—	—
12-31-12	12.34	0.42	•	0.67	1.09	0.55		—	—
12-31-11	12.04	0.47	•	0.38	0.85	0.55		—	—
12-31-10	11.62	0.57	•	0.48	1.05	0.63		—	—
12-31-09	11.12	0.47		0.76	1.23	0.73		—	—
12-31-08	13.23	0.58		(1.77)	(1.19)	0.62		0.30	—

							Ratios to average net assets							Supplemental data
	Total distributions		Payment by affiliate	Net asset value, end of year or period	Total Return(1)		Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)		Expense net of all reductions/additions(2)(3)(4)		Net investment income (loss)(2)(4)		Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)		($)	($)	(%)		(%)	(%)		(%)		(%)		($000's)	(%)
ING Balanced Portfolio
Class I
06-30-13	0.28		—	12.56	4.63		0.64	0.64		0.64		2.16		516,176	105
12-31-12	0.36		—	12.27	13.64		0.64	0.64		0.64		2.57		520,249	234
12-31-11	0.31		—	11.13	(1.40)		0.65	0.65		0.65		2.51		524,887	259
12-31-10	0.30		—	11.58	14.22		0.62	0.62	†	0.62	†	2.47	†	614,261	328
12-31-09	0.43		—	10.42	19.23		0.63	0.63	†	0.63	†	2.55	†	631,106	337
12-31-08	1.60		—	9.18	(28.10)		0.62	0.62	†	0.62	†	2.97	†	602,815	294
Class S
06-30-13	0.25		—	12.50	4.46		0.89	0.89		0.89		1.91		5,429	105
12-31-12	0.33		—	12.20	13.49		0.89	0.89		0.89		2.32		5,567	234
12-31-11	0.28		—	11.05	(1.66)		0.90	0.90		0.90		2.25		5,953	259
12-31-10	0.28		—	11.50	13.87		0.87	0.87	†	0.87	†	2.22	†	7,933	328
12-31-09	0.40		—	10.36	18.94		0.88	0.88	†	0.88	†	2.30	†	7,374	337
12-31-08	1.56		—	9.12	(28.28)		0.87	0.87	†	0.87	†	2.73	†	6,684	294
ING Growth and Income Portfolio
Class ADV
06-30-13	0.00	*	—	27.11	11.52		1.09	1.04		1.04		0.65		1,329,528	24
12-31-12	0.34		—	24.31	15.24		1.09	1.04		1.04		1.23		1,251,577	57
12-31-11	0.19		—	21.39	(0.72)		1.08	1.03		1.03		1.03		1,221,084	75
12-31-10	0.19		—	21.74	13.55		1.10	1.10	†	1.10	†	0.77	†	6,037	117
12-31-09	0.20		—	19.31	29.69		1.11	1.11	†	1.11	†	1.10	†	1,302	104
12-31-08	0.22		—	15.04	(37.94	)(a)	1.10	1.10	†	1.10	†	1.14	†	791	169
Class I
06-30-13	0.00	*	—	27.43	11.78		0.59	0.59		0.59		1.10		2,127,503	24
12-31-12	0.45		—	24.54	15.78		0.59	0.59		0.59		1.68		1,865,425	57
12-31-11	0.29		—	21.59	(0.27)		0.58	0.58		0.58		1.39		1,873,712	75
12-31-10	0.23		—	21.94	14.14		0.60	0.60	†	0.60	†	1.12	†	2,253,794	117
12-31-09	0.26		—	19.42	30.24		0.61	0.61	†	0.61	†	1.60	†	2,090,019	104
12-31-08	0.32		—	15.11	(37.63	)(a)	0.60	0.60	†	0.60	†	1.64	†	1,622,085	169
Class S
06-30-13	0.00	*	—	27.15	11.64		0.84	0.84		0.84		0.84		800,713	24
12-31-12	0.39		—	24.32	15.47		0.84	0.84		0.84		1.42		772,713	57
12-31-11	0.26		—	21.40	(0.51)		0.83	0.83		0.83		1.13		795,131	75
12-31-10	0.17		—	21.77	13.81		0.85	0.85	†	0.85	†	0.87	†	480,529	117
12-31-09	0.23		—	19.28	30.03		0.86	0.86	†	0.86	†	1.34	†	481,897	104
12-31-08	0.30		—	15.00	(37.82	)(a)	0.85	0.85	†	0.85	†	1.44	†	290,152	169
Class S2
06-30-13	0.00	*	—	26.87	11.59		1.09	0.99		0.99		0.70		888	24
12-31-12	0.40		—	24.08	15.30		1.09	0.99		0.99		1.47		728	57
12-31-11	0.16		—	21.23	(0.59)		1.08	0.98		0.98		1.99		217	75
12-31-10	0.16		—	21.52	12.55		1.10	1.00	†	1.00	†	0.72	†	5	117
02-27-09(5)-12-31-09	0.09		—	19.26	52.46		1.11	1.01	†	1.01	†	(0.39	)†	5	104
ING Intermediate Bond Portfolio
Class ADV
06-30-13	—		—	12.62	(2.02)		1.00	1.00		1.00		2.92		38,004	204
12-31-12	0.55		—	12.88	8.85		1.00	1.00		1.00		3.25		34,473	424
12-31-11	0.55		—	12.34	7.04		1.00	1.00		1.00		3.76		16,953	456
12-31-10	0.63		—	12.04	9.01		1.00	1.00	†	1.00	†	4.56	†	4,315	438
12-31-09	0.73		—	11.62	11.08		1.01	1.01	†	1.01	†	4.08	†	1	692
12-31-08	0.92		—	11.12	(9.16)		1.01	1.00	†	1.00	†	4.58	†	1	666

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (UNAUDITED) (CONTINUED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations					Less distributions
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)		Total from investment operations	From net investment income		From net realized gains		From return of capital
Year or period ended	($)	($)		($)		($)	($)		($)		($)
ING Intermediate Bond Portfolio (continued)
Class I
06-30-13	12.96	0.23		(0.46)		(0.23)	—		—		—
12-31-12	12.40	0.49	•	0.67		1.16	0.60		—		—
12-31-11	12.07	0.54	•	0.37		0.91	0.58		—		—
12-31-10	11.57	0.61	•	0.53		1.14	0.64		—		—
12-31-09	11.08	0.53	•	0.75		1.28	0.79		—		—
12-31-08	13.22	0.64	•	(1.73)		(1.09)	0.75		0.30		—
Class S
06-30-13	12.89	0.21		(0.45)		(0.24)	—		—		—
12-31-12	12.34	0.45	•	0.67		1.12	0.57		—		—
12-31-11	12.01	0.51	•	0.37		0.88	0.55		—		—
12-31-10	11.52	0.57	•	0.52		1.09	0.60		—		—
12-31-09	11.00	0.50	•	0.75		1.25	0.73		—		—
12-31-08	13.14	0.60	•	(1.72)		(1.12)	0.72		0.30		—
Class S2
06-30-13	12.92	0.28	•	(0.53)		(0.25)	—		—		—
12-31-12	12.37	0.41		0.69		1.10	0.55		—		—
12-31-11	12.08	0.52	•	0.34		0.86	0.57		—		—
12-31-10	11.59	0.55	•	0.53		1.08	0.59		—		—
02-27-09(5)-12-31-09	10.79	0.42	•	1.15		1.57	0.77		—		—
ING Money Market Portfolio(b)
Class I
06-30-13	1.00	(0.00	)*	0.00	*	0.00 *	—		0.00	*	—
12-31-12	1.00	0.00	*	0.00	*	0.00 *	0.00	*	—		—
12-31-11	1.00	0.00	*	0.00	*	0.00 *	0.00	*	0.00	*	0.00	*
12-31-10	1.00	0.00	*	0.00	*	0.00 *	0.00	*	—		0.00	*
12-31-09	1.00	0.00	*	0.00	*	0.00 *	0.00	*	0.00	*	—
12-31-08	1.05	0.02		0.00	*	0.02	0.07		—		—
Class S
06-30-13	1.00	—		0.00	*	0.00	—		0.00	*	—
12-31-12	1.00	(0.00	)*	0.00	*	0.00 *	—		—		—
12-31-11	1.00	—		0.00	*	0.00	—		0.00	*	0.00	*
03-15-10(5)-12-31-10	1.00	0.00	*	0.00	*	0.00 *	0.00	*	—		—
ING Small Company Portfolio
Class ADV
06-30-13	19.13	(0.01)		2.70		2.69	0.01		1.80		—
12-31-12	17.39	0.01		2.41		2.42	—		0.68		—
12-31-11	17.98	(0.02	)•	(0.51)		(0.53)	0.06		—		—
12-31-10	14.60	0.04	•	3.42		3.46	0.08		—		—
12-31-09	11.58	0.08	•	3.02		3.10	0.08		—		—
12-16-08(5)-12-31-08	11.13	0.00	*•	0.45		0.45	—		—		—
Class I
06-30-13	19.63	0.04		2.79		2.83	0.12		1.80		—
12-31-12	17.82	0.10	•	2.47		2.57	0.08		0.68		—
12-31-11	18.34	0.07		(0.52)		(0.45)	0.07		—		—
12-31-10	14.82	0.09		3.52		3.61	0.09		—		—
12-31-09	11.70	0.09		3.11		3.20	0.08		—		—
12-31-08	19.56	0.11	•	(5.52)		(5.41)	0.18		2.27		—
Class S
06-30-13	19.35	0.01		2.74		2.75	0.06		1.80		—
12-31-12	17.57	0.05	•	2.44		2.49	0.03		0.68		—
12-31-11	18.09	0.02		(0.50)		(0.48)	0.04		—		—
12-31-10	14.64	0.04		3.47		3.51	0.06		—		—
12-31-09	11.57	0.05	•	3.09		3.14	0.07		—		—
12-31-08	19.39	0.09	•	(5.50)		(5.41)	0.14		2.27		—

						Ratios to average net assets							Supplemental data
	Total distributions		Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)		Expense net of all reductions/additions(2)(3)(4)		Net investment income (loss)(2)(4)		Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)		($)	($)	(%)	(%)	(%)		(%)		(%)		($000's)	(%)
ING Intermediate Bond Portfolio (continued)
Class I
06-30-13	—		—	12.73	(1.77)	0.50	0.50		0.50		3.45		920,279	204
12-31-12	0.60		—	12.96	9.39	0.50	0.50		0.50		3.78		1,001,255	424
12-31-11	0.58		—	12.40	7.54	0.50	0.50		0.50		4.31		1,205,691	456
12-31-10	0.64		—	12.07	9.84	0.50	0.50	†	0.50	†	4.93	†	1,217,280	438
12-31-09	0.79		—	11.57	11.57	0.51	0.51	†	0.51	†	4.62	†	1,236,593	692
12-31-08	1.05		—	11.08	(8.41)	0.51	0.50	†	0.50	†	5.05	†	1,803,886	666
Class S
06-30-13	—		—	12.65	(1.86)	0.75	0.75		0.75		3.19		1,143,399	204
12-31-12	0.57		—	12.89	9.08	0.75	0.75		0.75		3.52		1,221,680	424
12-31-11	0.55		—	12.34	7.30	0.75	0.75		0.75		4.09		1,247,149	456
12-31-10	0.60		—	12.01	9.51	0.75	0.75	†	0.75	†	4.67	†	1,292,731	438
12-31-09	0.73		—	11.52	11.38	0.76	0.76	†	0.76	†	4.41	†	1,279,655	692
12-31-08	1.02		—	11.00	(8.73)	0.76	0.75	†	0.75	†	4.82	†	1,153,518	666
Class S2
06-30-13	—		—	12.67	(1.93)	1.00	0.90		0.90		4.30		229	204
12-31-12	0.55		—	12.92	8.93	1.00	0.90		0.90		3.37		1,277	424
12-31-11	0.57		—	12.37	7.14	1.00	0.90		0.90		4.20		1,001	456
12-31-10	0.59		—	12.08	9.29	1.00	0.90	†	0.90	†	4.50	†	3	438
02-27-09(5)-12-31-09	0.77		—	11.59	14.59	1.01	0.91	†	0.91	†	4.31	†	3	692
ING Money Market Portfolio(b)
Class I
06-30-13	0.00	*	—	1.00	0.02	0.34	0.26		0.26		—		877,696	—
12-31-12	0.00	*	—	1.00	0.03	0.34	0.34		0.34		0.03		975,469	—
12-31-11	0.00	*	—	1.00	0.02	0.34	0.26		0.26		0.00	*	1,176,157	—
12-31-10	0.00	*	—	1.00	0.24	0.34	0.31	†	0.31	†	0.02	†	1,069,947	—
12-31-09	0.00	*	—	1.00	0.33	0.37	0.37		0.37		0.25		1,328,429	—
12-31-08	0.07		—	1.00	2.67	0.35	0.35		0.35		2.66		1,798,833	—
Class S
06-30-13	0.00	*	—	1.00	0.02	0.59	0.26		0.26		—		133	—
12-31-12	—		—	1.00	0.00	0.59	0.36		0.36		0.01		134	—
12-31-11	0.00	*	—	1.00	0.02	0.59	0.26		0.26		0.00		314	—
03-15-10(5)-12-31-10	0.00	*	—	1.00	0.00	0.59	0.36	†	0.36	†	0.00	*†	313	—
ING Small Company Portfolio
Class ADV
06-30-13	1.81		—	20.01	14.55	1.34	1.34		1.34		(0.08)		6,873	21
12-31-12	0.68		—	19.13	14.01	1.35	1.35		1.35		0.06		6,213	49
12-31-11	0.06		—	17.39	(2.99)	1.35	1.35		1.35		(0.10)		5,938	61
12-31-10	0.08		—	17.98	23.75	1.34	1.34	†	1.34	†	0.25	†	3,253	86
12-31-09	0.08		—	14.60	26.96	1.36	1.36	†	1.36	†	0.67	†	36	128
12-16-08(5)-12-31-08	—		—	11.58	4.04	1.35	1.35	†	1.35	†	0.65	†	3	145
Class I
06-30-13	1.92		—	20.54	14.88	0.84	0.84		0.84		0.35		510,899	21
12-31-12	0.76		—	19.63	14.52	0.85	0.85		0.85		0.55		472,254	49
12-31-11	0.07		—	17.82	(2.49)	0.85	0.85		0.85		0.38		483,473	61
12-31-10	0.09		—	18.34	24.38	0.84	0.84	†	0.84	†	0.51	†	503,739	86
12-31-09	0.08		—	14.82	27.56	0.86	0.86	†	0.86	†	0.67	†	437,930	128
12-31-08	2.45		—	11.70	(31.05)	0.85	0.85	†	0.85	†	0.71	†	420,626	145
Class S
06-30-13	1.86		—	20.24	14.71	1.09	1.09		1.09		0.11		112,263	21
12-31-12	0.71		—	19.35	14.26	1.10	1.10		1.10		0.28		101,041	49
12-31-11	0.04		—	17.57	(2.68)	1.10	1.10		1.10		0.12		108,502	61
12-31-10	0.06		—	18.09	24.00	1.09	1.09	†	1.09	†	0.29	†	122,286	86
12-31-09	0.07		—	14.64	27.33	1.11	1.11	†	1.11	†	0.43	†	78,790	128
12-31-08	2.41		—	11.57	(31.28)	1.10	1.10	†	1.10	†	0.71	†	44,764	145
See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (UNAUDITED) (CONTINUED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital
Year or period ended	($)	($)		($)	($)	($)	($)	($)
ING Small Company Portfolio (continued)
Class S2
06-30-13	19.22	(0.19	)•	2.92	2.73	0.04	1.80	—
12-31-12	17.47	0.03		2.41	2.44	0.01	0.68	—
12-31-11	18.04	0.01	•	(0.52)	(0.51)	0.06	—	—
12-31-10	14.61	0.06	•	3.42	3.48	0.05	—	—
02-27-09(5)-12-31-09	9.27	0.03	•	5.39	5.42	0.08	—	—

					Ratios to average net assets							Supplemental data
	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)		Expense net of all reductions/additions(2)(3)(4)		Net investment income (loss)(2)(4)		Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	(%)	(%)	(%)		(%)		(%)		($000's)	(%)
ING Small Company Portfolio (continued)
Class S2
06-30-13	1.84	—	20.11	14.67	1.34	1.24		1.24		(1.84)		206	21
12-31-12	0.69	—	19.22	14.08	1.35	1.25		1.25		0.16		214	49
12-31-11	0.06	—	17.47	(2.85)	1.35	1.25		1.25		0.04		195	61
12-31-10	0.05	—	18.04	23.85	1.34	1.24	†	1.24	†	0.40	†	50	86
02-27-09(5)-12-31-09	0.08	—	14.61	58.73	1.36	1.26	†	1.26	†	0.27	†	5	128

(1)  Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(2)  Annualized for periods less than one year.

(3)  Expense ratios do not include fees and expenses charged under the variable annuity contract or variable life insurance policy.

(4)  Expense ratios reflect operating expenses of a Portfolio. Expenses before reductions/additions do not reflect amounts reimbursed by an Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Portfolio during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by an Investment Adviser and/or Distributor but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Portfolio. Net investment income (loss) is net of all such additions or reductions.

(5)  Commencement of operations.

(a)  There was no impact on total return by the affiliate payment.

(b)  NAV and per share amounts have been restated to reflect the stock split that occurred on October 7, 2008. Effective October 7, 2008, the Portfolio converted to a stable share price of $1.00 per share. In connection with this change, the Portfolio utilized a stock split and distributed additional shares to its shareholders (adjustment factor: 12.926 shares to 1 share) such that each shareholder's proportionate interest and aggregate value of investment in the Portfolio remained the same.

•  Calculated using average number of shares outstanding throughout the period.

*  Amount is less than $0.005 or 0.005% or more than $(0.005) or (0.005)%.

†  Impact of waiving the advisory fee for the ING Institutional Prime Money Market Fund holding has less than 0.005% impact on the expense ratio and net investment income or loss ratio.

See Accompanying Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2013 (UNAUDITED)

NOTE 1 — ORGANIZATION

The ING Variable Product Funds are comprised of ING Balanced Portfolio, Inc., ING Variable Funds, ING Variable Portfolios, Inc., ING Intermediate Bond Portfolio, and ING Money Market Portfolio (collectively, "Registrants"), all of which are open-end investment management companies registered under the Investment Company Act of 1940, as amended ("1940 Act" or "Act").

ING Balanced Portfolio, Inc. is a company incorporated under the laws of Maryland on December 14, 1988 with one diversified series, ING Balanced Portfolio ("Balanced"). ING Variable Funds is a business trust formed under the laws of Massachusetts on January 25, 1984 with one diversified series, ING Growth and Income Portfolio ("Growth and Income"). ING Variable Portfolios, Inc. is a company incorporated under the laws of Maryland on June 4, 1996 and has nineteen separate active diversified and non-diversified series. The diversified series that is in this report is ING Small Company Portfolio ("Small Company"). ING Intermediate Bond Portfolio is a business trust formed under the laws of Massachusetts on January 25, 1984 with one diversified series, ING Intermediate Bond Portfolio ("Intermediate Bond"). ING Money Market Portfolio is a business trust formed under the laws of Massachusetts on January 25, 1984 with one diversified series, ING Money Market Portfolio ("Money Market"). Each of the portfolios is a "Portfolio" and collectively, they are the "Portfolios." The investment objective of the Portfolios is described in the Portfolios' Prospectus.

Each Portfolio offers at least two of the following classes of shares: Adviser ("ADV") Class, Class I, Class S and Service 2 Class (Class "S2") shares. Each class has equal rights as to class and voting privileges. The classes differ principally in the applicable distribution and shareholder service fees. Generally, shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Portfolios and earn income and realized gains/losses from the Portfolios pro rata based on the average daily net assets of each class, without distinction between share classes. Expenses that are specific to a portfolio or a class are charged directly to that portfolio or class. Other operating expenses shared by several portfolios are generally allocated among those portfolios based on average net assets. Distributions are determined separately for each class based on income and expenses allocable to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution.

Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder service fees, if applicable.

ING Investments, LLC serves as the investment adviser ("ING Investments" or the "Investment Adviser") to the Portfolios. ING Investment Management Co. LLC serves as the sub-adviser ("ING IM" or the "Sub-Adviser") to the Portfolios. ING Funds Services, LLC serves as the administrator ("IFS" or the "Administrator") for the Portfolios. ING Investments Distributor, LLC ("IID" or the "Distributor") serves as the principal underwriter to the Portfolios.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Portfolios in the preparation of their financial statements. Such policies are in conformity with U.S. generally accepted accounting principles ("GAAP") for investment companies.

A.  Security Valuation. All investments in securities are recorded at their estimated fair value, as described below. Investments in equity securities traded on a national securities exchange are valued at the official closing price when available or, for certain markets, the last reported sale price. Securities reported by NASDAQ are valued at the NASDAQ official closing prices. Securities traded on an exchange or NASDAQ for which there has been no sale and securities traded in the over-the-counter-market are valued at the mean between the last reported bid and ask prices. All investments quoted in foreign currencies are valued daily in U.S. dollars on the basis of the foreign currency exchange rates prevailing at that time. Debt securities acquired with more than 60 days to maturity are valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as yields, maturities, liquidity, ratings and traded prices in similar or identical securities. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of fair market value obtained from yield data relating to investments or securities with similar characteristics. U.S. government obligations are valued by using market quotations or independent pricing services that use prices provided by market-makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics. Investments in open-end mutual funds are valued at net asset value ("NAV"). Investments in

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

securities of sufficient credit quality maturing in 60 days or less are valued at amortized cost which approximates fair value.

Securities and assets for which market quotations are not readily available (which may include certain restricted securities, which are subject to limitations as to their sale) are valued at their fair values, as defined in the 1940 Act, and as determined in good faith by or under the supervision of the Portfolios' Board of Directors/Trustees ("Board"), in accordance with methods that are specifically authorized by the Board. Securities traded on exchanges, including foreign exchanges, which close earlier than the time that a Portfolio calculates its NAV may also be valued at their fair values as defined by the 1940 Act, and as determined in good faith by or under the supervision of the Board, in accordance with methods that are specifically authorized by the Board. All such fair valuations are made in accordance with valuation procedures of the Portfolios (the "Valuation Procedures") which have been approved by the Board. The valuation techniques applied in any specific instance are set forth in the Valuation Procedures and may vary from case to case. With respect to a restricted security, for example, consideration is generally given to the cost of the investment, the market value of any unrestricted securities of the same class at the time of valuation, the potential expiration of restrictions on the security, the existence of any registration rights, the costs to the Portfolios related to registration of the security, as well as factors relevant to the issuer itself. Consideration may also be given to the price and extent of any public trading in similar securities of the issuer or comparable companies' securities. The value of a foreign security traded on an exchange outside the United States is generally based on its price on the principal foreign exchange where it trades as of the time a Portfolio determines its NAV or if the foreign exchange closes prior to the time a Portfolio determines its NAV, the most recent closing price of the foreign security on its principal exchange. Trading in certain non-U.S. securities may not take place on all days on which the New York Stock Exchange ("NYSE") is open. Further, trading takes place in various foreign markets on days on which the NYSE is not open. Consequently, the calculation of a Portfolio's NAV may not take place contemporaneously with the determination of the prices of securities held by a Portfolio in foreign securities markets. Further, the value of a Portfolio's assets may be significantly affected by foreign trading on days when a shareholder cannot purchase or redeem shares of a Portfolio. In calculating a Portfolio's NAV, foreign securities denominated in foreign currency are converted to U.S. dollar equivalents. If an event occurs after the time at which the market for foreign securities held by a Portfolio closes but before the time that a Portfolio's NAV is calculated, such event may cause the closing price on the foreign exchange to not represent a readily available reliable market value quotation for such securities at the time a Portfolio determines its NAV. In such a case, a Portfolio will use the fair value of such securities as determined under a Portfolio's valuation procedures. Events after the close of trading on a foreign market that could require a Portfolio to fair value some or all of its foreign securities include, among others, securities trading in the U.S. and other markets, corporate announcements, natural and other disasters, and political and other events. Among other elements of analysis in the determination of a security's fair value, the Board has authorized the use of one or more independent research services to assist with such determinations. An independent research service may use statistical analyses and quantitative models to help determine fair value as of the time a Portfolio calculates its NAV. There can be no assurance that such models accurately reflect the behavior of the applicable markets or the effect of the behavior of such markets on the fair value of securities, or that such markets will continue to behave in a fashion that is consistent with such models. Unlike the closing price of a security on an exchange, fair value determinations employ elements of judgment. Consequently, the fair value assigned to a security may not represent the actual value that a Portfolio could obtain if it were to sell the security at the time of the close of the NYSE. Pursuant to procedures adopted by the Board, a Portfolio is not obligated to use the fair valuations suggested by any research service, and valuation recommendations provided by such research services may be overridden if other events have occurred or if other fair valuations are determined in good faith to be more accurate. Unless an event is such that it causes a Portfolio to determine that the closing prices for one or more securities do not represent readily available reliable market value quotations at the time a Portfolio determines its NAV, events that occur between the time of the close of the foreign market on which they are traded and the close of regular trading on the NYSE will not be reflected in a Portfolio's NAV.

Money Market uses the amortized cost method to value its portfolio securities, which approximates fair value. The amortized cost method involves valuing a

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

security at its cost and amortizing any discount or premium over the period until maturity, regardless of the impact of fluctuating interest rates or the fair value of the security.

Fair value is defined as the price that the Portfolios would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Each investment asset or liability of the Portfolios is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as "Level 1," inputs other than quoted prices for an asset or liability that are observable are classified as "Level 2" and unobservable inputs, including the Investment Adviser's or Sub-Adviser's, judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as "Level 3." The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality which are valued at amortized cost, which approximates fair value, are generally considered to be Level 2 securities under applicable accounting rules. A table summarizing the Portfolios' investments under these levels of classification is included following the Summary Portfolio of Investments.

The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to the "Pricing Committee" as established by the fund's Administrator. The Pricing Committee considers all facts they deem relevant that are reasonably available, through either public information or information available to the Investment Adviser or Sub-Adviser, when determining the fair value of the security. In the event that a security or asset cannot be valued pursuant to one of the valuation methods established by the Board, the fair value of the security or asset will be determined in good faith by the Pricing Committee. When a Portfolio uses these fair valuation methods that use significant unobservable inputs to determine its NAV, securities will be priced by a method that the Pricing Committee believes accurately reflects fair value and are categorized as Level 3 of the fair value hierarchy. The methodologies used for valuing securities are not necessarily an indication of the risks of investing in those securities valued in good faith at fair value nor can it be assured a Portfolio can obtain the fair value assigned to a security if they were to sell the security.

To assess the continuing appropriateness of security valuations, the Pricing Committee may compare prior day prices, prices on comparable securities, and traded prices to the prior or current day prices and the Pricing Committee challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued in good faith at fair value, the Pricing Committee reviews and affirms the reasonableness of the valuation on a regular basis after considering all relevant information that is reasonably available.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The end of period timing recognition is used for the transfers between Levels of a Portfolio's assets and liabilities. A reconciliation of Level 3 investments is presented when a Portfolio has a significant amount of Level 3 investments.

For the six months ended June 30, 2013, there have been no significant changes to the fair valuation methodologies.

B.  Security Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Portfolios. Premium amortization and discount accretion are determined by the effective yield method.

C.  Foreign Currency Translation. The books and records of the Portfolios are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1)  Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at the end of the day.

(2)  Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at the end of

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

the day, the Portfolios do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities, which are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statements of Assets and Liabilities for the estimated tax withholding based on the securities' current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on a Portfolio's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and U.S. government securities. These risks include, but are not limited to, revaluation of currencies and future adverse political and economic developments, which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities.

D.  Risk Exposures and the Use of Derivative Instruments. Certain Portfolios' investment strategies permit the Portfolios to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward foreign currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, and purchased and written options. In doing so, a Portfolio will employ strategies in differing combinations to permit it to increase or decrease the level of risk, or change the level or types of exposure to market risk factors. This may allow a Portfolio to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of affecting a similar response to market factors.

Market Risk Factors. In pursuit of its investment objectives, a Portfolio may seek to use derivatives to increase or decrease its exposure to the following market risk factors:

Credit Risk. Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.

Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer durations, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter durations.

Risks of Investing in Derivatives. A Portfolio's use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where a Portfolio is using derivatives to decrease, or hedge, exposures to market risk factors for securities held by a Portfolio, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

The use of these strategies involves certain special risks, including a possible imperfect correlation, or even no correlation, between price movements of derivative instruments and price movements of related investments. While some strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in related investments or otherwise, due to the possible inability of a Portfolio to purchase or sell a portfolio security at a time that otherwise would be favorable or the possible need to sell a portfolio security at a

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

disadvantageous time because a Portfolio is required to maintain asset coverage or offsetting positions in connection with transactions in derivative instruments. Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and a Portfolio. Associated risks are not the risks that a Portfolio is attempting to increase or decrease exposure to, per their investment objectives, but are the additional risks from investing in derivatives. Examples of these associated risks are liquidity risk, which is the risk that a Portfolio will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to a Portfolio. Associated risks can be different for each type of derivative and are discussed by each derivative type in the following notes.

Counterparty Credit Risk and Credit Related Contingent Features. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to a Portfolio. Each Portfolio's derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. A Portfolio intends to enter into financial transactions with counterparties that they believe to be creditworthy at the time of the transaction. To reduce this risk, a Portfolio has entered into master netting arrangements, established within each Portfolio's International Swap and Derivatives Association, Inc. Master Agreements ("Master Agreements"). These agreements are with select counterparties and they govern transactions, including certain over-the-counter ("OTC") derivative and forward foreign currency contracts, entered into by a Portfolio and the counterparty. The Master Agreements maintain provisions for general obligations, representations, agreements, collateral, and events of default or termination. The occurrence of a specified event of termination may give a counterparty the right to terminate all of its contracts and affect settlement of all outstanding transactions under the applicable Master Agreement.

A Portfolio may also enter into collateral agreements with certain counterparties to further mitigate counterparty risk on OTC derivative and forward foreign currency contracts. Subject to established minimum levels, collateral is generally determined based on the net aggregate unrealized gain or loss on contracts with a certain counterparty. Collateral pledged to or from a Portfolio is held in a segregated account by a third-party agent and can be in the form of cash or debt securities issued by the U.S. government or related agencies.

As of June 30, 2013, the maximum amount of loss that Balanced and Intermediate Bond would incur if the counterparties to its derivative transactions failed to perform would be $3,240,094 and $6,809,405, respectively, which represents the gross payments to be received by the Portfolios on open swaps, forward foreign currency contracts and purchased options were they to be unwound as of June 30, 2013. At June 30, 2013, certain counterparties had posted $5,109,000 to Intermediate Bond.

Each Portfolio has credit-related contingent features that if triggered would allow its derivative counterparties to close out and demand payment or additional collateral to cover their exposure from a Portfolio. Credit-related contingent features are established between each Portfolio and their derivatives counterparties to reduce the risk that a Portfolio will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in a Portfolio's net assets and or a percentage decrease in a Portfolio's NAV, which could cause a Portfolio to accelerate payment of any net liability owed to the counterparty. The contingent features are established within each Portfolio's Master Agreements.

As of June 30, 2013, Balanced and Intermediate Bond had a net liability position of $4,315,530 and $2,449,054, respectively, on open swaps, forward foreign currency contract and written options with credit related contingent features. If a contingent feature would have been triggered as of June 30, 2013, the Portfolios could have been required to pay this amount in cash to its counterparties. As of June 30, 2013, there was no collateral posted by either Portfolio for open OTC derivative instruments.

E.  Forward Foreign Currency Transactions and Futures Contracts. Certain Portfolios may enter into foreign currency exchange transactions to convert to and from different foreign currencies and to and from the U.S. dollar in connection with the planned purchases or sales of securities. When entering into a forward foreign currency contract, a Portfolio agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed upon future date. A Portfolio either enters into these transactions on a spot basis at the spot rate prevailing in the foreign currency exchange market or uses forward foreign currency contracts to purchase or sell foreign currencies. When the contract is fulfilled or closed,

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

gains or losses are realized. Until then, the gain or loss is included in unrealized appreciation or depreciation. Risks may arise upon entering into forward contracts from the potential inability of counterparties to meet the terms of their forward contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

During the six months ended June 30, 2013, the following Portfolios had average contract amounts on forward foreign currency contracts to buy and sell as disclosed below:

	Buy	Sell
Balanced	$104,428,055	$93,596,433
Intermediate Bond	154,893,018	242,083,268

The above Portfolios entered into forward foreign currency contracts to protect their non-U.S. dollar-denominated holdings from adverse currency movements. Please refer to the tables following each respective Summary Portfolio of Investments for open forward foreign currency contracts at June 30, 2013.

Each Portfolio, with the exception of Money Market, may enter into futures contracts involving foreign currency, interest rates, securities and security indices. A futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date. A Portfolio may buy and sell futures contracts. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when each Portfolio's assets are valued.

Upon entering into a futures contract, a Portfolio is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by a Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. Open futures contracts are reported on a table following each Portfolio's Summary Portfolio of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are footnoted in the Summary Portfolio of Investments. Cash collateral held by the broker to cover initial margin requirements on open futures contracts are noted in the Statements of Assets and Liabilities. The net change in unrealized appreciation and depreciation is reported in the Statements of

Operations. Realized gains (losses) are reported in the Statements of Operations at the closing or expiration of futures contracts.

Futures contracts are exposed to the market risk factor of the underlying financial instrument. During the six months ended June 30, 2013, Balanced and Intermediate Bond have purchased and sold futures contracts on various equity indices (Balanced only), bonds, and notes. Balanced purchased equity futures to "equitize" cash. Both Balanced and Intermediate Bond purchased and sold futures on bonds and notes as part of their duration management. Growth and Income entered into equity futures to "equitize" cash. Additional associated risks of entering into futures contracts include the possibility that there may be an illiquid market where a Portfolio is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of a Portfolio's securities. With futures, there is minimal counterparty credit risk to the Portfolios since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. During the six months ended June 30, 2013, the following Portfolios had average notional values on futures contracts purchased and sold as disclosed below:

	Purchased	Sold
Balanced	$54,663,442	$25,437,062
Intermediate Bond	218,367,225	107,054,070
Growth and Income	—	34,279,757

Please refer to the tables following the Summary Portfolio of Investments for open futures contracts for Balanced and Intermediate Bond at June 30, 2013. There were no open futures contracts for Growth and Income at June 30, 2013.

F.  Options Contracts. Certain Portfolios may write call and put options on futures, swaps ("swaptions"), securities, commodities or foreign currencies it owns or in which it may invest. Writing put options tends to increase the Portfolios' exposure to the underlying instrument. Writing call options tends to decrease the Portfolios' exposure to the underlying instrument. When a Portfolio writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statements of Assets and Liabilities. Certain options may be written with premiums to be determined on a future date. Premiums received from writing options which expire are treated as realized

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain or loss. A Portfolio as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Portfolios may not be able to enter into a closing transaction because of an illiquid market. The Portfolios may also purchase put and call options. Purchasing call options tends to increase the Portfolios' exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolios' exposure to the underlying instrument. The Portfolios pay a premium which is included on the Statements of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss.

During the six months ended June 30, 2013, Balanced has purchased and written foreign currency options to gain exposure to currencies and to generate income. Please refer to the Summary Portfolio of Investments for open purchased foreign currency options and the table following the Summary Portfolio of Investments for open written foreign currency options at June 30, 2013.

During the six months ended June 30, 2013, Balanced and Intermediate Bond have purchased interest rate swaptions to gain exposure to interest rates and to generate income. There were no open purchased interest rate swaptions at June 30, 2013.

Please refer to Note 9 for the volume of both purchased and written option activity during the six months ended June 30, 2013.

G.  Distributions to Shareholders. The Portfolios record distributions to their shareholders on the ex-dividend date. Balanced and Small Company declare and pay dividends annually. Growth and Income and Intermediate Bond declare and pay dividends semi-annually. Money Market declares dividends daily and pays dividends, if any, monthly. Each Portfolio distributes capital gains, if any, annually. The Portfolios may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from U.S. GAAP for investment companies.

H.  Federal Income Taxes. It is the policy of the Portfolios to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized capital gains to their shareholders. Therefore, a federal income tax or excise tax provision is not required. Management has considered the sustainability of the Portfolios' tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized or expire.

I.  Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

J.  Repurchase Agreements. Each Portfolio may invest in repurchase agreements only with government securities dealers recognized by the Board of Governors of the Federal Reserve System. Under such agreements, the seller of the security agrees to repurchase it at a mutually agreed upon time and price. The resale price is in excess of the purchase price and reflects an agreed upon interest rate for the period of time the agreement is outstanding. The period of the repurchase agreements is usually short, from overnight to one week, while the underlying securities generally have longer maturities. Each Portfolio will receive as collateral securities acceptable to it whose market value is equal to at least 100% of the carrying amount of the repurchase agreements, plus accrued interest, being invested by the Portfolio. The underlying collateral is valued daily on a mark-to-market basis to assure that the value, including accrued interest is at least equal to the

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

repurchase price. There would be potential loss to the Portfolio in the event the Portfolio is delayed or prevented from exercising its right to dispose of the collateral, and it might incur disposition costs in liquidating the collateral.

K.  Securities Lending. Each Portfolio (except Money Market) may temporarily loan up to 33 1/3% of its total assets to brokers, dealers or other financial institutions in exchange for a negotiated lender's fee. The borrower is required to fully collateralize the loans with cash or U.S. government securities. Generally, in the event of counterparty default, a Portfolio has the right to use collateral to offset losses incurred. There would be potential loss to a Portfolio in the event a Portfolio is delayed or prevented from exercising its right to dispose of the collateral. The Portfolio bears the risk of loss with respect to the investment of collateral with the following exception: The Bank of New York Mellon ("BNY") provides the Portfolio indemnification from loss with respect to the investment of collateral provided that the cash collateral is invested solely in overnight repurchase agreements. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in a Portfolio.

L.  Restricted Securities. The Portfolios may invest in restricted securities, which include those sold under Rule 144A of the Securities Act of 1933 ("1933 Act") or securities offered pursuant to Section 4(2) of the 1933 Act, and/or are subject to legal or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Restricted securities are fair valued using market quotations when readily available. In the absence of market quotations, the securities are valued based upon their fair value, as defined by the Act, determined under procedures approved by the Board.

M.  When-Issued and Delayed-Delivery Transactions. Each Portfolio may purchase or sell securities on a when-issued or forward commitment basis. The price of the underlying securities and date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The fair value of such is identified in the Summary Portfolio of Investments. Losses may arise due to changes in the fair value of the securities or from the inability of counterparties to meet the terms of the contract. In connection with such purchases, the Portfolios are required to hold liquid assets as collateral with the Portfolios' custodian sufficient to cover the purchase price.

N.  Mortgage Dollar Roll Transactions. Each Portfolio, except Small Company, may engage in dollar roll transactions with respect to mortgage-backed securities issued by Government National Mortgage Association, Federal National Mortgage Association and Federal Home Loan Mortgage Corp. In a dollar roll transaction, a Portfolio sells a mortgage-backed security to a financial institution, such as a bank or broker/dealer, and simultaneously agrees to repurchase a substantially similar (i.e., same type, coupon, and maturity) security from the institution on a delayed-delivery basis at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. The Portfolios account for dollar roll transactions as purchases and sales.

O.  Swap Agreements. Certain Portfolios may enter into swap agreements. A swap is an agreement between two parties pursuant to which each party agrees to make one or more payments to the other at specified future intervals based on the return of an asset (such as a stock, bond or currency) or non-asset reference (such as an interest rate or index). The swap agreement will specify the "notional" amount of the asset or non-asset reference to which the contract relates. Subsequent changes in fair value, if any, are calculated based upon changes in the performance of the asset or non-asset reference multiplied by the notional value of the contract. A Portfolio may enter into credit default, interest rate, total return and currency swaps to manage its exposure to credit, currency and interest rate risk. All outstanding swap agreements are reported following each Portfolio's Summary Portfolio of Investments.

Swaps are marked to market daily using quotations primarily from third party pricing services, counterparties or brokers. The value of the swap contract is recorded on each Portfolio's Statement of Assets or Liabilities. During the term of the swap, changes in the value of the swap, if any, are recorded as unrealized gains or losses on the Statement of Operations. Upfront payments paid or received by a Portfolio when entering into the agreements are reported on the Statement of Assets and Liabilities and as a component of the changes in unrealized gains or losses on the Statement of Operations. These upfront payments represent the amounts paid or received when initially entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and the prevailing market conditions. The upfront payments

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

are included as a component in the realized gains or losses on each Portfolio's Statement of Operations upon termination or maturity of the swap. A Portfolio also records net periodic payments paid or received on the swap contract as a realized gain or loss on the Statement of Operations.

Entering into swap agreements involves the risk that the maximum potential loss of an investment exceeds the current value of the investment as reported on each Portfolio's Statement of Assets and Liabilities. Other risks involve the possibility that the counterparty to the agreements may default on its obligation to perform, that there will be no liquid market for these investments and that unfavorable changes in the market will have a negative impact on the value of the index or securities underlying the respective swap agreement.

Credit Default Swap Contracts. A credit default swap is a bilateral agreement between counterparties in which the buyer of the protection agrees to make a stream of periodic payments to the seller of protection in exchange for the right to receive a specified return in the event of a default or other credit event for a referenced entity, obligation or index. As a seller of protection on credit default swaps, a Portfolio will generally receive from the buyer a fixed payment stream based on the notional amount of the swap contract. This fixed payment stream will continue until the swap contract expires or a defined credit event occurs.

A Portfolio is subject to credit risk in the normal course of pursuing its investment objectives. As a seller of protection in a credit default swap, a Portfolio may execute these contracts to manage its exposure to the market or certain sectors of the market. Certain Portfolios may also enter into credit default swaps to speculate on changes in an issuer's credit quality, to take advantage of perceived spread advantages, or to offset an existing short equivalent (i.e. buying protection on an equivalent reference entity).

Certain Portfolios may sell credit default swaps which expose these Portfolios to the risk of loss from credit risk related events specified in the contract. Although contract specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default or repudiation/moratorium. If a Portfolio is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, a

Portfolio will generally either (i) pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index. If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity-specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues are disclosed in each Portfolio's Summary Portfolio of Investment and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-backed securities or credit indices, the quoted market prices and resulting fair values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing fair values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum amount of future payments (undiscounted) that a Portfolio as seller of protection

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of June 30, 2013, for which a Portfolio is seller of protection are disclosed in each Portfolio's Summary Portfolio of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreements, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Portfolio for the same referenced entity or entities.

For the six months ended June 30, 2013, both Balanced and Intermediate Bond have purchased credit protection through credit default swaps to decrease exposure to the credit risk of individual securities and to hedge against anticipated potential credit events.

For the six months ended June 30, 2013, both Balanced and Intermediate Bond have purchased credit protection on credit default swap indices ("CDX"). A CDX is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. The Portfolios use CDX swaps to hedge the credit risk associated with various sectors within the credit markets.

For the six months ended June 30, 2013, both Balanced and Intermediate Bond have sold credit protection through credit default swaps to gain exposure to the credit risk of individual securities that are either unavailable or considered to be less attractive in the bond market.

For the six months ended June 30, 2013, Balanced and Intermediate Bond had average notional amounts of $4,254,000 and $76,224,000 on credit default swaps to buy protection and average notional amounts of $1,144,000 and $15,479,000 on credit default swaps to sell protection, respectively. Please refer to the tables following the Summary Portfolio of Investments for Balanced for open credit default swaps at June 30, 2013. There were no open credit default swaps for Intermediate Bond at June 30, 2013.

Interest Rate Swap Contracts. An interest rate swap involves the agreement between counterparties to exchange periodic payments based on interest rates. One payment will be based on a floating rate of a specified interest rate while the other will be a fixed rate. Risks involve the future fluctuations of interest rates in which a Portfolio may make payments that are greater than what a Portfolio received from the counterparty. Other risks include credit, liquidity and market risk.

For the six months ended June 30, 2013, Balanced has entered into interest rate swaps in which it pays a floating interest rate and receives a fixed interest rate ("Long interest rate swap") in order to increase exposure to interest rate risk. Average notional amounts on long interest rate swaps were $23,517,707.

For the six months ended June 30, 2013, Balanced and Intermediate Bond have entered into interest rate swaps in which it pays a fixed interest rate and receives a floating interest rate ("Short interest rate swap") in order to decrease exposure to interest rate risk. Average notional amounts on short interest rate swaps were $14,666,832 and $73,499,153, respectively.

Balanced and Intermediate Bond entered into interest rate swaps to adjust interest rate and yield curve exposures and to substitute for physical fixed-income securities. Please refer to the table following the Summary Portfolio of Investments for Balanced for open interest rate swaps at June 30, 2013. There were no open interest rate swaps for Intermediate Bond at June 30, 2013.

At June 30, 2013, Balanced posted $150,000 in cash collateral as initial margin for centrally cleared interest rate swaps.

P.  Indemnifications. In the normal course of business, the Registrants may enter into contracts that provide certain indemnifications. The Registrants' maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be estimated; however, based on experience, management considers the risk of loss from such claims remote.

NOTE 3 — INVESTMENT TRANSACTIONS

For the period ended June 30, 2013, the cost of purchases and proceeds from the sales of securities, excluding short-term and U.S. government securities, were as follows:

	Purchases	Sales
Balanced	$292,737,564	$321,049,131
Growth and Income	994,930,379	1,365,300,300
Intermediate Bond	816,222,724	883,838,669
Small Company	129,165,219	163,993,402

U.S. government securities not included above were as follows:

	Purchases	Sales
Balanced	$252,177,538	$244,131,315
Intermediate Bond	4,094,440,577	3,996,281,646

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

NOTE 4 — INVESTMENT MANAGEMENT AND ADMINISTRATIVE FEES

The Portfolios entered into investment management agreements ("Investment Management Agreements") with the Investment Adviser. The Investment Management Agreements compensate the Investment Adviser with a fee, computed daily and payable monthly, based on the average daily net assets of each Portfolio, at the following annual rates:

Balanced	0.500%
Growth and Income	0.500% on first $10 billion;
0.450% on next $5 billion; and
0.425% over $15 billion
Intermediate Bond	0.400%
Money Market	0.250%
Small Company	0.750%

Pursuant to administration agreements, IFS acts as administrator and provides certain administrative and shareholder services necessary for Portfolio operations and is responsible for the supervision of other service providers. IFS is entitled to receive from each Portfolio a fee at an annual rate of 0.055% on the first $5 billion of daily net assets and 0.03% thereafter.

The Investment Adviser entered into sub-advisory agreements with ING IM. ING IM acts as sub-adviser to all Portfolios. Subject to such policies as the Board or the Investment Adviser may determine, ING IM manages the Portfolios' assets in accordance with the Portfolios' investment objectives, policies, and limitations.

In placing equity security transactions, the Sub-Adviser is required to use its best efforts to choose a broker capable of providing brokerage services necessary to obtain the best execution for each transaction. Subject to this requirement, each Sub-Adviser may allocate equity security transactions through certain designated broker-dealers. Some of these broker-dealers participate in commission recapture programs that have been established for the benefit of the Portfolios. Under these programs, the participating broker-dealers will return to a Portfolio a portion of the brokerage commissions (in the form of a credit to a Portfolio) paid to the broker-dealers to pay certain expenses of a Portfolio. These commission recapture payments benefit the Portfolios and not the Sub-Adviser. Any amount credited to a Portfolio is recognized as brokerage commission recapture in the Statements of Operations. There was no brokerage commission recapture for any Portfolios during the six-months ended June 30, 2013.

NOTE 5 — DISTRIBUTION AND SERVICE FEES

ADV Class and Class S2 shares of the respective Portfolios are subject to a Shareholder Service and Distribution Plan (the "Plan"). Under the Plan, the

Distributor is paid an annual shareholder service fee at the rate of 0.25% and an annual distribution fee at the rate of 0.25% of the average daily net assets attributable to its ADV Class and Class S2 shares. The Distributor has contractually agreed to waive a portion of its fee equal to 0.10% of the average daily net assets attributable to the distribution fee paid by Class S2 of the Portfolios, so that the actual fee paid by a Portfolio is an annual rate of 0.15%. For the six months ended June 30, 2013, the Distributor for Growth and Income, Intermediate Bond, and Small Company waived $328,501, $116, and $116, respectively. Additionally, the Distributor has contractually agreed to waive a portion of its fee equal to 0.05% of the average daily net assets attributable to the distribution fee paid by ADV Class of Growth and Income, so that the actual fee paid by the Portfolio is an annual rate of 0.20%. Termination or modification of these contractual waivers requires approval by the Board. There is no guarantee that these waivers will continue.

Class S shares of the respective Portfolios have adopted either a Distribution Plan or a Shareholder Services and Distribution Plan pursuant to Rule 12b-1 under the 1940 Act (collectively, the "12b-1 Plans"), whereby the Distributor is compensated by each Portfolio for expenses incurred for Shareholder Servicing and/or the distribution of each Portfolio's shares. Pursuant to the 12b-1 Plans, the Distributor is entitled to a payment each month to compensate for expenses incurred in the distribution and promotion of each Portfolio's shares, including expenses incurred in printing prospectuses and reports used for sales purposes, expenses incurred in preparing and printing sales literature and other such distribution related expenses, including any distribution or shareholder servicing fees paid to securities dealers who have executed a distribution agreement with the Distributor. Under the 12b-1 Plans, Class S shares of the Portfolios pay the Distributor a fee calculated at an annual rate of 0.25% of average daily net assets. For Money Market, the Distributor agreed to waive 0.10% of average daily net assets attributable to distribution fees for Class S shares. During the six months ended June 30, 2013, the Distributor for Money Market waived $67. Termination or modification of this contractual waiver requires approval by the Board. There is no guarantee that this waiver will continue.

IID and ING Investments have contractually agreed to waive a portion of their distribution and/or shareholder servicing fees and management fees, as applicable, and to reimburse certain expenses to the extent necessary to assist Money Market in

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

NOTE 5 — DISTRIBUTION AND SERVICE FEES (continued)

maintaining a yield of not less than zero. There is no guarantee that Money Market will maintain such a yield. Management fees waived or expenses reimbursed are subject to possible recoupment by ING Investments, as applicable, within three years subject to certain restrictions. For the six months ended June 30, 2013, IID waived $156 of Class S specific distribution fees and ING Investments waived $376,474 of management fees for Money Market to maintain a yield of not less than zero. Termination or modification of this contractual waiver requires approval by the Board. Please note that these waivers or reimbursements are in addition to existing contractual expense limitations, if any.

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

At June 30, 2013, the following affiliated investment companies or indirect, wholly-owned subsidiaries of ING U.S., Inc. owned more than 5% of the following Portfolios:

Affiliated Investment Company/Subsidiary	Portfolios	Percentage
ING Life Insurance and Annuity Company	Balanced	90.36%
	Growth and Income	44.59
	Intermediate Bond	41.19
	Money Market	87.03
	Small Company	51.56
ING National Trust	Money Market	11.75
	Small Company	6.45
ING Solution 2025 Portfolio	Small Company	7.98
ING Solution 2035 Portfolio	Small Company	7.00
ING Solution 2045 Portfolio	Small Company	5.87
ING USA Annuity and Life Insurance Company	Growth and Income	46.93
	Intermediate Bond	53.07
	Small Company	14.80

Control is defined by the 1940 Act as the beneficial ownership, either directly or through one or more controlled companies, of more than 25% of the voting securities of a company. The 1940 Act defines affiliates as companies that are under common control. Therefore, because the Portfolios have a common owner that owns over 25% of the outstanding securities of the Portfolios, they are deemed to be affiliates of each other.

The Registrants have adopted a Deferred Compensation Plan (the "Plan"), which allows eligible independent directors/trustees as described in the Plan to defer the receipt of all or a portion of the directors'/trustees' fees payable. Amounts deferred are treated as though invested in various "notional" funds advised by ING Investments until distribution in accordance with the Plan.

NOTE 7 — EXPENSE LIMITATION AGREEMENT

The Investment Adviser entered into a written expense limitation agreement ("Expense Limitation Agreement") with the following Portfolio whereby the Investment Adviser has agreed to limit expenses, excluding interest expense, taxes, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses to the levels listed below:

	Class ADV	Class I	Class S	Class S2
Small Company	1.45%	0.95%	1.20%	1.35%

The Investment Adviser may at a later date recoup from a Portfolio management fees waived and other expenses assumed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, the Portfolio's expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statements of Operations. Amounts payable by the Investment Adviser are reflected on the accompanying Statements of Assets and Liabilities.

As of June 30, 2013, there are no waived and reimbursed fees that are subject to recoupment by the Investment Adviser.

The Expense Limitation Agreement is contractual and shall renew automatically for one-year terms unless: (i) the Investment Adviser provides 90 days written notice of its termination; and (ii) such termination is approved by the Board; or (iii) the Investment Management Agreement has been terminated.

NOTE 8 — LINE OF CREDIT

The Portfolios, in addition to certain other funds managed by the Investment Adviser, have entered into an unsecured committed revolving line of credit agreement (the "Credit Agreement") with The Bank of New York Mellon for an aggregate amount of $200,000,000. Prior to May 24, 2013, the funds to which the Credit Agreement is available were each a party to an unsecured committed revolving line of credit for an aggregate amount of $100,000,000. The proceeds may be used to: (1) temporarily finance the purchase or sale of securities; or (2) finance the redemption of shares of an investor in the funds. The funds to which the line of credit is available pay a commitment fee equal to 0.08% per annum on the daily unused portion of the committed line amount.

Generally, borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

NOTE 8 — LINE OF CREDIT (continued)

made within 60 days after the date of a revolving credit advance.

The following Portfolios utilized the line of credit during the six months ended June 30, 2013:

Portfolio	Days Utilized	Approximate Average Daily Balance For Days Utilized	Approximate Weighted Average Interest Rate For Days Utilized
Balanced	2	$2,272,500	1.12%
Growth and Income	18	2,447,222	1.13
Intermediate Bond	4	2,901,250	1.10
Money Market	3	18,980,000	1.16
Small Company	2	2,530,000	1.13

NOTE 9 — PURCHASED AND WRITTEN OPTIONS

Transactions in purchased foreign currency options for Balanced during the period ended June 30, 2013 were as follows:

	USD Notional	Cost
Balance at 12/31/12	3,900,000	$72,745
Options Purchased	22,500,000	285,896
Options Terminated in Closing Sell Transactions	(8,100,000)	(101,061)
Options Expired	(13,000,000)	(156,350)
Balance at 06/30/13	5,300,000	$101,230

Transactions in purchased interest rate swaptions for Balanced during the period ended June 30, 2013 were as follows:

	USD Notional	Cost
Balance at 12/31/12	4,814,000	$357,948
Options Purchased	—	—
Options Terminated in Closing Sell Transactions	(4,814,000)	(357,948)
Options Expired	—	—
Balance at 06/30/13	—	$—

Transactions in written foreign currency options for Balanced during the period ended June 30, 2013 were as follows:

	USD Notional	Premiums Received
Balance at 12/31/12	5,400,000	$56,736
Options Written	21,400,000	108,613
Options Terminated in Closing Purchase Transactions	(8,100,000)	(44,658)
Options Expired	(13,400,000)	(78,291)
Balance at 06/30/13	5,300,000	$42,400

Transactions in purchased interest rate swaptions for Intermediate Bond during the period ended June 30, 2013 were as follows:

	USD Notional	Cost
Balance at 12/31/12	51,670,000	$3,857,166
Options Purchased	—	—
Options Terminated in Closing Sell Transactions	(51,670,000)	(3,857,166)
Options Expired	—	—
Balance at 06/30/13	—	$—

NOTE 10 — CAPITAL SHARES

Transactions in capital shares and dollars were as follows:

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
Balanced
Class I
06-30-13	315,266	—	902,397	(2,518,047)	(1,300,384)	4,086,585	—	11,496,537	(32,083,765)	(16,500,642)
12-31-12	272,783	—	1,396,397	(6,459,373)	(4,790,193)	3,216,222	—	16,407,668	(76,096,062)	(56,472,172)
Class S
06-30-13	14,782	—	8,511	(45,436)	(22,143)	185,210	—	107,918	(574,431)	(281,303)
12-31-12	18,248	—	14,110	(114,451)	(82,093)	204,842	—	165,089	(1,360,804)	(990,873)
Growth and Income
Class ADV
06-30-13	1,027,776	886,651	380	(4,362,299)	(2,447,492)	4,296,832	23,183,620	10,041	(91,402,148)	(63,911,655)
12-31-12	1,714,025	—	716,044	(8,033,706)	(5,603,637)	40,995,421	—	17,283,832	(190,466,475)	(132,187,222)
Class I
06-30-13	10,038,627	8,750,399	615	(17,244,898)	1,544,743	33,853,231	231,206,800	16,424	(256,907,794)	8,168,661
12-31-12	6,864,378	—	1,388,462	(19,016,964)	(10,764,124)	165,449,511	—	33,833,583	(454,574,220)	(255,291,126)
Class S
06-30-13	728,505	631,491	229	(3,641,825)	(2,281,600)	5,313,094	16,527,516	6,063	(79,166,724)	(57,320,051)
12-31-12	182,071	—	505,881	(6,072,084)	(5,384,132)	4,317,479	—	12,215,984	(143,513,545)	(126,980,082)
Class S2
06-30-13	4,189	123	— *	(1,492)	2,820	103,850	3,176	7	(35,454)	71,579
12-31-12	22,449	—	480	(2,933)	19,996	524,950	—	11,472	(69,290)	467,132

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

NOTE 10 — CAPITAL SHARES (continued)

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
Intermediate Bond
Class ADV
06-30-13	461,650	—	—	(127,731)	333,919	5,999,112	—	—	(1,640,852)	4,358,260
12-31-12	1,398,716	—	106,891	(202,187)	1,303,420	17,907,899	—	1,377,112	(2,605,745)	16,679,266
Class I
06-30-13	1,529,303	—	—	(6,521,802)	(4,992,499)	19,811,253	—	—	(84,775,410)	(64,964,157)
12-31-12	13,571,376	—	3,577,104	(37,098,802)	(19,950,322)	173,524,387	—	46,310,817	(478,030,373)	(258,195,169)
Class S
06-30-13	2,748,680	—	—	(7,139,064)	(4,390,384)	35,522,606	—	—	(92,323,624)	(56,801,018)
12-31-12	9,683,970	—	4,066,019	(20,040,810)	(6,290,821)	123,829,509	—	52,405,250	(257,514,263)	(81,279,504)
Class S2
06-30-13	11,314	—	—	(92,081)	(80,767)	148,332	—	—	(1,191,160)	(1,042,828)
12-31-12	28,406	—	4,049	(14,489)	17,966	362,863	—	52,316	(185,483)	229,696
Money Market
Class I
06-30-13	47,977,578	—	160,387	(145,821,132)	(97,683,167)	47,977,578	—	160,387	(145,821,132)	(97,683,167)
12-31-12	105,147,565	—	344,253	(306,333,946)	(200,842,128)	105,147,563	—	344,254	(306,333,946)	(200,842,129)
Class S
06-30-13	—	—	24	(642)	(618)	—	—	24	(643)	(619)
12-31-12	22,338	—	— *	(202,183)	(179,845)	22,338	—	— *	(202,182)	(179,844)
Small Company
Class ADV
06-30-13	24,087	—	29,624	(35,117)	18,594	486,885	—	565,528	(722,360)	330,053
12-31-12	40,250	—	12,380	(69,181)	(16,551)	743,738	—	231,384	(1,276,143)	(301,021)
Class I
06-30-13	668,682	—	2,252,991	(2,102,176)	819,497	14,140,613	—	44,091,034	(44,119,582)	14,112,065
12-31-12	2,064,007	—	977,784	(6,118,868)	(3,077,077)	39,495,576	—	18,695,232	(117,544,976)	(59,354,168)
Class S
06-30-13	929,140	—	497,718	(1,102,972)	323,886	18,866,531	—	9,600,986	(22,921,691)	5,545,826
12-31-12	547,502	—	221,232	(1,722,312)	(953,578)	10,223,632	—	4,174,648	(32,112,408)	(17,714,128)
Class S2
06-30-13	803	—	1,083	(2,763)	(877)	16,613	—	20,767	(55,087)	(17,707)
12-31-12	1,909	—	437	(2,344)	2	35,811	—	8,207	(43,385)	633

NOTE 11 — SECURITIES LENDING

Under an agreement with BNY, the Portfolios can lend their securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash and U.S. government securities. The collateral is equal to at least 105% of the market value of non-U.S. securities loaned and 102% of the market value of U.S. securities loaned. The market value of the loaned securities is determined at the close of business of the Portfolios at their last sale price or official closing price on the principal exchange or system on which they are traded and any additional collateral is delivered to the Portfolios on the next business day. The cash collateral received is invested in approved investments as defined in the Securities Lending Agreement with BNY (the "Agreement"). The Portfolios bear the risk of loss with respect to the investment of collateral with the following exception: BNY provides the Portfolios indemnification from loss with respect to the investment of collateral provided that the cash collateral is invested solely in overnight repurchase agreements.

The cash collateral is invested in overnight repurchase agreements that are collateralized at 102% with securities issued or fully guaranteed by the United States Treasury; United States government or any agency, instrumentality or authority of the United States government. The securities purchased with cash collateral received are reflected in the Summary Portfolio of Investments under Securities Lending Collateral.

Generally, in the event of counterparty default, the Portfolios have the right to use the collateral to offset losses incurred. The Agreement contains certain guarantees by BNY in the event of counterparty default and/or a borrower's failure to return a loaned security; however, there would be a potential loss to the Portfolios in the event the Portfolios are delayed

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

NOTE 11 — SECURITIES LENDING (continued)

or prevented from exercising their right to dispose of the collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in a Portfolio. As of June 30, 2013, the following Portfolios had securities on loan with the following market values:

Portfolio	Value of Securities Loaned	Cash Collateral Received
Balanced	$5,266,165	$5,432,832
Intermediate Bond	8,761,751	8,986,769
Small Company	21,469,409	22,065,550

NOTE 12 — CONCENTRATION OF INVESTMENT RISK

All mutual funds involve risk — some more than others — and there is always the chance that you could lose money or not earn as much as you hope. A Portfolio's risk profile is largely a factor of the principal securities in which it invests and investment techniques that it uses. For more information regarding the types of securities and investment techniques that may be used by each Portfolio and their corresponding risks, see the Portfolios' most recent Prospectus and/or the Statement of Additional Information.

Foreign Securities (All Portfolios). Investments in foreign (non-U.S.) securities may entail risks not present in domestic investments. Since securities in which the Portfolios may invest are denominated in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Portfolios. Foreign investments may also subject the Portfolios to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, as well as changes vis-a-vis the U.S. dollar from movements in currency, and changes in security value and interest rate, all of which could affect the market and/or credit risk of the Portfolios' investments.

Emerging Markets Investments (Balanced and Intermediate Bond). Because of less developed markets and economies and, in some countries, less mature governments and governmental institutions, the risks of investing in foreign securities can be intensified in the case of investments in issuers domiciled or doing substantial business in emerging market countries.

NOTE 13 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains, foreign currency transactions, income from passive foreign investment companies (PFICs), and wash sale deferrals. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as return of capital.

Dividends paid by the Portfolios from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

The tax composition of dividends and distributions to shareholders was as follows:

	Six Months Ended June 30, 2013		Year Ended December 31, 2012
	Ordinary Income	Long-Term Capital Gain	Ordinary Income	Long-Term Capital Gain
Balanced	$11,604,455	$—	$16,572,758	$—
Growth and Income	32,535	—	63,371,038	—
Intermediate Bond	—	—	100,165,706	—
Money Market	—	160,411	344,254	—
Small Company	13,616,036	40,662,279	2,055,092	21,054,379

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

NOTE 13 — FEDERAL INCOME TAXES (continued)

The tax-basis components of distributable earnings and the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of December 31, 2012 are detailed below. The Regulated Investment Company Modernization Act of 2010 (the "Act") provides an unlimited carryforward period for newly generated capital losses. Under the Act, there may be a greater likelihood that all or a portion of the Portfolios' pre-enactment capital loss carryforwards may expire without being utilized due to the fact that post-enactment capital losses are required to be utilized before pre-enactment capital loss carryforwards.

	Undistributed	Late Year Ordinary Losses	Undistributed Long-term	Unrealized Appreciation/	Capital Loss Carryforwards
	Ordinary Income	Deferred	Capital Gains	(Depreciation)	Amount	Character	Expiration
Balanced	$11,601,797	$—	$—	$23,076,518	$(30,231,106)	Short-term	2016
					(82,316,593)	Short-term	2017
					$(112,547,699)
Growth and Income	17,391	—	—	584,438,158	$(7,073,840)	Short-term	2014
					(40,824,489)	Short-term	2015
					(336,540,577)	Short-term	2016
					(229,778,054)	Short-term	2017
					(599,642)	Long-term	None
					$(614,816,602)*
Intermediate Bond	—	(11,993,949)	—	89,726,971	$(224,224,927)	Short-term	2017
Money Market	159,096	—	1,315	—	—	—	—
Small Company	13,614,464	—	40,660,354	53,829,288	$(4,712,329)	Short-term	2015
					(1,570,776)	Short-term	2016
					(520,509)	Short-term	2017
					$(6,803,614)*

*  Utilization of these capital losses is subject to annual limitations under Section 382 of the Internal Revenue Code.

The Portfolios' major tax jurisdictions are U.S. federal, Arizona, and Massachusetts. The earliest tax year that remains subject to examination by these jurisdictions is 2008.

As of June 30, 2013, no provision for income tax is required in the Portfolios' financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Portfolios' federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue.

NOTE 14 — REORGANIZATIONS

On March 23, 2013, Growth and Income ("Acquiring Portfolio") acquired all of the net assets of ING UBS U.S. Large Cap Equity Portfolio and ING Growth and Income Core Portfolio ("Acquired Portfolios"), an open-end investment company in a tax-free reorganization in exchange for shares of the Acquiring Portfolio, pursuant to a plan of reorganization approved by the Acquired Portfolios' shareholders on February 27, 2013. The purposes of the transaction were to combine two portfolios with comparable investment objectives and policies. For financial reporting purposes, assets received and shares issued by the Acquiring Portfolio were recorded at fair value; however, the cost basis of the investments received from the Acquired Portfolios were carried forward to align ongoing reporting of the Acquiring Portfolio's realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

Assuming the acquisition had been completed on January 1, 2013, the beginning of the annual reporting period of the Acquiring Portfolio, the Acquiring Portfolio's pro forma results of operations for the period ended June 30, 2013, are as follows:

Net investment income	$19,302,919
Net realized and unrealized loss on investments	$485,709,933
Net increase in net assets resulting from operations	$505,012,852

Because the combined investment Portfolios have been managed as a single integrated Portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

NOTE 14 — REORGANIZATIONS (continued)

Portfolios that have been included in the Acquiring Portfolio's statement of operations since March 22, 2013. Net assets and unrealized appreciation as of the reorganization date were as follows:

Acquiring Portfolio	Acquired Portfolios	Total Net Assets of Acquired Portfolios (000s)	Total Net Assets of Acquiring Portfolio (000s)	Acquired Capital Loss Carryforwards	Acquired Portfolio Unrealized Appreciation (000s)	Conversion Ratio
Growth and Income	ING Growth and Income Core Portfolio and ING UBS U.S. Large Cap Equity Portfolio	$270,921	$4,077,079	$158,815	$32,683	1.6255

The net assets of Growth and Income after the acquisition were $4,348,000,540.

NOTE 15 — RESTRUCTURING PLAN

The Investment Adviser, ING IM, the Administrator and the Distributor are indirect, wholly-owned subsidiaries of ING U.S., Inc. ("ING U.S."). ING U.S. is a U.S.-based financial institution whose subsidiaries operate in the retirement, investment, and insurance industries. ING U.S. is a majority-owned subsidiary of ING Groep N.V. ("ING Groep"), which is a global financial institution of Dutch origin, with operations in more than 40 countries.

In October 2009, ING Groep submitted a restructuring plan (the "Restructuring Plan") to the European Commission in order to receive approval for state aid granted to ING Groep by the Kingdom of the Netherlands in November 2008 and March 2009. To receive approval for this state aid, ING Groep was required to divest its insurance and investment management businesses, including ING U.S., before the end of 2013. In November 2012, the Restructuring Plan was amended to permit ING Groep additional time to complete the divestment. Pursuant to the amended Restructuring Plan, ING Groep must divest at least 25% of ING U.S. by the end of 2013, more than 50% by the end of 2014, and the remaining interest by the end of 2016 (such divestment, the "Separation Plan").

On November 9, 2012, ING U.S. filed a Registration Statement on Form S-1 (the "Form S-1") with the U.S. Securities and Exchange Commission ("SEC") to register an initial public offering of ING U.S. common stock (the "IPO"). On May 1, 2013, this Registration Statement including subsequent amendments became effective and the IPO was priced. The IPO closed on May 7, 2013. The overallotment option was exercised on May 28, 2013 and closed on May 31, 2013. ING Groep continues to own a majority of the common stock of ING U.S. ING Groep intends to sell its remaining controlling ownership interest in ING U.S. over time. While the base case for the remainder of the Separation Plan is the divestment of ING Groep's remaining interest in one or more broadly distributed offerings, all options remain open and it is possible that ING Groep's divestment of its remaining interest in ING U.S. may take place by means of a sale to a single buyer or group of buyers.

It is anticipated that one or more of the transactions contemplated by the Separation Plan would result in the automatic termination of the existing advisory and sub-advisory agreements under which the Adviser and sub-adviser provide services to the Portfolios. In order to ensure that the existing investment advisory and sub-advisory services can continue uninterrupted, the Board approved new advisory and sub-advisory agreements, as applicable, for the Portfolios in connection with the IPO. In addition, shareholders of the Portfolios were asked to approve new investment advisory and affiliated sub-advisory agreements, as applicable, prompted by the IPO, as well as any future advisory and affiliated sub-advisory agreements prompted by the Separation Plan that are approved by the Board and whose terms are not materially different from the current agreements. Shareholders of Balanced, Growth and Income, Intermediate Bond and Small Company approved new advisory and affiliated sub-advisory agreements on April 22, 2013 and shareholders of Money Market approved a new advisory and affiliated sub-advisory agreement on May 13, 2013. This means that shareholders may not have another opportunity to vote on a new agreement with the Adviser or an affiliated sub-adviser even if they undergo a change of control, as long as no single person or group of persons acting together gains "control" (as defined in the 1940 Act) of ING U.S.

The Separation Plan, whether implemented through public offerings or other means, may be disruptive to the businesses of ING U.S. and its subsidiaries, including the Adviser and affiliated entities that

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

NOTE 15 — RESTRUCTURING PLAN (continued)

provide services to the Portfolios, and may cause, among other things, interruption of business operations or services, diversion of management's attention from day-to-day operations, reduced access to capital, and loss of key employees or customers. The completion of the Separation Plan is expected to result in the Adviser's and affiliated entities' loss of access to the resources of ING Groep, which could adversely affect their business. Since a portion of the shares of ING U.S., as a standalone entity, are publicly held, it is subject to the reporting requirements of the Securities Exchange Act of 1934 as well as other U.S. government and state regulations, and subject to the risk of changing regulation.

The Separation Plan may be implemented in phases. During the time that ING Groep retains a majority interest in ING U.S., circumstances affecting ING Groep, including restrictions or requirements imposed on ING Groep by European and other authorities, may also affect ING U.S. A failure to complete the Separation Plan could create uncertainty about the nature of the relationship between ING U.S. and ING Groep, and could adversely affect ING U.S. and the Adviser and its affiliates. Currently, the Adviser and its affiliates do not anticipate that the Separation Plan will have a material adverse impact on their operations or the Portfolios and its operations.

Shareholder Proxy Proposals

At a meeting of the Board on January 9, 2013, the Board nominated 13 individuals (collectively, the "Nominees") for election as Directors/Trustees of the Company/Trust. The Nominees include Albert E. DePrince, Jr., Russell H. Jones, Martin J. Gavin, Joseph E. Obermeyer and Shaun P. Mathews, each of whom was a current member of the Board. In addition, the Board nominated Colleen D. Baldwin, John V. Boyer, Patricia W. Chadwick, Peter S. Drotch, J. Michael Earley, Patrick W. Kenny, Sheryl K. Pressler and Roger B. Vincent, each of whom was not a member of the Board at the time, but who served as a director or trustee to other investment companies in the ING Funds complex. The Nominees were approved by shareholders of Balanced, Growth and Income, Intermediate Bond and Small Company on April 22, 2013 and by shareholders of Money Market on May 13, 2013. The election of the Nominees was effective on May 21, 2013. These nominations were, in part, the result of an effort on the part of the Board and another board in the ING Funds complex to consolidate the membership of the boards so that the same members serve on each board in the ING Funds complex. The result is that all ING Funds are now governed by Boards that are comprised of the same individuals.

NOTE 16 — SUBSEQUENT EVENTS

On July 22, 2013, the Portfolios and the Investment Adviser received exemptive relief from the SEC which permits the Investment Adviser, with the approval of the Portfolios' Board but without obtaining shareholder approval, to enter into or materially amend a sub-advisory agreement with sub-advisers that are indirect or direct, wholly-owned subsidiaries of the Investment Adviser or of another company that, indirectly or directly wholly owns the Investment Adviser. Reliance on this exemptive relief was approved by shareholders of the Portfolios. For more information, please consult the Supplement to your Prospectus dated August 7, 2013.

The Portfolios have evaluated events occurring after the Statements of Assets and Liabilities date (subsequent events) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

  SUMMARY PORTFOLIO OF INVESTMENTS
ING BALANCED PORTFOLIO  AS OF JUNE 30, 2013 (UNAUDITED)

Investment Type Allocation
as of June 30, 2013
(as a percentage of net assets)

Common Stock	61.9%
Exchange-Traded Funds	8.0%
Corporate Bonds/Notes	6.7%
U.S. Government Agency Obligations	6.3%
U.S. Treasury Obligations	4.2%
Foreign Government Bonds	3.7%
Collateralized Mortgage Obligations	3.7%
Asset-Backed Securities	2.2%
Preferred Stock	0.2%
Purchased Options	0.0%
Rights	0.0%
Assets in Excess of Other Liabilities*	3.1%
Net Assets	100.0%

* Includes short-term investments.

Portfolio holdings are subject to change daily.

Shares			Value	Percentage of Net Assets
COMMON STOCK: 61.9%
		Consumer Discretionary: 8.0%
104,191		Best Buy Co., Inc.	$2,847,540	0.5
93,842		Comcast Corp. - Class A	3,930,103	0.8
64,591	@	Delphi Automotive PLC	3,274,118	0.6
77,018		Macy's, Inc.	3,696,864	0.7
37,072	@	Michael Kors Holdings Ltd.	2,299,205	0.4
43,573		Starbucks Corp.	2,853,596	0.6
737,738		Other Securities	22,884,172	4.4
			41,785,598	8.0
		Consumer Staples: 5.7%
43,173		Coca-Cola Co.	1,731,669	0.3
39,860		Coca-Cola Enterprises, Inc.	1,401,478	0.3
22,056		Costco Wholesale Corp.	2,438,732	0.5
48,811		Kraft Foods Group, Inc.	2,727,070	0.5
30,340		Philip Morris International, Inc.	2,628,051	0.5
41,574		Procter & Gamble Co.	3,200,782	0.6
44,875		Whole Foods Market, Inc.	2,310,165	0.4
479,134		Other Securities	13,331,307	2.6
			29,769,254	5.7
		Energy: 5.9%
66,065		ExxonMobil Corp.	5,968,973	1.2
29,158		Occidental Petroleum Corp.	2,601,768	0.5
27,923		Range Resources Corp.	2,159,006	0.4
1,276,520		Other Securities	19,883,792	3.8
			30,613,539	5.9
Shares			Value	Percentage of Net Assets
		Financials: 12.2%
25,028		Ameriprise Financial, Inc.	$2,024,265	0.4
61,057		Arthur J. Gallagher & Co.	2,667,580	0.5
45,650		Citigroup, Inc.	2,189,830	0.4
121,943		Fifth Third Bancorp.	2,201,071	0.4
73,396	@	Invesco Ltd.	2,333,993	0.4
66,278		JPMorgan Chase & Co.	3,498,816	0.7
33,397		Prudential Financial, Inc.	2,438,983	0.5
246,766		Regions Financial Corp.	2,351,680	0.5
27,040		Travelers Cos., Inc.	2,161,037	0.4
93,382		Wells Fargo & Co.	3,853,875	0.7
78,355	@	XL Group PLC	2,375,723	0.5
4,929,314		Other Securities	35,364,403	6.8
			63,461,256	12.2
		Health Care: 6.9%
17,479	@	Actavis, Inc.	2,206,199	0.4
25,957		Amgen, Inc.	2,560,918	0.5
57,704	@	Gilead Sciences, Inc.	2,955,022	0.6
53,497		Johnson & Johnson	4,593,252	0.9
384,718		Other Securities	23,613,278	4.5
			35,928,669	6.9
		Industrials: 7.1%
71,229		Ametek, Inc.	3,012,987	0.6
22,217		Boeing Co.	2,275,909	0.4
26,619		Roper Industries, Inc.	3,306,612	0.6
17,813		Union Pacific Corp.	2,748,190	0.5
669,470		Other Securities	25,893,929	5.0
			37,237,627	7.1

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
ING BALANCED PORTFOLIO  AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Shares			Value	Percentage of Net Assets
		Information Technology: 9.2%
13,999		Apple, Inc.	$5,544,724	1.1
120,760		EMC Corp.	2,852,351	0.5
5,282	@	Google, Inc. - Class A	4,650,114	0.9
14,554		International Business Machines Corp.	2,781,415	0.5
65,236	@	NetApp, Inc.	2,464,616	0.5
110,308		Oracle Corp.	3,388,662	0.6
1,311,977		Other Securities	26,435,337	5.1
			48,117,219	9.2
		Materials: 2.8%
32,857		Eastman Chemical Co.	2,300,319	0.4
582,666		Other Securities	12,254,699	2.4
			14,555,018	2.8
		Telecommunication Services: 1.6%
39,024		Verizon Communications, Inc.	1,964,468	0.4
1,563,975		Other Securities	6,427,664	1.2
			8,392,132	1.6
		Utilities: 2.5%
30,329		DTE Energy Co.	2,032,346	0.4
24,033		Sempra Energy	1,964,938	0.4
504,071		Other Securities	9,204,399	1.7
			13,201,683	2.5
		Total Common Stock (Cost $293,897,458)	323,061,995	61.9
EXCHANGE-TRADED FUNDS: 8.0%
235,400		iShares iBoxx $ High Yield Corporate Bond Fund	21,388,444	4.1
512,100		SPDR Barclays Capital High Yield Bond ETF	20,222,829	3.9
		Total Exchange-Traded Funds (Cost $42,354,959)	41,611,273	8.0
PREFERRED STOCK: 0.2%
		Financials: 0.2%
36,380		Other Securities	912,765	0.2
		Total Preferred Stock (Cost $909,583)	912,765	0.2
RIGHTS: 0.0%
		Consumer Discretionary: 0.0%
4		Other Securities	10	0.0
		Total Rights (Cost $—)	10	0.0
Principal Amount†				Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 6.7%
			Consumer Discretionary: 0.5%
	142,000	#	COX Communications, Inc., 2.950%, 06/30/23	$129,358	0.1
	70,000	#	COX Communications, Inc., 4.500%, 06/30/43	60,541	0.0
	80,000	#	DISH DBS Corp., 4.250%, 04/01/18	78,800	0.0
	102,000	#	Viacom, Inc., 4.375%, 03/15/43	86,944	0.0
	305,000	#	XM Satellite Radio, Inc., 7.625%, 11/01/18	333,975	0.1
	1,651,000		Other Securities	1,638,685	0.3
				2,328,303	0.5
			Consumer Staples: 0.1%
	110,000	#	Hawk Acquisition Sub, Inc., 4.250%, 10/15/20	105,462	0.0
	70,000	#	JBS USA LLC/JBS USA Finance, Inc., 8.250%, 02/01/20	73,675	0.0
	560,000		Other Securities	570,658	0.1
				749,795	0.1
			Energy: 0.7%
	90,000	#	Chesapeake Oilfield Operating LLC/Chesapeake Oilfield Finance, Inc., 6.625%, 11/15/19	89,550	0.0
	80,000	#	Kinder Morgan Finance Co., LLC, 6.000%, 01/15/18	84,364	0.0
	150,560	#	QGOG Atlantic / Alaskan Rigs Ltd., 5.250%, 07/30/18	154,324	0.0
	400,000	#	Reliance Industries Ltd., 5.875%, 12/31/49	351,000	0.1
	3,512,000		Other Securities (a)	3,006,164	0.6
				3,685,402	0.7
			Financials: 2.9%
BRL	868,000	#	Banco Votorantim SA, 6.250%, 05/16/16	429,847	0.1
	200,000		Barclays Bank PLC, 7.625%, 11/21/22	196,750	0.1
	97,000	#	Barclays Bank PLC, 6.050%, 12/04/17	105,302	0.0
	165,000		Citigroup, Inc., 5.000%, 09/15/14	171,510	0.0

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
ING BALANCED PORTFOLIO  AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets
		Financials (continued)
204,000	#	Cooperatieve Centrale Raiffeisen- Boerenleenbank BA/Netherlands, 11.000%, 12/29/49	$263,258	0.1
100,000		Fifth Third Bancorp., 8.250%, 03/01/38	127,301	0.0
100,000	#	HBOS PLC, 6.750%, 05/21/18	106,347	0.0
248,000	#	HSBC Bank PLC, 1.500%, 05/15/18	239,180	0.1
181,000	#	International Lease Finance Corp., 7.125%, 09/01/18	200,910	0.1
200,000	#	Itau Unibanco Holding SA/Cayman Island, 5.125%, 05/13/23	187,250	0.0
1,012,000		JPMorgan Chase & Co., 1.625%-5.400%, 05/15/18-05/29/49	970,910	0.2
100,000	#	Metropolitan Life Global Funding I, 1.500%, 01/10/18	97,021	0.0
662,000		Morgan Stanley, 2.125%-5.500%, 03/22/17-05/22/23	647,248	0.1
200,000	#	RBS Citizens Financial Group, Inc., 4.150%, 09/28/22	194,589	0.0
107,000	#	Simon Property Group L.P., 1.500%, 02/01/18	103,137	0.0
400,000	#	Standard Chartered PLC, 3.950%, 01/11/23	372,607	0.1
298,000	+	Wells Fargo & Co., 1.500%-3.676%, 06/15/16-02/13/23	300,958	0.1
10,283,000		Other Securities	10,351,602	1.9
			15,065,727	2.9
		Health Care: 0.4%
123,000		Amgen, Inc., 3.875%-5.150%, 11/15/21-11/15/41	124,965	0.0
160,000	#	Mylan, Inc./PA, 2.600%, 06/24/18	157,820	0.0
100,000	#	Valeant Pharmaceuticals International, 7.000%, 10/01/20	102,500	0.0
155,000	#	Valeant Pharmaceuticals International, 7.250%, 07/15/22	158,100	0.0
96,000	#	Zoetis, Inc., 1.875%, 02/01/18	94,047	0.0
Principal Amount†			Value	Percentage of Net Assets
135,000	#	Zoetis, Inc., 3.250%, 02/01/23	$128,449	0.1
49,000	#	Zoetis, Inc., 4.700%, 02/01/43	45,986	0.0
1,799,000		Other Securities	1,507,436	0.3
			2,319,303	0.4
		Industrials: 0.4%
87,000	#	Barrick Gold Corp., 2.500%, 05/01/18	78,130	0.0
122,000	#	Barrick Gold Corp., 4.100%, 05/01/23	102,065	0.1
150,000	#	BC Luxco 1 SA, 7.375%, 01/29/20	143,250	0.0
135,000	#	Glencore Funding LLC, 2.500%, 01/15/19	122,239	0.0
150,000	#	Hertz Corp./The, 4.250%, 04/01/18	147,000	0.0
450,000	#	Hutchison Whampoa International 12 Ltd., 6.000%, 05/29/49	468,000	0.1
141,000	#	Ingersoll-Rand Global Holding Co. Ltd., 4.250%, 06/15/23	140,312	0.0
94,000	#	Turlock Corp., 2.750%, 11/02/22	88,064	0.1
87,000	#	Turlock Corp., 4.150%, 11/02/42	78,462	0.0
657,000		Other Securities	645,321	0.1
			2,012,843	0.4
		Information Technology: 0.4%
1,991,000		Other Securities	1,947,850	0.4
		Materials: 0.3%
340,000	#	Anglo American Capital PLC, 2.625%, 09/27/17	331,703	0.1
181,000	#	Barrick North America Finance LLC, 5.750%, 05/01/43	146,985	0.0
128,000	#	Freeport-McMoRan Copper & Gold, Inc., 2.375%, 03/15/18	121,827	0.0
190,000	#	Freeport-McMoRan Copper & Gold, Inc., 3.875%, 03/15/23	172,206	0.1
100,000	#	Georgia-Pacific LLC, 3.734%, 07/15/23	97,406	0.0
45,000	#	Sealed Air Corp., 8.375%, 09/15/21	51,075	0.0
127,000	#	Xstrata Finance Canada Ltd., 4.950%, 11/15/21	123,096	0.0
617,000		Other Securities	593,140	0.1
			1,637,438	0.3

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
ING BALANCED PORTFOLIO  AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets
		Telecommunication Services: 0.3%
400,000	#	Telefonica Chile SA, 3.875%, 10/12/22	$367,073	0.1
274,000		Verizon Communications, Inc., 1.950%-2.450%, 03/28/14-11/01/22	266,789	0.0
1,012,000		Other Securities	994,109	0.2
			1,627,971	0.3
		Utilities: 0.7%
200,000	#	Abu Dhabi National Energy Co., 5.875%, 12/13/21	223,000	0.1
121,000	#	Duquesne Light Holdings, Inc., 5.900%, 12/01/21	136,260	0.1
86,000	#	Duquesne Light Holdings, Inc., 6.400%, 09/15/20	100,195	0.0
200,000	#	Empresa de Energia de Bogota SA, 6.125%, 11/10/21	208,000	0.0
75,000	#	Iberdrola Finance Ireland Ltd., 3.800%, 09/11/14	76,954	0.0
64,764	#	Juniper Generation, LLC, 6.790%, 12/31/14	61,596	0.0
2,541,000		Other Securities	2,681,378	0.5
			3,487,383	0.7
		Total Corporate Bonds/Notes (Cost $35,762,233)	34,862,015	6.7
COLLATERALIZED MORTGAGE OBLIGATIONS: 3.7%
110,691	#	Banc of America Large Loan, Inc., 1.593%, 06/15/18	110,691	0.0
70,000	#	Banc of America Merrill Lynch Commercial Mortgage, Inc., 5.337%, 07/10/43	72,912	0.0
74,000	#	Banc of America Merrill Lynch Commercial Mortgage, Inc., 5.361%, 03/11/41	73,473	0.1
196,000	#	Bear Stearns Commercial Mortgage Securities Trust 2004-PWR4, 5.815%, 06/11/41	197,780	0.1
130,000	#	Bear Stearns Commercial Mortgage Securities Trust 2004-PWR6, 5.684%, 11/11/41	139,468	0.0
Principal Amount†			Value	Percentage of Net Assets
160,000	#	Bear Stearns Commercial Mortgage Securities, 5.766%, 04/12/38	$170,616	0.0
40,000	#	Citigroup Commercial Mortgage Trust 2004-C1, 5.615%, 04/15/40	40,453	0.0
990,576	#,^	Citigroup Commercial Mortgage Trust, 2.415%, 09/10/45	121,999	0.0
234,000	#	Citigroup Mortgage Loan Trust 2010-7, 6.583%, 12/25/35	229,628	0.1
1,034,324	^	COMM 2013-LC6 Mortgage Trust, 1.955%, 01/10/46	106,172	0.0
1,032,253	^	Commercial Mortgage Pass Through Certificates, 2.086%, 12/10/45	116,992	0.0
988,283	^	Commercial Mortgage Pass Through Certificates, 2.120%, 08/15/45	115,761	0.0
1,162,965	^	Commercial Mortgage Pass Through Certificates, 2.425%, 05/15/45	149,481	0.1
2,380,000	#,^	Commercial Mortgage Pass Through Certificates, 0.752%, 10/15/45	118,117	0.0
300,000	#	Credit Suisse First Boston Mortgage Securities Corp., 5.763%, 04/12/49	306,065	0.1
50,000	#	Credit Suisse First Boston Mortgage Securities Corp., 5.844%, 05/15/36	51,504	0.0
175,676	^	First Horizon Alternative Mortgage Securities, 6.507%, 12/25/36	38,537	0.0
150,000	#	Fosse Master PLC, 1.677%, 10/18/54	152,677	0.0
605,039		Freddie Mac, 5.000%-5.500%, 02/15/35-07/15/37	656,122	0.1
140,000	#	GMAC Commercial Mortgage Securities, Inc. Series 2003-C3 Trust, 5.748%, 04/10/40	141,098	0.0
135,864	#	Gracechurch Mortgage Financing PLC, 1.824%, 11/20/56	138,243	0.0
70,000	#	Greenwich Capital Commercial Funding Corp., 5.756%, 01/05/36	70,630	0.0

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
ING BALANCED PORTFOLIO  AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
120,000	#	GS Mortgage Securities Trust 2011-GC3, 5.728%, 03/10/44	$114,971	0.0
110,000	#	GS MTG, 1.045%, 11/08/29	109,586	0.0
63,659	#	Heller Financial Commercial Mortgage Asset, 6.500%, 05/15/31	64,039	0.0
110,000	#	Irvine Core Office Trust 2013-IRV, 3.305%, 05/15/48	104,249	0.0
78,907		JP Morgan Alternative Loan Trust, 5.500%, 12/25/35	65,534	0.0
2,212,698	^	JP Morgan Chase Commercial Mortgage Securities Corp., 2.100%, 12/15/47	247,853	0.1
1,000,000	#,^	JP Morgan Chase Commercial Mortgage Securities Corp., 0.447%, 12/15/47	28,494	0.0
400,000	#	JP Morgan Chase Commercial Mortgage Securities Corp., 0.974%, 04/15/30	399,445	0.1
15,170		JP Morgan Chase Commerical Mortgage Securities Corp., 5.247%, 01/12/43	15,189	0.0
190,000	#	JP Morgan Commercial Mort Pass Thr Certs Ser 2004-C1, 6.015%, 01/15/38	192,710	0.1
154,847		JP Morgan Mortgage Trust 2007-S2, 6.750%, 06/25/37	133,598	0.0
152,693		JP Morgan Mortgage Trust, 6.500%, 08/25/36	136,929	0.0
18,761		JPMorgan Chase Commerical Mortgage Securities Corp., 5.198%, 12/15/44	18,848	0.0
192,109	#	JPMorgan Chase Commerical Mortgage Securities Corp., 6.135%, 07/12/37	192,377	0.0
300,000	#	Lanark Master Issuer PLC, 1.673%, 12/22/54	306,266	0.1
Principal Amount†			Value	Percentage of Net Assets
1,507,798	#,^	LB-UBS Commercial Mortgage Trust 2004-C1, 1.000%, 01/15/36	$44,631	0.0
8,678,750	#,^	LB-UBS Commercial Mortgage Trust, 0.847%, 11/15/38	173,237	0.1
190,000	#	LB-UBS Commercial Mortgage Trust, 5.413%, 02/15/40	171,601	0.0
100,000	#	LB-UBS Commercial Mortgage Trust, 5.413%, 10/15/36	101,719	0.0
90,000	#	LB-UBS Commercial Mortgage Trust, 5.713%, 10/15/36	70,382	0.0
180,000	#	LB-UBS Commercial Mortgage Trust, 6.089%, 09/15/39	177,018	0.1
180,000	#	LB-UBS Commercial Mortgage Trust, 6.890%, 07/15/32	169,644	0.0
1,443,451	^	Morgan Stanley Bank of America Merrill Lynch Trust, 1.662%, 12/15/48	111,147	0.0
1,226,247	#,^	Morgan Stanley Bank of America Merrill Lynch Trust, 2.081%, 08/15/45	126,825	0.0
1,576,775	#,^	Morgan Stanley Bank of America Merrill Lynch Trust, 2.339%, 11/15/45	183,768	0.1
30,000	#	Morgan Stanley Capital I Trust 2004-HQ3, 5.079%, 01/13/41	29,993	0.0
30,000	#	Morgan Stanley Capital I Trust 2004-HQ3, 5.079%, 01/13/41	29,042	0.0
200,000	#	Morgan Stanley Capital I Trust 2004-HQ3, 6.082%, 01/13/41	203,200	0.1
280,000		Morgan Stanley Capital I Trust 2005-HQ6, 5.271%, 07/13/15	251,631	0.1
150,000	#	Morgan Stanley Capital I Trust 2008-TOP29, 6.459%, 01/11/43	150,702	0.0
200,000		Morgan Stanley Capital I, Inc., 5.539%, 06/15/38	204,783	0.0
300,000	#	Morgan Stanley Capital I, 5.420%, 09/15/47	290,048	0.0
100,000	#	Morgan Stanley Capital I, 5.420%, 09/15/47	94,346	0.0
See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
ING BALANCED PORTFOLIO  AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
350,000	#	Morgan Stanley Capital I, 5.632%, 01/13/41	$355,675	0.1
140,000	#	Morgan Stanley Dean Witter Capital I Trust 2002-IQ3, 5.980%, 09/15/37	148,183	0.0
420,000	#	Morgan Stanley Reremic Trust, 5.391%, 12/17/43	424,933	0.1
963,359		Morgan Stanley Capital I, 5.073%-5.763%, 06/15/40-04/12/49	987,256	0.2
110,000	#	Nationslink Funding Corp. 1999-ltl-1 Commer Loan Pas Thr Cer, 6.450%, 01/22/26	118,349	0.0
5,190,890	#,^	RBSCF Trust, 1.109%, 04/15/24	69,796	0.0
530,000	#	RBSCF Trust, 5.305%, 01/16/49	533,779	0.1
196,000	#	Silverstone Master Issuer PLC, 1.826%, 01/21/55	200,580	0.0
110,000	#	Springleaf Mortgage Loan Trust, 3.790%, 06/25/58	110,556	0.0
93,000	#	Springleaf Mortgage Loan Trust, 4.440%, 06/25/58	93,650	0.0
190,000	#	Springleaf Mortgage Loan Trust, 4.440%, 12/25/59	197,819	0.1
988,083	#,^	UBS-Barclays Commercial Mortgage Trust, 2.353%, 08/10/49	132,918	0.0
990,713	#,^	Wells Fargo Commercial Mortgage Trust, 2.309%, 10/15/45	124,168	0.0
1,123,919	#,^	Wells Fargo Mortgage Backed Securities Trust, 1.755%, 06/15/45	113,709	0.0
1,435,431	#,^	Wells Fargo Mortgage Backed Securities Trust, 2.406%, 08/15/45	175,792	0.1
9,341,762		Other Securities	7,566,389	1.5
		Total Collateralized Mortgage Obligations (Cost $18,937,860)	19,385,776	3.7
Principal Amount†			Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: 6.3%
		Federal Home Loan Mortgage Corporation: 2.8%##
305,981	^	4.846%, due 03/15/33	$325,609	0.0
5,059,709		6.000%, due 10/15/31	5,651,645	1.1
8,159,106		4.000%-6.500%, due 08/15/16-01/15/42	8,767,387	1.7
			14,744,641	2.8
		Federal National Mortgage Association: 3.0%##
2,994,000	W	3.500%, due 03/25/41	3,023,004	0.6
12,201,624	W	0.693%-7.500%, due 06/01/16-11/25/42	12,754,782	2.4
			15,777,786	3.0
		Government National Mortgage Association: 0.5%
2,352,466	W	1.625%-7.000%, due 04/20/28-10/20/60	2,427,624	0.5
		Total U.S. Government Agency Obligations (Cost $32,740,133)	32,950,051	6.3
ASSET-BACKED SECURITIES: 2.2%
		Automobile Asset-Backed Securities: 0.1%
250,000	#	Motor PLC, 1.286%, 02/25/20	250,705	0.1
100,000	#	SMART Trust, 1.590%, 10/14/16	100,966	0.0
			351,671	0.1
		Credit Card Asset-Backed Securities: 0.2%
300,000	#	Gracechurch Card Funding PLC, 0.893%, 02/15/17	302,211	0.1
340,000	#	Penarth Master Issuer PLC, 0.763%, 03/18/14	341,255	0.1
249,000		Other Securities	252,146	0.0
			895,612	0.2
		Home Equity Asset-Backed Securities: 0.0%
677,468		Other Securities	338,276	0.0
		Other Asset-Backed Securities: 1.9%
500,000	#	AMMC CLO III Ltd., 1.526%, 07/25/16	499,794	0.1
250,000	#	Ares Enhanced Loan Investment Strategy IR Ltd., 6.276%, 10/16/20	250,620	0.1
250,000	#	Ares VIR CLO Ltd., 2.174%, 03/12/18	244,627	0.0
198,021	#	Ares VR CLO Ltd., 2.174%, 02/24/18	191,639	0.0

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
ING BALANCED PORTFOLIO  AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets
		Other Asset-Backed Securities (continued)
500,000	#	Ares XII CLO Ltd., 2.273%, 11/25/20	$482,656	0.1
54,448	#	Atrium CDO Corp., 0.603%, 10/27/16	54,187	0.0
250,000	#	Atrium III, 6.373%, 10/27/16	238,269	0.1
113,175	#	Avalon Capital Ltd. 3, 0.544%, 02/24/19	112,530	0.0
500,000	#	Babson CLO, Inc. 2005-III, 0.675%, 11/10/19	476,189	0.1
500,000	#	Ballyrock CLO III Ltd., 1.006%, 07/25/17	491,257	0.1
250,000	#	Black Diamond CLO 2005-1 Delaware Corp., 1.042%, 06/20/17	243,239	0.1
147,457	#	Black Diamond CLO Ltd., 0.542%, 06/20/17	146,720	0.0
200,000	#	Castle Garden Funding, 2.025%, 10/27/20	193,979	0.1
100,000	#	Castle Garden Funding, 6.560%, 10/27/20	107,077	0.0
200,000	#	CIFC Funding 2006-I Ltd., 0.676%, 10/20/20	190,081	0.0
219,941	#,+	Credit-Based Asset Servicing and Securitization, LLC, 5.746%, 12/25/37	223,767	0.1
250,000	#	Emporia Preferred Funding I Corp., 0.827%, 10/12/18	249,229	0.0
359,506	#	Emporia Preferred Funding II Corp., 0.557%, 10/18/18	357,193	0.1
90,013	#	Galaxy CLO Ltd, 0.728%, 04/17/17	89,993	0.0
250,000	#	Gulf Stream - Compass CLO 2005-I Ltd, 2.175%, 05/15/17	243,304	0.1
250,000	#	Gulf Stream - Sextant CLO 2006-1 Ltd., 0.974%, 08/21/20	233,787	0.0
280,000	#	Gulf Stream - Sextant CLO 2006-1 Ltd., 1.874%, 08/21/20	266,599	0.1
500,000	#	Halcyon Structured Asset Management CLO I Ltd., 1.974%, 05/21/18	492,498	0.1
250,000	#	Halcyon Structured Asset Management Long Secured/Short Unsecured CLO 2006-1 Ltd., 0.997%, 10/12/18	243,887	0.0
Principal Amount†				Value	Percentage of Net Assets
	18,699	#	Landmark III CDO Ltd, 2.027%, 01/15/16	$18,701	0.0
	500,000	#	Landmark VI CDO Ltd, 0.777%, 01/14/18	482,974	0.1
	217,371	#	Lightpoint CLO Ltd., 0.533%, 09/15/17	213,567	0.0
	225,000	#	Madison Park Funding I Ltd., 1.045%, 05/10/19	221,478	0.0
	330,000	#	Madison Park Funding I Ltd., 2.175%, 05/10/19	329,936	0.1
	93,673	#	Sagamore CLO Ltd, 1.777%, 10/15/15	93,673	0.0
	300,000	#	Stanfield Bristol CLO Ltd, 0.725%, 10/15/19	292,086	0.1
	100,000	#	Stanfield Veyron CLO Ltd., 1.877%, 07/15/18	92,985	0.0
	600,000	#	WhiteHorse III Ltd./Corp, 1.024%, 05/01/18	576,518	0.1
	400,000	#	Whitney CLO Ltd, 2.375%, 03/01/17	399,966	0.1
	747,299		Other Securities	730,521	0.1
				9,775,526	1.9
			Total Asset-Backed Securities (Cost $11,379,163)	11,361,085	2.2
U.S. TREASURY OBLIGATIONS: 4.2%
			Treasury Inflation Indexed Protected Securities: 0.5%
	937,998		0.125%, due 01/15/22	2,451,988	0.5
			U.S. Treasury Bonds: 1.0%
	2,363,000		3.125%, due 02/15/43	2,209,036	0.5
	2,841,000		1.750%-2.000%, due 02/15/22-05/15/23	2,695,755	0.5
				4,904,791	1.0
			U.S. Treasury Notes: 2.7%
	5,012,000		0.375%, due 06/30/15	5,013,369	0.9
	5,081,000		1.375%, due 06/30/18	5,076,437	1.0
	4,246,000		0.250%-1.875%, due 05/31/15-06/30/20	4,200,987	0.8
				14,290,793	2.7
			Total U.S. Treasury Obligations (Cost $21,829,431)	21,647,572	4.2
FOREIGN GOVERNMENT BONDS: 3.7%
EUR	360,000	#	Austria Government Bond, 3.200%, 02/20/17	509,841	0.1
	111,700	#,+	Belize Government International Bond, 5.000%, 02/20/38	65,903	0.0

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
ING BALANCED PORTFOLIO  AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Principal Amount†				Value	Percentage of Net Assets
FOREIGN GOVERNMENT BONDS (continued)
BRL	4,800,000	Z	Brazil Letras do Tesouro Nacional, 8.361%, 04/01/15	$1,815,631	0.4
BRL	2,171,000		Brazil Notas do Tesouro Nacional Series F, 10.000%, 01/01/23	961,061	0.2
	45,000		Brazilian Government International Bond, 2.625%, 01/05/23	39,263	0.0
	228,000		Federal Republic of Brazil, 5.625%, 01/07/41	228,000	0.0
DOP	10,300,000	#	Dominican Republic International Bond, 14.000%, 10/18/19	295,908	0.1
	250,000	#	El Fondo Mivivienda SA, 3.500%, 01/31/23	223,750	0.0
	20,000	#	El Salvador Government International Bond, 5.875%, 01/30/25	19,550	0.0
	200,000	#	Hrvatska Elektroprivreda, 6.000%, 11/09/17	201,800	0.0
	200,000	#	Kazakhstan Temir Zholy Finance BV, 6.950%, 07/10/42	203,760	0.0
	228,000	#	Lithuania Government International Bond, 5.125%, 09/14/17	244,678	0.1
	10,000	#	Romanian Government International Bond, 4.375%, 08/22/23	9,550	0.0
RUB	106,770,839		Other Securities (a)	14,666,887	2.8
			Total Foreign Government Bonds (Cost $20,516,473)	19,485,582	3.7
# of Contracts				Value	Percentage of Net Assets
PURCHASED OPTIONS: 0.0%
			Options on Currencies: 0.0%
	5,300,000	@	EUR Put vs. USD Call Currency Option, Strike @ 1.280, Exp. 09/09/13 Counterparty: Barclays Bank PLC	$50,911	0.0
			Total Purchased Options (Cost $101,230)	50,911	0.0
			Total Long-Term Investments (Cost $478,428,523)	505,329,035	96.9
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 3.3%
	Securities Lending Collateralcc(1): 1.0%
1,290,299	Cantor Fitzgerald, Repurchase Agreement dated 06/28/13, 0.23%, due 07/01/13 (Repurchase Amount $1,290,323, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-12.500%, Market Value plus accrued interest $1,316,105, due 07/15/13-05/01/51)	$1,290,299	0.2
1,290,299	Citigroup, Inc., Repurchase Agreement dated 06/28/13, 0.14%, due 07/01/13 (Repurchase Amount $1,290,314, collateralized by various U.S. Government Agency Obligations, 2.166%-5.500%, Market Value plus accrued interest $1,316,105, due 12/01/17-06/01/43)	1,290,299	0.3
1,290,299	Daiwa Capital Markets, Repurchase Agreement dated 06/28/13, 0.25%, due 07/01/13 (Repurchase Amount $1,290,326, collateralized by various U.S. Government Agency Obligations, 1.374%-6.500%, Market Value plus accrued interest $1,316,105, due 06/01/17-03/01/48)	1,290,299	0.2

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
ING BALANCED PORTFOLIO  AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Principal Amount†				Value	Percentage of Net Assets
			Securities Lending Collateralcc(1) (continued)
	1,290,299		Deutsche Bank AG, Repurchase Agreement dated 06/28/13, 0.25%, due 07/01/13 (Repurchase Amount $1,290,326, collateralized by various U.S. Government Agency Obligations, 3.000%-6.500%, Market Value plus accrued interest $1,316,105, due 07/01/32-07/01/43)	$1,290,299	0.2
	271,636		JPMorgan Chase & Co., Repurchase Agreement dated 06/28/13, 0.11%, due 07/01/13 (Repurchase Amount $271,638, collateralized by various U.S. Government Securities, 0.625%-3.875%, Market Value plus accrued interest $277,076, due 01/15/25-02/15/43)	271,636	0.1
				5,432,832	1.0
			Foreign Government Bonds: 0.3%
MYR	1,100,000	Z	Bank Negara Malaysia Monetary Notes, 2.830%, 07/18/13	347,665	0.1
NGN	30,700,000	Z	Nigeria Government Bond, 11.500%, 10/10/13	181,795	0.1
NGN	97,400,000	Z	Nigeria Government Bond, 11.799%, 12/19/13	561,124	0.1
NGN	15,500,000	Z	Nigeria Government Bond, 12.000%, 10/17/13	91,684	0.0
NGN	18,000,000	Z	Nigeria Treasury Bill, 1.500%, 09/26/13	107,179	0.0
NGN	18,825,000	Z	Nigeria Treasury Bill, 10.160%, 10/24/13	112,152	0.0
				1,401,599	0.3
Shares		Value	Percentage of Net Assets
	Mutual Funds: 2.0%
10,612,635	BlackRock Liquidity Funds, TempFund, Institutional Class (Cost $10,612,635)	$10,612,635	2.0
	Total Short-Term Investments (Cost $17,488,767)	17,447,066	3.3
	Total Investments in Securities (Cost $495,917,290)	$522,776,101	100.2
	Liabilities in Excess of Other Assets	(1,170,650)	(0.2)
	Net Assets	$521,605,451	100.0

  "Other Securities" represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2013.

  The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

†  Unless otherwise indicated, principal amount is shown in USD.

#  Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

##  On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship and the U.S. Treasury guaranteed the debt issued by those organizations.

@  Non-income producing security

+  Step-up basis bonds. Interest rates shown reflect current and next coupon rates.

cc  Securities purchased with cash collateral for securities loaned.

W  Settlement is on a when-issued or delayed-delivery basis.

^  Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.

Z  Indicates Zero Coupon Bond; rate shown reflects current effective yield.

(1)  Collateral received from brokers for securities lending was invested into these short-term investments.

(a)  The grouping contains securities in default.

BRL  Brazilian Real

DOP  Dominican Peso

EUR  EU Euro

GBP  British Pound

MYR  Malaysian Ringgit

NGN  Nigerian Naira

PLN  Polish Zloty

RUB  Russian Ruble

SEK  Swedish Krona

THB  Thai Baht

ZAR  South African Rand

  Cost for federal income tax purposes is $499,362,883.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$38,725,435
Gross Unrealized Depreciation	(15,312,217)
Net Unrealized Appreciation	$23,413,218

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
ING BALANCED PORTFOLIO  AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 06/30/13
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$35,286,601	$6,498,997	$—	$41,785,598
Consumer Staples	24,072,635	5,696,619	—	29,769,254
Energy	25,064,539	5,549,000	—	30,613,539
Financials	46,124,097	17,337,159	—	63,461,256
Health Care	29,871,287	6,057,382	—	35,928,669
Industrials	30,929,439	6,308,188	—	37,237,627
Information Technology	41,794,938	6,322,281	—	48,117,219
Materials	9,978,196	4,576,822	—	14,555,018
Telecommunication Services	4,324,205	4,067,927	—	8,392,132
Utilities	10,531,403	2,670,280	—	13,201,683
Total Common Stock	257,977,340	65,084,655	—	323,061,995
Exchange-Traded Funds	41,611,273	—	—	41,611,273
Preferred Stock	912,765	—	—	912,765
Rights	10	—	—	10
Purchased Options	—	50,911	—	50,911
Corporate Bonds/Notes	—	34,437,015	425,000	34,862,015
Collateralized Mortgage Obligations	—	19,275,085	110,691	19,385,776
Short-Term Investments	10,612,635	6,834,431	—	17,447,066
Asset-Backed Securities	—	11,361,085	—	11,361,085
Foreign Government Bonds	—	19,485,582	—	19,485,582
U.S. Government Agency Obligations	—	32,950,051	—	32,950,051
U.S. Treasury Obligations	—	21,647,572	—	21,647,572
Total Investments, at fair value	$311,114,023	$211,126,387	$535,691	$522,776,101
Other Financial Instruments+
Swaps	70,707	39,268	—	109,975
Futures	372,278	—	—	372,278
Forward Foreign Currency Contracts	—	3,003,085	—	3,003,085
Total Assets	$311,557,008	$214,168,740	$535,691	$526,261,439
Liabilities Table
Other Financial Instruments+
Swaps	$—	$(733,754)	$—	$(733,754)
Futures	(593,333)	—	—	(593,333)
Written Options	—	(11,556)	—	(11,556)
Forward Foreign Currency Contracts	—	(3,423,390)	—	(3,423,390)
Total Liabilities	$(593,333)	$(4,168,700)	$—	$(4,762,033)

^  See Note 2, "Significant Accounting Policies" in the Notes to Financial Statements for additional information.

+  Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

#  The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

At June 30, 2013, the following forward foreign currency contracts were outstanding for the ING Balanced Portfolio:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Barclays Bank PLC	British Pound	64,560	Buy	07/12/13	$98,000	$98,187	$187
Barclays Bank PLC	Norwegian Krone	1,595,491	Buy	07/12/13	262,000	262,568	568
Barclays Bank PLC	British Pound	305,668	Buy	07/12/13	468,000	464,875	(3,125)
Barclays Bank PLC	British Pound	130,171	Buy	07/12/13	201,000	197,971	(3,029)

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
ING BALANCED PORTFOLIO  AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Barclays Bank PLC	EU Euro	81,979	Buy	07/12/13	$108,000	$106,711	$(1,289)
Barclays Bank PLC	Norwegian Krone	1,824,921	Buy	07/12/13	300,000	300,325	325
Barclays Bank PLC	New Zealand Dollar	426,138	Buy	07/12/13	330,000	329,992	(8)
Barclays Bank PLC	EU Euro	336,133	Buy	07/12/13	444,000	437,544	(6,456)
Barclays Bank PLC	New Zealand Dollar	208,444	Buy	07/12/13	161,000	161,414	414
Barclays Bank PLC	Canadian Dollar	603,794	Buy	07/12/13	588,000	573,973	(14,027)
Barclays Bank PLC	Brazilian Real	2,667,985	Buy	07/12/13	1,241,212	1,192,897	(48,315)
Barclays Bank PLC	Brazilian Real	11,261	Buy	07/12/13	5,239	5,035	(204)
Barclays Bank PLC	Swiss Franc	295,077	Buy	07/12/13	314,000	312,425	(1,575)
Barclays Bank PLC	Norwegian Krone	2,085,750	Buy	07/12/13	362,000	343,249	(18,751)
Barclays Bank PLC	Japanese Yen	64,051,375	Buy	07/12/13	655,958	645,834	(10,124)
Barclays Bank PLC	Norwegian Krone	3,464,255	Buy	07/12/13	599,000	570,108	(28,892)
Barclays Bank PLC	British Pound	823,338	Buy	07/12/13	1,260,000	1,252,175	(7,825)
Barclays Bank PLC	Australian Dollar	412,715	Buy	07/12/13	395,000	377,163	(17,837)
Barclays Bank PLC	New Zealand Dollar	328,710	Buy	07/12/13	261,000	254,546	(6,454)
Barclays Bank PLC	British Pound	422,439	Buy	07/12/13	640,000	642,467	2,467
Barclays Bank PLC	British Pound	192,263	Buy	07/12/13	293,000	292,404	(596)
Barclays Bank PLC	British Pound	269,664	Buy	07/12/13	409,000	410,119	1,119
Barclays Bank PLC	Canadian Dollar	353,144	Buy	07/12/13	347,000	335,702	(11,298)
Barclays Bank PLC	EU Euro	111,554	Buy	07/12/13	144,000	145,210	1,210
Barclays Bank PLC	Swiss Franc	527,871	Buy	07/12/13	545,000	558,905	13,905
Barclays Bank PLC	New Zealand Dollar	45,197	Buy	07/12/13	37,000	35,000	(2,000)
Barclays Bank PLC	EU Euro	311,323	Buy	07/12/13	404,000	405,249	1,249
Barclays Bank PLC	Australian Dollar	532,751	Buy	07/12/13	539,000	486,859	(52,141)
Barclays Bank PLC	New Zealand Dollar	456,305	Buy	07/12/13	382,000	353,353	(28,647)
Barclays Bank PLC	Russian Ruble	5,458,733	Buy	08/23/13	167,192	164,540	(2,652)
Barclays Bank PLC	South African Rand	3,056,209	Buy	08/23/13	303,916	306,769	2,853
Barclays Bank PLC	Australian Dollar	532,156	Buy	07/12/13	539,000	486,315	(52,685)
Barclays Bank PLC	Russian Ruble	49,840,077	Buy	08/23/13	1,526,519	1,502,307	(24,212)
Barclays Bank PLC	South African Rand	2,387,391	Buy	08/23/13	237,408	239,637	2,229
Barclays Bank PLC	South African Rand	1,669,352	Buy	08/23/13	165,012	167,563	2,551
Barclays Bank PLC	EU Euro	190,477	Buy	07/12/13	252,000	247,943	(4,057)
Barclays Bank PLC	Japanese Yen	52,527,437	Buy	07/12/13	539,000	529,637	(9,363)
Barclays Bank PLC	Turkish Lira	1,823,291	Buy	08/23/13	951,183	937,405	(13,778)
Barclays Bank PLC	Mexican Peso	3,706	Buy	08/23/13	290	285	(5)
Barclays Bank PLC	British Pound	324,944	Buy	07/12/13	503,000	494,191	(8,809)
Barclays Bank PLC	Indian Rupee	8,623,971	Buy	08/23/13	150,460	143,754	(6,706)
Barclays Bank PLC	Mexican Peso	22,127	Buy	08/23/13	1,730	1,699	(31)
Barclays Bank PLC	Romanian New Leu	2,056,850	Buy	08/23/13	597,459	596,081	(1,378)
Barclays Bank PLC	New Zealand Dollar	738,988	Buy	07/12/13	627,000	572,256	(54,744)
Barclays Bank PLC	Mexican Peso	3,090,963	Buy	08/23/13	241,437	237,398	(4,039)
Barclays Bank PLC	Mexican Peso	15,473,936	Buy	08/23/13	1,208,680	1,188,462	(20,218)
Barclays Bank PLC	Canadian Dollar	3,359,087	Buy	07/12/13	3,322,901	3,193,181	(129,720)
Barclays Bank PLC	Canadian Dollar	349,540	Buy	07/12/13	345,000	332,276	(12,724)
Barclays Bank PLC	British Pound	717,986	Buy	07/12/13	1,104,523	1,091,950	(12,573)
Barclays Bank PLC	Canadian Dollar	17,296	Buy	07/12/13	17,000	16,442	(558)
Barclays Bank PLC	Colombian Peso	987,543,000	Buy	07/12/13	537,000	513,340	(23,660)
Citigroup, Inc.	Japanese Yen	7,314,000	Buy	07/12/13	75,000	73,748	(1,252)
Citigroup, Inc.	Swedish Krona	564,142	Buy	07/12/13	84,000	84,103	103
Citigroup, Inc.	EU Euro	1,329,854	Buy	07/12/13	1,741,811	1,731,070	(10,741)
Citigroup, Inc.	Swedish Krona	2,171,728	Buy	07/12/13	323,000	323,766	766
Citigroup, Inc.	EU Euro	423,394	Buy	07/12/13	555,000	551,131	(3,869)
Citigroup, Inc.	Japanese Yen	26,016,157	Buy	07/12/13	266,000	262,323	(3,677)
Citigroup, Inc.	EU Euro	398,324	Buy	07/12/13	524,000	518,498	(5,502)
Citigroup, Inc.	Norwegian Krone	1,819,856	Buy	07/12/13	300,000	299,491	(509)
Citigroup, Inc.	Swedish Krona	1,441,197	Buy	07/12/13	216,000	214,856	(1,144)
Citigroup, Inc.	Norwegian Krone	2,404,574	Buy	07/12/13	401,000	395,718	(5,282)
Citigroup, Inc.	Japanese Yen	66,828,946	Buy	07/12/13	696,000	673,841	(22,159)
Citigroup, Inc.	Norwegian Krone	2,228,516	Buy	07/12/13	389,000	366,744	(22,256)
Citigroup, Inc.	New Zealand Dollar	285,159	Buy	07/12/13	228,000	220,821	(7,179)
Citigroup, Inc.	Australian Dollar	598,469	Buy	07/12/13	570,000	546,916	(23,084)
Citigroup, Inc.	New Zealand Dollar	196,724	Buy	07/12/13	157,000	152,339	(4,661)
Citigroup, Inc.	Japanese Yen	24,065,780	Buy	07/12/13	251,000	242,657	(8,343)
Citigroup, Inc.	Canadian Dollar	772,152	Buy	07/12/13	756,000	734,015	(21,985)
Citigroup, Inc.	EU Euro	91,838	Buy	07/12/13	121,246	119,546	(1,700)
Citigroup, Inc.	British Pound	31,592	Buy	07/12/13	49,018	48,047	(971)
Citigroup, Inc.	New Zealand Dollar	505,857	Buy	07/12/13	399,000	391,725	(7,275)
Citigroup, Inc.	British Pound	354,680	Buy	07/12/13	554,000	539,416	(14,584)
Citigroup, Inc.	British Pound	183,797	Buy	07/12/13	283,000	279,528	(3,472)
Citigroup, Inc.	EU Euro	476,210	Buy	07/12/13	623,000	619,882	(3,118)
Citigroup, Inc.	British Pound	68,659	Buy	07/12/13	105,000	104,421	(579)

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
ING BALANCED PORTFOLIO  AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Citigroup, Inc.	Japanese Yen	14,526,202	Buy	07/12/13	$145,000	$146,469	$1,469
Citigroup, Inc.	Brazilian Real	1,390,386	Buy	07/12/13	646,000	621,663	(24,337)
Citigroup, Inc.	British Pound	816,217	Buy	07/12/13	1,245,000	1,241,344	(3,656)
Citigroup, Inc.	EU Euro	178,219	Buy	07/12/13	231,000	231,988	988
Citigroup, Inc.	EU Euro	201,666	Buy	07/12/13	262,000	262,508	508
Citigroup, Inc.	Norwegian Krone	7,447,521	Buy	07/12/13	1,265,000	1,225,629	(39,371)
Citigroup, Inc.	EU Euro	332,334	Buy	07/12/13	433,000	432,599	(401)
Citigroup, Inc.	British Pound	574,201	Buy	07/12/13	868,000	873,275	5,275
Citigroup, Inc.	Australian Dollar	24,269	Buy	07/12/13	23,403	22,179	(1,224)
Citigroup, Inc.	British Pound	378,306	Buy	07/12/13	569,000	575,347	6,347
Citigroup, Inc.	Canadian Dollar	37,176	Buy	07/12/13	36,000	35,339	(661)
Citigroup, Inc.	British Pound	646,665	Buy	07/12/13	978,000	983,482	5,482
Citigroup, Inc.	EU Euro	81,871	Buy	07/12/13	106,000	106,571	571
Citigroup, Inc.	British Pound	318,316	Buy	07/12/13	481,000	484,111	3,111
Citigroup, Inc.	Norwegian Krone	1,872,417	Buy	07/12/13	321,000	308,141	(12,859)
Citigroup, Inc.	EU Euro	421,683	Buy	07/12/13	542,000	548,905	6,905
Citigroup, Inc.	South African Rand	1,562,935	Buy	08/23/13	155,279	156,881	1,602
Citigroup, Inc.	New Zealand Dollar	73,583	Buy	07/12/13	60,000	56,981	(3,019)
Citigroup, Inc.	South African Rand	978,191	Buy	08/23/13	97,184	98,187	1,003
Citigroup, Inc.	British Pound	36,154	Buy	07/12/13	55,000	54,985	(15)
Citigroup, Inc.	Australian Dollar	548,861	Buy	07/12/13	542,000	501,581	(40,419)
Citigroup, Inc.	Canadian Dollar	690,904	Buy	07/12/13	687,000	656,780	(30,220)
Citigroup, Inc.	EU Euro	306,832	Buy	07/12/13	404,000	399,403	(4,597)
Citigroup, Inc.	British Pound	506,653	Buy	07/12/13	786,879	770,542	(16,337)
Citigroup, Inc.	Mexican Peso	3,513,722	Buy	08/23/13	267,000	269,868	2,868
Citigroup, Inc.	Mexican Peso	3,511,156	Buy	08/23/13	267,000	269,671	2,671
Citigroup, Inc.	Mexican Peso	3,531,017	Buy	08/23/13	272,000	271,197	(803)
Citigroup, Inc.	South African Rand	2,473,652	Buy	08/23/13	247,000	248,295	1,295
Citigroup, Inc.	Brazilian Real	22,305	Buy	07/12/13	11,000	9,973	(1,027)
Citigroup, Inc.	Chilean Peso	218,598,750	Buy	07/12/13	459,000	429,487	(29,513)
Citigroup, Inc.	British Pound	156,181	Buy	07/12/13	243,000	237,528	(5,472)
Citigroup, Inc.	Mexican Peso	3,485,433	Buy	08/23/13	269,000	267,696	(1,304)
Citigroup, Inc.	Mexican Peso	3,474,804	Buy	08/23/13	269,000	266,879	(2,121)
Citigroup, Inc.	Japanese Yen	95,342,265	Buy	07/12/13	979,000	961,342	(17,658)
Citigroup, Inc.	Singapore Dollar	341,155	Buy	08/23/13	271,000	269,179	(1,821)
Citigroup, Inc.	Canadian Dollar	105,331	Buy	07/12/13	104,000	100,128	(3,872)
Citigroup, Inc.	Mexican Peso	3,512,420	Buy	08/23/13	271,000	269,768	(1,232)
Citigroup, Inc.	Singapore Dollar	341,676	Buy	08/23/13	271,000	269,590	(1,410)
Citigroup, Inc.	EU Euro	585,151	Buy	07/12/13	763,000	761,690	(1,310)
Citigroup, Inc.	Hong Kong Sar Dollar	2,030,107	Buy	08/23/13	261,613	261,799	186
Citigroup, Inc.	Israeli New Shekel	306,231	Buy	08/23/13	84,487	84,086	(401)
Citigroup, Inc.	Malaysian Ringgit	844,707	Buy	08/23/13	271,000	266,405	(4,595)
Citigroup, Inc.	Polish Zloty	5,460,017	Buy	08/23/13	1,666,580	1,637,708	(28,872)
Citigroup, Inc.	Singapore Dollar	22,630	Buy	08/23/13	18,145	17,856	(289)
Citigroup, Inc.	South African Rand	2,717,742	Buy	08/23/13	271,000	272,796	1,796
Citigroup, Inc.	Australian Dollar	553,945	Buy	07/12/13	568,000	506,227	(61,773)
Citigroup, Inc.	Czech Koruna	2,667,264	Buy	08/23/13	134,785	133,494	(1,291)
Citigroup, Inc.	Mexican Peso	3,480,020	Buy	08/23/13	270,000	267,280	(2,720)
Citigroup, Inc.	Mexican Peso	3,481,289	Buy	08/23/13	270,000	267,377	(2,623)
Citigroup, Inc.	Russian Ruble	8,792,944	Buy	08/23/13	272,000	265,042	(6,958)
Citigroup, Inc.	Australian Dollar	362,788	Buy	07/12/13	371,000	331,537	(39,463)
Citigroup, Inc.	EU Euro	486,933	Buy	07/12/13	635,590	633,840	(1,750)
Citigroup, Inc.	Australian Dollar	153,534	Buy	07/12/13	157,000	140,308	(16,692)
Citigroup, Inc.	Hungarian Forint	677,941	Buy	09/09/13	3,022	2,971	(51)
Citigroup, Inc.	Australian Dollar	1,048,150	Buy	07/12/13	1,093,000	957,860	(135,140)
Citigroup, Inc.	Canadian Dollar	212,156	Buy	07/12/13	209,000	201,677	(7,323)
Citigroup, Inc.	Hungarian Forint	60,371,245	Buy	09/20/13	262,000	264,284	2,284
Citigroup, Inc.	Australian Dollar	1,100,398	Buy	07/12/13	1,156,072	1,005,607	(150,465)
Citigroup, Inc.	EU Euro	2,650,202	Buy	07/12/13	3,481,968	3,449,766	(32,202)
Citigroup, Inc.	Norwegian Krone	583,356	Buy	07/12/13	102,000	96,002	(5,998)
Citigroup, Inc.	New Zealand Dollar	1,365,231	Buy	07/12/13	1,174,849	1,057,205	(117,644)
Citigroup, Inc.	New Zealand Dollar	1,628,985	Buy	07/12/13	1,398,000	1,261,451	(136,549)
Citigroup, Inc.	Swedish Krona	8,965,886	Buy	07/12/13	1,412,604	1,336,652	(75,952)
Citigroup, Inc.	Swedish Krona	184,322	Buy	07/12/13	29,000	27,479	(1,521)
Citigroup, Inc.	Hungarian Forint	62,055,071	Buy	09/20/13	271,000	271,656	656
Citigroup, Inc.	Philippine Peso	27,720,105	Buy	07/12/13	681,000	641,578	(39,422)
Citigroup, Inc.	Hungarian Forint	62,056,615	Buy	09/20/13	271,000	271,662	662
Citigroup, Inc.	Chinese Yuan	1,871,168	Buy	08/09/13	297,000	303,829	6,829
Citigroup, Inc.	Chinese Yuan	1,524,721	Buy	08/09/13	242,000	247,575	5,575
Citigroup, Inc.	Chinese Yuan	3,345,566	Buy	08/09/13	531,000	543,232	12,232
Credit Suisse Group AG	Swiss Franc	528,271	Buy	07/12/13	545,000	559,329	14,329

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
ING BALANCED PORTFOLIO  AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Credit Suisse Group AG	South African Rand	5,569,625	Buy	08/23/13	$550,831	$559,056	$8,225
Credit Suisse Group AG	South Korean Won	133,519,360	Buy	08/23/13	118,000	116,603	(1,397)
Credit Suisse Group AG	Mexican Peso	8,740,828	Buy	08/23/13	678,000	671,332	(6,668)
Credit Suisse Group AG	Hungarian Forint	3,440,639	Buy	09/20/13	15,026	15,062	36
Credit Suisse Group AG	Swiss Franc	323,746	Buy	07/12/13	349,054	342,780	(6,274)
Credit Suisse Group AG	Japanese Yen	4,564,780	Buy	07/12/13	45,876	46,027	151
Credit Suisse Group AG	Norwegian Krone	10,182,105	Buy	07/12/13	1,780,054	1,675,656	(104,398)
Credit Suisse Group AG	Swedish Krona	19,229	Buy	07/12/13	3,000	2,867	(133)
Deutsche Bank AG	Chinese Offshore Yuan	1,341,261	Buy	01/14/14	213,000	215,503	2,503
Deutsche Bank AG	Indian Rupee	15,384,240	Buy	08/23/13	276,000	256,442	(19,558)
Deutsche Bank AG	Chinese Offshore Yuan	3,280,737	Buy	01/14/14	521,000	527,122	6,122
Deutsche Bank AG	Australian Dollar	196,618	Buy	07/12/13	182,000	179,680	(2,320)
Deutsche Bank AG	Australian Dollar	240,656	Buy	07/12/13	221,000	219,925	(1,075)
Deutsche Bank AG	Swedish Krona	2,550,433	Buy	07/12/13	389,000	380,224	(8,776)
Deutsche Bank AG	EU Euro	58,523	Buy	07/12/13	78,000	76,179	(1,821)
Deutsche Bank AG	Japanese Yen	8,957,949	Buy	07/12/13	95,000	90,324	(4,676)
Deutsche Bank AG	British Pound	166,489	Buy	07/12/13	261,000	253,205	(7,795)
Deutsche Bank AG	New Zealand Dollar	882,332	Buy	07/12/13	703,000	683,259	(19,741)
Deutsche Bank AG	Norwegian Krone	2,198,872	Buy	07/12/13	380,000	361,866	(18,134)
Deutsche Bank AG	Swedish Krona	2,351,108	Buy	07/12/13	357,000	350,508	(6,492)
Deutsche Bank AG	Japanese Yen	14,512,920	Buy	07/12/13	145,000	146,335	1,335
Deutsche Bank AG	Swedish Krona	2,291,616	Buy	07/12/13	345,000	341,639	(3,361)
Deutsche Bank AG	Philippine Peso	11,539,710	Buy	07/12/13	273,000	267,085	(5,915)
Deutsche Bank AG	Philippine Peso	11,547,900	Buy	07/12/13	273,000	267,274	(5,726)
Deutsche Bank AG	EU Euro	469,997	Buy	07/12/13	608,000	611,794	3,794
Deutsche Bank AG	EU Euro	1,029,483	Buy	07/12/13	1,322,000	1,340,077	18,077
Deutsche Bank AG	Swiss Franc	528,432	Buy	07/12/13	545,000	559,499	14,499
Deutsche Bank AG	Japanese Yen	43,265,935	Buy	07/12/13	424,000	436,253	12,253
Deutsche Bank AG	Norwegian Krone	1,270,775	Buy	07/12/13	218,000	209,130	(8,870)
Deutsche Bank AG	EU Euro	440,298	Buy	07/12/13	567,000	573,136	6,136
Deutsche Bank AG	Japanese Yen	22,603,173	Buy	07/12/13	221,000	227,909	6,909
Deutsche Bank AG	Brazilian Real	1,084,389	Buy	07/12/13	533,000	484,847	(48,153)
Deutsche Bank AG	Australian Dollar	272,451	Buy	07/12/13	270,000	248,982	(21,018)
Deutsche Bank AG	Australian Dollar	273,676	Buy	07/12/13	273,000	250,101	(22,899)
Deutsche Bank AG	EU Euro	252,382	Buy	07/12/13	330,000	328,525	(1,475)
Deutsche Bank AG	British Pound	56,927	Buy	07/12/13	88,000	86,578	(1,422)
Deutsche Bank AG	Australian Dollar	218,997	Buy	07/12/13	222,000	200,132	(21,868)
Deutsche Bank AG	Australian Dollar	169,495	Buy	07/12/13	174,000	154,894	(19,106)
Deutsche Bank AG	Philippine Peso	26,528,850	Buy	07/12/13	645,000	614,006	(30,994)
Deutsche Bank AG	Japanese Yen	12,570,328	Buy	07/12/13	129,000	126,747	(2,253)
Deutsche Bank AG	Mexican Peso	3,503,658	Buy	08/23/13	271,000	269,095	(1,905)
Deutsche Bank AG	Peruvian Nuevo Sol	199,688	Buy	08/23/13	72,168	71,444	(724)
Deutsche Bank AG	Japanese Yen	28,632,956	Buy	07/12/13	293,000	288,708	(4,292)
Deutsche Bank AG	South Korean Won	272,254,195	Buy	08/23/13	242,305	237,761	(4,544)
Deutsche Bank AG	South African Rand	2,743,183	Buy	08/23/13	271,000	275,349	4,349
Deutsche Bank AG	South African Rand	2,712,937	Buy	08/23/13	271,000	272,313	1,313
Deutsche Bank AG	South African Rand	2,443,321	Buy	08/23/13	249,000	245,251	(3,749)
Deutsche Bank AG	Indian Rupee	15,569,280	Buy	08/23/13	272,000	259,526	(12,474)
Deutsche Bank AG	Peruvian Nuevo Sol	1,176,533	Buy	08/23/13	429,000	420,936	(8,064)
Deutsche Bank AG	Russian Ruble	8,803,280	Buy	08/23/13	272,000	265,353	(6,647)
Deutsche Bank AG	New Zealand Dollar	262,344	Buy	07/12/13	220,000	203,154	(16,846)
Deutsche Bank AG	Japanese Yen	33,041,055	Buy	07/12/13	338,000	333,155	(4,845)
Deutsche Bank AG	Hungarian Forint	60,412,798	Buy	09/20/13	262,000	264,466	2,466
Deutsche Bank AG	Hungarian Forint	61,945,397	Buy	09/20/13	271,000	271,176	176
Deutsche Bank AG	Hungarian Forint	6,470,155	Buy	09/20/13	28,342	28,324	(18)
Deutsche Bank AG	Hungarian Forint	62,038,323	Buy	09/20/13	271,000	271,582	582
Deutsche Bank AG	Philippine Peso	26,705,216	Buy	07/12/13	655,343	618,088	(37,255)
Deutsche Bank AG	Philippine Peso	68,456,747	Buy	07/12/13	1,679,920	1,584,421	(95,499)
Deutsche Bank AG	Colombian Peso	429,507,000	Buy	07/12/13	234,000	223,264	(10,736)
Deutsche Bank AG	Colombian Peso	1,055,412,500	Buy	07/12/13	575,000	548,619	(26,381)
Deutsche Bank AG	Colombian Peso	247,380,855	Buy	07/12/13	136,134	128,593	(7,541)
Deutsche Bank AG	Chinese Yuan	1,586,844	Buy	08/09/13	252,000	257,662	5,662
Deutsche Bank AG	Chinese Yuan	3,268,143	Buy	08/09/13	519,000	530,661	11,661
Goldman Sachs & Co.	Norwegian Krone	1,595,994	Buy	07/12/13	262,000	262,651	651
Goldman Sachs & Co.	EU Euro	412,826	Buy	07/12/13	542,000	537,376	(4,624)
Goldman Sachs & Co.	Canadian Dollar	616,818	Buy	07/12/13	600,000	586,353	(13,647)
Goldman Sachs & Co.	British Pound	356,798	Buy	07/12/13	550,000	542,636	(7,364)
Goldman Sachs & Co.	Australian Dollar	57,236	Buy	07/12/13	55,000	52,305	(2,695)
Goldman Sachs & Co.	EU Euro	423,965	Buy	07/12/13	545,000	551,874	6,874
Goldman Sachs & Co.	Japanese Yen	21,966,669	Buy	07/12/13	213,000	221,491	8,491
Goldman Sachs & Co.	Colombian Peso	984,984,000	Buy	07/12/13	533,000	512,009	(20,991)
Goldman Sachs & Co.	EU Euro	278,056	Buy	07/12/13	360,000	361,945	1,945
See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
ING BALANCED PORTFOLIO  AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Goldman Sachs & Co.	Australian Dollar	148,096	Buy	07/12/13	$150,000	$135,338	$(14,662)
Goldman Sachs & Co.	South African Rand	1,617,207	Buy	08/23/13	162,204	162,329	125
Goldman Sachs & Co.	South African Rand	1,430,920	Buy	08/23/13	143,520	143,630	110
Goldman Sachs & Co.	Japanese Yen	19,664,094	Buy	07/12/13	202,000	198,274	(3,726)
Goldman Sachs & Co.	Norwegian Krone	2,831,733	Buy	07/12/13	486,000	466,015	(19,985)
Goldman Sachs & Co.	Swedish Krona	1,652,108	Buy	07/12/13	250,000	246,300	(3,700)
Goldman Sachs & Co.	Norwegian Krone	1,414,005	Buy	07/12/13	239,000	232,701	(6,299)
Goldman Sachs & Co.	Norwegian Krone	1,333,190	Buy	07/12/13	227,000	219,401	(7,599)
Goldman Sachs & Co.	Australian Dollar	534,278	Buy	07/12/13	558,000	488,254	(69,746)
Goldman Sachs & Co.	EU Euro	193,829	Buy	07/12/13	254,000	252,307	(1,693)
Goldman Sachs & Co.	Chilean Peso	299,548,553	Buy	07/12/13	629,634	588,531	(41,103)
Goldman Sachs & Co.	Japanese Yen	6,492,376	Buy	07/12/13	65,000	65,463	463
HSBC	Japanese Yen	11,211,788	Buy	07/12/13	111,000	113,049	2,049
HSBC	EU Euro	599,531	Buy	07/12/13	779,000	780,408	1,408
JPMorgan Chase & Co.	Norwegian Krone	1,594,220	Buy	07/12/13	262,000	262,359	359
JPMorgan Chase & Co.	British Pound	51,811	Buy	07/12/13	79,000	78,797	(203)
JPMorgan Chase & Co.	EU Euro	76,719	Buy	07/12/13	100,000	99,865	(135)
JPMorgan Chase & Co.	Canadian Dollar	244,035	Buy	07/12/13	232,000	231,982	(18)
JPMorgan Chase & Co.	EU Euro	445,773	Buy	07/12/13	583,778	580,262	(3,516)
JPMorgan Chase & Co.	Norwegian Krone	5,304,376	Buy	07/12/13	869,000	872,934	3,934
JPMorgan Chase & Co.	New Zealand Dollar	214,650	Buy	07/12/13	166,000	166,220	220
JPMorgan Chase & Co.	Swiss Franc	24,228	Buy	07/12/13	26,000	25,652	(348)
JPMorgan Chase & Co.	EU Euro	336,077	Buy	07/12/13	444,000	437,471	(6,529)
JPMorgan Chase & Co.	Swiss Franc	283,063	Buy	07/12/13	307,000	299,705	(7,295)
JPMorgan Chase & Co.	Colombian Peso	1,267,086,000	Buy	07/12/13	669,000	658,650	(10,350)
JPMorgan Chase & Co.	Brazilian Real	3,807,340	Buy	07/12/13	1,767,567	1,702,320	(65,247)
JPMorgan Chase & Co.	Brazilian Real	1,290	Buy	07/12/13	599	577	(22)
JPMorgan Chase & Co.	Philippine Peso	12,216,960	Buy	07/12/13	288,000	282,760	(5,240)
JPMorgan Chase & Co.	Philippine Peso	12,196,800	Buy	07/12/13	288,000	282,293	(5,707)
JPMorgan Chase & Co.	British Pound	454,115	Buy	07/12/13	685,535	690,641	5,106
JPMorgan Chase & Co.	Turkish Lira	132,550	Buy	08/23/13	68,000	68,148	148
JPMorgan Chase & Co.	Mexican Peso	3,530,125	Buy	08/23/13	272,000	271,128	(872)
JPMorgan Chase & Co.	British Pound	345,896	Buy	07/12/13	539,000	526,057	(12,943)
JPMorgan Chase & Co.	Mexican Peso	3,481,264	Buy	08/23/13	269,000	267,375	(1,625)
JPMorgan Chase & Co.	Mexican Peso	3,507,499	Buy	08/23/13	271,000	269,390	(1,610)
JPMorgan Chase & Co.	New Zealand Dollar	343,396	Buy	07/12/13	293,000	265,918	(27,082)
JPMorgan Chase & Co.	Australian Dollar	73,797	Buy	07/12/13	76,000	67,440	(8,560)
JPMorgan Chase & Co.	Indonesian Rupiah	4,168,680,000	Buy	08/23/13	399,797	417,423	17,626
JPMorgan Chase & Co.	Japanese Yen	25,081,242	Buy	07/12/13	256,000	252,896	(3,104)
JPMorgan Chase & Co.	Russian Ruble	30,155,090	Buy	08/23/13	923,148	908,951	(14,197)
JPMorgan Chase & Co.	Indonesian Rupiah	4,168,680,000	Buy	08/23/13	411,925	417,423	5,498
JPMorgan Chase & Co.	Malaysian Ringgit	845,385	Buy	08/23/13	271,000	266,619	(4,381)
JPMorgan Chase & Co.	Russian Ruble	151,008	Buy	08/23/13	4,623	4,552	(71)
JPMorgan Chase & Co.	Malaysian Ringgit	836,325	Buy	08/23/13	270,000	263,762	(6,238)
JPMorgan Chase & Co.	Malaysian Ringgit	843,880	Buy	08/23/13	272,000	266,145	(5,855)
JPMorgan Chase & Co.	Malaysian Ringgit	842,656	Buy	08/23/13	272,000	265,759	(6,241)
JPMorgan Chase & Co.	Russian Ruble	8,803,280	Buy	08/23/13	272,000	265,353	(6,647)
JPMorgan Chase & Co.	Swedish Krona	3,653,580	Buy	07/12/13	558,000	544,683	(13,317)
JPMorgan Chase & Co.	Australian Dollar	184,879	Buy	07/12/13	189,000	168,953	(20,047)
JPMorgan Chase & Co.	Norwegian Krone	3,176,042	Buy	07/12/13	545,000	522,677	(22,323)
JPMorgan Chase & Co.	British Pound	562,653	Buy	07/12/13	861,000	855,711	(5,289)
JPMorgan Chase & Co.	Japanese Yen	10,684,159	Buy	07/12/13	108,000	107,729	(271)
JPMorgan Chase & Co.	Danish Krone	849,772	Buy	07/12/13	149,858	148,315	(1,543)
JPMorgan Chase & Co.	Australian Dollar	221,614	Buy	07/12/13	232,000	202,524	(29,476)
JPMorgan Chase & Co.	British Pound	203,760	Buy	07/12/13	312,000	309,889	(2,111)
JPMorgan Chase & Co.	Taiwan New Dollar	4,544,479	Buy	07/12/13	153,868	151,641	(2,227)
UBS Warburg LLC	British Pound	38,231	Buy	07/12/13	58,000	58,144	144
UBS Warburg LLC	Japanese Yen	106,275,187	Buy	07/12/13	1,088,000	1,071,579	(16,421)
UBS Warburg LLC	Swedish Krona	2,201,672	Buy	07/12/13	336,000	328,230	(7,770)
UBS Warburg LLC	Japanese Yen	43,811,057	Buy	07/12/13	441,000	441,750	750
UBS Warburg LLC	Norwegian Krone	1,161,116	Buy	07/12/13	199,000	191,083	(7,917)
UBS Warburg LLC	EU Euro	972,543	Buy	07/12/13	1,272,000	1,265,959	(6,041)
UBS Warburg LLC	EU Euro	149,981	Buy	07/12/13	196,000	195,230	(770)
							$(2,856,691)
Barclays Bank PLC	British Pound	172,381	Sell	07/12/13	262,000	262,166	(166)
Barclays Bank PLC	Norwegian Krone	568,481	Sell	07/12/13	94,000	93,554	446
Barclays Bank PLC	Philippine Peso	3,381,534	Sell	07/12/13	78,000	78,265	(265)
HSBC	Australian Dollar	196,577	Sell	07/12/13	182,000	179,643	2,357
Barclays Bank PLC	Brazilian Real	157,745	Sell	07/12/13	70,000	70,530	(530)
Barclays Bank PLC	Australian Dollar	633,245	Sell	07/12/13	588,000	578,696	9,304

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
ING BALANCED PORTFOLIO  AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Barclays Bank PLC	British Pound	140,122	Sell	07/12/13	$220,000	$213,105	$6,895
Barclays Bank PLC	Colombian Peso	1,116,512,000	Sell	07/12/13	592,000	580,380	11,620
Barclays Bank PLC	Swiss Franc	488,398	Sell	07/12/13	531,000	517,111	13,889
Barclays Bank PLC	Swiss Franc	249,176	Sell	07/12/13	268,000	263,825	4,175
Barclays Bank PLC	Swiss Franc	247,835	Sell	07/12/13	268,000	262,405	5,595
Barclays Bank PLC	British Pound	199,103	Sell	07/12/13	310,000	302,806	7,194
Barclays Bank PLC	Swiss Franc	222,469	Sell	07/12/13	238,000	235,549	2,451
Barclays Bank PLC	Chilean Peso	493,545,000	Sell	07/12/13	975,000	969,681	5,319
Barclays Bank PLC	British Pound	278,885	Sell	07/12/13	423,000	424,143	(1,143)
Barclays Bank PLC	New Zealand Dollar	595,835	Sell	07/12/13	481,000	461,402	19,598
Barclays Bank PLC	EU Euro	115,257	Sell	07/12/13	149,000	150,030	(1,030)
Barclays Bank PLC	Swiss Franc	512,071	Sell	07/12/13	532,000	542,177	(10,177)
Barclays Bank PLC	Japanese Yen	27,140,219	Sell	07/12/13	266,000	273,657	(7,657)
Barclays Bank PLC	Swiss Franc	262,366	Sell	07/12/13	272,000	277,791	(5,791)
Barclays Bank PLC	Thai Baht	10,745,025	Sell	08/23/13	345,000	345,459	(459)
Barclays Bank PLC	Swiss Franc	519,890	Sell	07/12/13	544,000	550,455	(6,455)
Barclays Bank PLC	Australian Dollar	529,568	Sell	07/12/13	539,000	483,950	55,050
Barclays Bank PLC	Australian Dollar	536,516	Sell	07/12/13	539,000	490,299	48,701
Barclays Bank PLC	Mexican Peso	3,482,478	Sell	08/23/13	271,000	267,469	3,531
Barclays Bank PLC	Thai Baht	8,248,231	Sell	08/23/13	264,791	265,186	(395)
Barclays Bank PLC	Swedish Krona	2,231,768	Sell	07/12/13	341,000	332,717	8,283
Barclays Bank PLC	South African Rand	2,727,360	Sell	08/23/13	271,000	273,761	(2,761)
Barclays Bank PLC	EU Euro	290,288	Sell	07/12/13	378,000	377,867	133
Barclays Bank PLC	British Pound	713,619	Sell	07/12/13	1,087,000	1,085,308	1,692
Citigroup, Inc.	EU Euro	931,576	Sell	07/12/13	1,211,649	1,212,631	(982)
Citigroup, Inc.	Norwegian Krone	603,526	Sell	07/12/13	99,000	99,322	(322)
Citigroup, Inc.	Swedish Krona	1,041,785	Sell	07/12/13	155,000	155,311	(311)
Citigroup, Inc.	Norwegian Krone	1,001,732	Sell	07/12/13	164,000	164,854	(854)
Citigroup, Inc.	Japanese Yen	19,149,298	Sell	07/12/13	196,000	193,084	2,916
Citigroup, Inc.	EU Euro	170,327	Sell	07/12/13	223,000	221,715	1,285
Citigroup, Inc.	EU Euro	400,073	Sell	07/12/13	524,000	520,774	3,226
Citigroup, Inc.	Norwegian Krone	2,415,900	Sell	07/12/13	392,000	397,582	(5,582)
Citigroup, Inc.	New Zealand Dollar	213,200	Sell	07/12/13	165,000	165,097	(97)
Citigroup, Inc.	Japanese Yen	16,110,287	Sell	07/12/13	165,000	162,441	2,559
Citigroup, Inc.	EU Euro	460,433	Sell	07/12/13	605,000	599,345	5,655
Citigroup, Inc.	British Pound	114,730	Sell	07/12/13	177,000	174,487	2,513
Citigroup, Inc.	Canadian Dollar	440,292	Sell	07/12/13	421,000	418,546	2,454
Citigroup, Inc.	British Pound	65,919	Sell	07/12/13	102,000	100,253	1,747
Citigroup, Inc.	British Pound	178,734	Sell	07/12/13	277,000	271,828	5,172
Citigroup, Inc.	Australian Dollar	605,495	Sell	07/12/13	572,000	553,336	18,664
Citigroup, Inc.	Swedish Krona	763	Sell	07/12/13	118	113	5
Citigroup, Inc.	British Pound	157,831	Sell	07/12/13	247,000	240,037	6,963
Citigroup, Inc.	EU Euro	258,000	Sell	07/12/13	346,000	335,838	10,162
Citigroup, Inc.	Japanese Yen	56,892,540	Sell	07/12/13	600,000	573,651	26,349
Citigroup, Inc.	New Zealand Dollar	165,340	Sell	07/12/13	133,000	128,036	4,964
Citigroup, Inc.	Australian Dollar	266,906	Sell	07/12/13	253,000	243,914	9,086
Citigroup, Inc.	British Pound	146,815	Sell	07/12/13	230,000	223,284	6,716
Citigroup, Inc.	Australian Dollar	458,389	Sell	07/12/13	433,000	418,902	14,098
Citigroup, Inc.	Brazilian Real	581,431	Sell	07/12/13	271,000	259,967	11,033
Citigroup, Inc.	Swiss Franc	328,308	Sell	07/12/13	353,000	347,609	5,391
Deutsche Bank AG	British Pound	355,283	Sell	07/12/13	554,000	540,333	13,667
Citigroup, Inc.	Brazilian Real	572,623	Sell	07/12/13	271,000	256,029	14,971
Citigroup, Inc.	Norwegian Krone	1,660,684	Sell	07/12/13	285,000	273,297	11,703
Citigroup, Inc.	Swedish Krona	2,497,099	Sell	07/12/13	380,000	372,273	7,727
Citigroup, Inc.	Canadian Dollar	710,607	Sell	07/12/13	686,000	675,510	10,490
Citigroup, Inc.	Norwegian Krone	5,650,811	Sell	07/12/13	971,000	929,947	41,053
Citigroup, Inc.	Philippine Peso	11,315,700	Sell	07/12/13	270,000	261,900	8,100
Citigroup, Inc.	Japanese Yen	17,138,057	Sell	07/12/13	170,000	172,804	(2,804)
Citigroup, Inc.	Canadian Dollar	308,872	Sell	07/12/13	298,000	293,617	4,383
Citigroup, Inc.	EU Euro	490,407	Sell	07/12/13	636,000	638,362	(2,362)
Citigroup, Inc.	EU Euro	199,813	Sell	07/12/13	259,000	260,096	(1,096)
Citigroup, Inc.	Canadian Dollar	788,674	Sell	07/12/13	761,000	749,721	11,279
Citigroup, Inc.	Japanese Yen	5,559,263	Sell	07/12/13	55,000	56,054	(1,054)
Citigroup, Inc.	Swedish Krona	2,298,485	Sell	07/12/13	345,000	342,663	2,337
Citigroup, Inc.	EU Euro	405,316	Sell	07/12/13	524,000	527,600	(3,600)
Citigroup, Inc.	British Pound	457,733	Sell	07/12/13	688,462	696,144	(7,682)
Citigroup, Inc.	Canadian Dollar	711,339	Sell	07/12/13	684,000	676,206	7,794
Citigroup, Inc.	Australian Dollar	142,183	Sell	07/12/13	137,000	129,935	7,065
Citigroup, Inc.	Norwegian Krone	2,208,108	Sell	07/12/13	378,000	363,386	14,614
Citigroup, Inc.	Canadian Dollar	723,041	Sell	07/12/13	701,000	687,330	13,670
Citigroup, Inc.	New Zealand Dollar	70,116	Sell	07/12/13	57,000	54,296	2,704

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
ING BALANCED PORTFOLIO  AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Citigroup, Inc.	EU Euro	164,301	Sell	07/12/13	$211,000	$213,870	$(2,870)
Citigroup, Inc.	New Zealand Dollar	380,816	Sell	07/12/13	310,000	294,896	15,104
Citigroup, Inc.	Norwegian Krone	309,934	Sell	07/12/13	53,000	51,005	1,995
Citigroup, Inc.	New Zealand Dollar	144,254	Sell	07/12/13	116,000	111,707	4,293
Citigroup, Inc.	Canadian Dollar	574,409	Sell	07/12/13	558,000	546,039	11,961
Citigroup, Inc.	Swedish Krona	1,314,725	Sell	07/12/13	196,000	196,002	(2)
Citigroup, Inc.	Canadian Dollar	494,969	Sell	07/12/13	486,000	470,522	15,478
Citigroup, Inc.	Czech Koruna	1,447,243	Sell	08/23/13	73,000	72,433	567
Citigroup, Inc.	Russian Ruble	1,379,765	Sell	08/23/13	41,542	41,590	(48)
Citigroup, Inc.	Brazilian Real	1,078,792	Sell	07/12/13	533,000	482,345	50,655
Citigroup, Inc.	Hong Kong Sar Dollar	1,946,418	Sell	08/23/13	251,000	251,006	(6)
Citigroup, Inc.	South Korean Won	381,176,400	Sell	08/23/13	330,000	332,884	(2,884)
Citigroup, Inc.	Polish Zloty	775,982	Sell	08/23/13	235,000	232,752	2,248
Citigroup, Inc.	Indian Rupee	12,115,536	Sell	08/23/13	201,000	201,955	(955)
Citigroup, Inc.	New Zealand Dollar	327,549	Sell	07/12/13	271,000	253,647	17,353
Citigroup, Inc.	Mexican Peso	2,603,379	Sell	08/23/13	194,000	199,950	(5,950)
Citigroup, Inc.	Mexican Peso	3,038,686	Sell	08/23/13	227,000	233,384	(6,384)
Citigroup, Inc.	Mexican Peso	3,580,270	Sell	08/23/13	267,000	274,980	(7,980)
Citigroup, Inc.	Mexican Peso	3,572,102	Sell	08/23/13	267,000	274,352	(7,352)
Citigroup, Inc.	Norwegian Krone	616,786	Sell	07/12/13	107,000	101,504	5,496
Citigroup, Inc.	British Pound	151,838	Sell	07/12/13	236,000	230,923	5,077
Citigroup, Inc.	British Pound	346,116	Sell	07/12/13	539,000	526,391	12,609
Citigroup, Inc.	EU Euro	208,442	Sell	07/12/13	274,391	271,329	3,062
Citigroup, Inc.	Japanese Yen	106,136,734	Sell	07/12/13	1,069,000	1,070,183	(1,183)
Citigroup, Inc.	Mexican Peso	3,470,698	Sell	08/23/13	269,000	266,564	2,436
Citigroup, Inc.	Mexican Peso	3,470,725	Sell	08/23/13	269,000	266,566	2,434
Citigroup, Inc.	EU Euro	942,437	Sell	07/12/13	1,234,252	1,226,769	7,483
Citigroup, Inc.	Mexican Peso	3,495,782	Sell	08/23/13	271,000	268,491	2,509
Citigroup, Inc.	Mexican Peso	3,495,023	Sell	08/23/13	271,000	268,432	2,568
Citigroup, Inc.	Indonesian Rupiah	4,168,680,000	Sell	08/23/13	398,840	417,422	(18,582)
Citigroup, Inc.	Norwegian Krone	246,404	Sell	07/12/13	42,000	40,550	1,450
Citigroup, Inc.	Canadian Dollar	152,194	Sell	07/12/13	149,000	144,677	4,323
Citigroup, Inc.	British Pound	131,777	Sell	07/12/13	201,000	200,414	586
Citigroup, Inc.	Turkish Lira	515,326	Sell	08/23/13	271,000	264,944	6,056
Citigroup, Inc.	Malaysian Ringgit	839,152	Sell	08/23/13	271,000	264,653	6,347
Citigroup, Inc.	Mexican Peso	3,463,697	Sell	08/23/13	270,000	266,026	3,974
Citigroup, Inc.	Polish Zloty	115,584	Sell	08/23/13	35,427	34,669	758
Citigroup, Inc.	British Pound	144,184	Sell	07/12/13	220,000	219,283	717
Citigroup, Inc.	Singapore Dollar	339,992	Sell	08/23/13	272,000	268,262	3,738
Citigroup, Inc.	Polish Zloty	893,337	Sell	08/23/13	272,000	267,952	4,048
Citigroup, Inc.	South African Rand	1,666,245	Sell	08/23/13	167,801	167,251	550
Citigroup, Inc.	Canadian Dollar	707,448	Sell	07/12/13	688,000	672,507	15,493
Citigroup, Inc.	British Pound	305,674	Sell	07/12/13	467,000	464,885	2,115
Citigroup, Inc.	Japanese Yen	67,011,461	Sell	07/12/13	684,195	675,680	8,515
Citigroup, Inc.	EU Euro	278,770	Sell	07/12/13	366,000	362,875	3,125
Citigroup, Inc.	Canadian Dollar	678,613	Sell	07/12/13	659,000	645,096	13,904
Citigroup, Inc.	Norwegian Krone	1,118,540	Sell	07/12/13	192,000	184,077	7,923
Citigroup, Inc.	Australian Dollar	543,035	Sell	07/12/13	560,000	496,256	63,744
Citigroup, Inc.	Canadian Dollar	687,787	Sell	07/12/13	672,000	653,817	18,183
Citigroup, Inc.	Swedish Krona	2,572,764	Sell	07/12/13	402,000	383,553	18,447
Citigroup, Inc.	Hungarian Forint	60,414,606	Sell	09/20/13	262,000	264,474	(2,474)
Citigroup, Inc.	New Zealand Dollar	397,379	Sell	07/12/13	339,000	307,722	31,278
Citigroup, Inc.	Japanese Yen	53,675,578	Sell	07/12/13	547,000	541,214	5,786
Citigroup, Inc.	Hungarian Forint	66,797,508	Sell	09/20/13	291,000	292,416	(1,416)
Citigroup, Inc.	British Pound	281,490	Sell	07/12/13	433,000	428,105	4,895
Citigroup, Inc.	Colombian Peso	988,598,400	Sell	07/12/13	536,000	513,888	22,112
Citigroup, Inc.	Hungarian Forint	2,939,999	Sell	09/20/13	13,028	12,870	158
Citigroup, Inc.	Colombian Peso	8,796,840	Sell	07/12/13	4,767	4,573	194
Deutsche Bank AG	Philippine Peso	75,721	Sell	07/12/13	1,857	1,753	104
Citigroup, Inc.	Colombian Peso	418,100,000	Sell	07/12/13	226,000	217,335	8,665
Citigroup, Inc.	Philippine Peso	8,859,025	Sell	07/12/13	217,000	205,041	11,959
Credit Suisse Group AG	British Pound	661,457	Sell	07/12/13	1,020,000	1,005,978	14,022
Credit Suisse Group AG	British Pound	178,735	Sell	07/12/13	277,000	271,829	5,171
Credit Suisse Group AG	Swiss Franc	15,341	Sell	07/12/13	16,000	16,243	(243)
HSBC	Norwegian Krone	808,409	Sell	07/12/13	137,000	133,039	3,961
Credit Suisse Group AG	Swedish Krona	3,854,507	Sell	07/12/13	578,804	574,638	4,166
Credit Suisse Group AG	Japanese Yen	56,044,844	Sell	07/12/13	573,000	565,104	7,896
Deutsche Bank AG	Chinese Offshore Yuan	1,341,261	Sell	01/14/14	212,780	215,502	(2,722)
Deutsche Bank AG	Chinese Offshore Yuan	3,280,737	Sell	01/14/14	526,206	527,122	(916)
Deutsche Bank AG	Australian Dollar	317,367	Sell	07/12/13	294,000	290,028	3,972
Deutsche Bank AG	Canadian Dollar	271,222	Sell	07/12/13	258,000	257,826	174

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
ING BALANCED PORTFOLIO  AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Deutsche Bank AG	EU Euro	448,419	Sell	07/12/13	$593,000	$583,707	$9,293
Deutsche Bank AG	Brazilian Real	70	Sell	07/12/13	32	31	1
Deutsche Bank AG	Brazilian Real	226,275	Sell	07/12/13	105,000	101,171	3,829
Deutsche Bank AG	Brazilian Real	273,685	Sell	07/12/13	127,000	122,369	4,631
Deutsche Bank AG	Canadian Dollar	380,416	Sell	07/12/13	374,000	361,627	12,373
Deutsche Bank AG	EU Euro	408,345	Sell	07/12/13	542,000	531,542	10,458
Barclays Bank PLC	EU Euro	408,863	Sell	07/12/13	542,000	532,216	9,784
Deutsche Bank AG	Australian Dollar	290,341	Sell	07/12/13	273,000	265,331	7,669
Deutsche Bank AG	EU Euro	680,427	Sell	07/12/13	899,000	885,711	13,289
Deutsche Bank AG	Brazilian Real	572,894	Sell	07/12/13	271,000	256,150	14,850
Deutsche Bank AG	New Zealand Dollar	269,517	Sell	07/12/13	215,000	208,708	6,292
Deutsche Bank AG	Australian Dollar	459,106	Sell	07/12/13	441,000	419,557	21,443
Deutsche Bank AG	Brazilian Real	202,996	Sell	07/12/13	95,000	90,763	4,237
Deutsche Bank AG	Colombian Peso	176,190,120	Sell	07/12/13	92,000	91,586	414
Deutsche Bank AG	Philippine Peso	27,070,050	Sell	07/12/13	635,000	626,532	8,468
Deutsche Bank AG	Australian Dollar	238,381	Sell	07/12/13	229,000	217,846	11,154
Deutsche Bank AG	Swiss Franc	1,057,754	Sell	07/12/13	1,088,000	1,119,940	(31,940)
Deutsche Bank AG	New Zealand Dollar	125,638	Sell	07/12/13	101,000	97,291	3,709
Deutsche Bank AG	EU Euro	841,695	Sell	07/12/13	1,081,000	1,095,634	(14,634)
Deutsche Bank AG	New Zealand Dollar	639,325	Sell	07/12/13	520,000	495,079	24,921
Deutsche Bank AG	Swedish Krona	2,574,120	Sell	07/12/13	385,000	383,755	1,245
Deutsche Bank AG	Australian Dollar	461,652	Sell	07/12/13	454,000	421,884	32,116
Deutsche Bank AG	Swedish Krona	2,262,614	Sell	07/12/13	339,000	337,315	1,685
Deutsche Bank AG	Swiss Franc	262,371	Sell	07/12/13	272,000	277,796	(5,796)
Deutsche Bank AG	Malaysian Ringgit	1,301,520	Sell	08/23/13	408,000	410,476	(2,476)
Deutsche Bank AG	Japanese Yen	34,952,901	Sell	07/12/13	343,000	352,432	(9,432)
Deutsche Bank AG	Japanese Yen	36,234,072	Sell	07/12/13	357,000	365,350	(8,350)
Deutsche Bank AG	Australian Dollar	443,330	Sell	07/12/13	447,000	405,140	41,860
Deutsche Bank AG	Mexican Peso	3,576,870	Sell	08/23/13	267,000	274,718	(7,718)
Deutsche Bank AG	Japanese Yen	19,378,050	Sell	07/12/13	196,000	195,390	610
Deutsche Bank AG	EU Euro	670,299	Sell	07/12/13	882,703	872,528	10,175
Deutsche Bank AG	Japanese Yen	17,614,132	Sell	07/12/13	178,000	177,604	396
Deutsche Bank AG	Israeli New Shekel	306,231	Sell	08/23/13	85,003	84,086	917
Deutsche Bank AG	Japanese Yen	15,161,183	Sell	07/12/13	153,000	152,871	129
Deutsche Bank AG	Colombian Peso	971,261,000	Sell	07/12/13	527,000	504,876	22,124
Deutsche Bank AG	EU Euro	122,678	Sell	07/12/13	162,000	159,690	2,310
Deutsche Bank AG	Norwegian Krone	1,613,717	Sell	07/12/13	279,000	265,567	13,433
Deutsche Bank AG	Australian Dollar	181,890	Sell	07/12/13	186,000	166,222	19,778
Deutsche Bank AG	South African Rand	2,730,694	Sell	08/23/13	271,000	274,096	(3,096)
Deutsche Bank AG	South African Rand	2,506,354	Sell	08/23/13	247,000	251,578	(4,578)
Deutsche Bank AG	South African Rand	11,529,815	Sell	08/23/13	1,128,274	1,157,316	(29,042)
Deutsche Bank AG	Australian Dollar	153,312	Sell	07/12/13	158,000	140,106	17,894
Deutsche Bank AG	South African Rand	8,192,119	Sell	08/23/13	801,657	822,292	(20,635)
Deutsche Bank AG	Malaysian Ringgit	245,724	Sell	08/23/13	77,936	77,497	439
Deutsche Bank AG	Mexican Peso	3,310,124	Sell	08/23/13	256,798	254,231	2,567
Deutsche Bank AG	Mexican Peso	4,409,000	Sell	08/23/13	342,048	338,629	3,419
Deutsche Bank AG	British Pound	359,121	Sell	07/12/13	551,000	546,170	4,830
Deutsche Bank AG	EU Euro	806,668	Sell	07/12/13	1,050,000	1,050,040	(40)
Deutsche Bank AG	Polish Zloty	885,315	Sell	08/23/13	271,000	265,546	5,454
Deutsche Bank AG	Turkish Lira	515,163	Sell	08/23/13	271,000	264,860	6,140
Deutsche Bank AG	Mexican Peso	3,463,535	Sell	08/23/13	270,000	266,014	3,986
Deutsche Bank AG	Hungarian Forint	66,795,674	Sell	09/20/13	291,000	292,408	(1,408)
Deutsche Bank AG	Philippine Peso	27,464,500	Sell	07/12/13	665,000	635,662	29,338
Deutsche Bank AG	Hungarian Forint	46,278,709	Sell	09/20/13	205,615	202,592	3,023
Deutsche Bank AG	Hungarian Forint	61,293,181	Sell	09/20/13	271,000	268,320	2,680
Deutsche Bank AG	Brazilian Real	7,009,266	Sell	07/12/13	3,434,231	3,133,951	300,280
Deutsche Bank AG	Brazilian Real	290,475	Sell	07/12/13	142,320	129,876	12,444
Deutsche Bank AG	Hungarian Forint	122,545,630	Sell	09/20/13	536,807	536,463	344
Deutsche Bank AG	Philippine Peso	11,349,350	Sell	07/12/13	278,000	262,679	15,321
Deutsche Bank AG	Philippine Peso	27,801,825	Sell	07/12/13	681,000	643,469	37,531
Deutsche Bank AG	Philippine Peso	6,421,120	Sell	07/12/13	158,000	148,616	9,384
Deutsche Bank AG	Colombian Peso	2,610,160	Sell	07/12/13	1,436	1,356	80
Deutsche Bank AG	Philippine Peso	16,946,880	Sell	07/12/13	417,000	392,233	24,767
Deutsche Bank AG	Chinese Yuan	3,111,565	Sell	08/09/13	494,960	505,237	(10,277)
Goldman Sachs & Co.	British Pound	172,494	Sell	07/12/13	262,000	262,338	(338)
Goldman Sachs & Co.	Australian Dollar	645,130	Sell	07/12/13	600,000	589,557	10,443
Goldman Sachs & Co.	British Pound	374,354	Sell	07/12/13	576,000	569,337	6,663
Goldman Sachs & Co.	Norwegian Krone	398,112	Sell	07/12/13	68,000	65,517	2,483
Goldman Sachs & Co.	Norwegian Krone	3,863,230	Sell	07/12/13	654,000	635,767	18,233
Goldman Sachs & Co.	Norwegian Krone	2,411,669	Sell	07/12/13	413,000	396,885	16,115
Goldman Sachs & Co.	Norwegian Krone	1,885,488	Sell	07/12/13	325,000	310,292	14,708

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
ING BALANCED PORTFOLIO  AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Goldman Sachs & Co.	Swedish Krona	1,346,634	Sell	07/12/13	$202,000	$200,759	$1,241
Goldman Sachs & Co.	British Pound	526,809	Sell	07/12/13	806,000	801,199	4,801
Goldman Sachs & Co.	Swedish Krona	1,324,518	Sell	07/12/13	199,000	197,462	1,538
Goldman Sachs & Co.	British Pound	229,605	Sell	07/12/13	350,000	349,194	806
Goldman Sachs & Co.	British Pound	193,464	Sell	07/12/13	294,000	294,230	(230)
Goldman Sachs & Co.	Norwegian Krone	1,271,704	Sell	07/12/13	217,000	209,283	7,717
Goldman Sachs & Co.	Australian Dollar	582,079	Sell	07/12/13	574,000	531,938	42,062
Goldman Sachs & Co.	Norwegian Krone	2,231,190	Sell	07/12/13	382,000	367,184	14,816
Goldman Sachs & Co.	Norwegian Krone	2,197,500	Sell	07/12/13	378,000	361,640	16,360
Goldman Sachs & Co.	Norwegian Krone	2,653,052	Sell	07/12/13	457,000	436,609	20,391
Goldman Sachs & Co.	South African Rand	2,732,667	Sell	08/23/13	271,000	274,294	(3,294)
Goldman Sachs & Co.	EU Euro	388,528	Sell	07/12/13	509,000	505,747	3,253
Goldman Sachs & Co.	Canadian Dollar	177,295	Sell	07/12/13	174,000	168,538	5,462
Goldman Sachs & Co.	British Pound	359,117	Sell	07/12/13	551,000	546,163	4,837
Goldman Sachs & Co.	South African Rand	2,340,939	Sell	08/23/13	232,000	234,974	(2,974)
Goldman Sachs & Co.	Polish Zloty	893,634	Sell	08/23/13	272,000	268,042	3,958
Goldman Sachs & Co.	British Pound	534,583	Sell	07/12/13	814,000	813,022	978
Goldman Sachs & Co.	Norwegian Krone	1,286,250	Sell	07/12/13	224,000	211,677	12,323
HSBC	British Pound	186,522	Sell	07/12/13	292,000	283,672	8,328
HSBC	Brazilian Real	368,839	Sell	07/12/13	179,000	164,914	14,086
HSBC	Philippine Peso	21,945,385	Sell	07/12/13	539,000	507,923	31,077
JPMorgan Chase & Co.	British Pound	172,257	Sell	07/12/13	262,000	261,978	22
JPMorgan Chase & Co.	Brazilian Real	1,254,816	Sell	07/12/13	569,000	561,047	7,953
JPMorgan Chase & Co.	Colombian Peso	263,092,000	Sell	07/12/13	136,000	136,759	(759)
JPMorgan Chase & Co.	Taiwan New Dollar	4,567,144	Sell	07/12/13	152,000	152,397	(397)
JPMorgan Chase & Co.	Philippine Peso	11,315,700	Sell	07/12/13	270,000	261,900	8,100
JPMorgan Chase & Co.	EU Euro	68,680	Sell	07/12/13	88,718	89,400	(682)
JPMorgan Chase & Co.	Chinese Yuan	2,240,547	Sell	08/09/13	361,000	363,806	(2,806)
JPMorgan Chase & Co.	Singapore Dollar	252,017	Sell	08/23/13	199,000	198,847	153
JPMorgan Chase & Co.	Peruvian Nuevo Sol	215,677	Sell	08/23/13	77,000	77,164	(164)
JPMorgan Chase & Co.	Romanian New Leu	233,314	Sell	08/23/13	68,000	67,615	385
JPMorgan Chase & Co.	Mexican Peso	2,764,835	Sell	08/23/13	209,000	212,351	(3,351)
JPMorgan Chase & Co.	British Pound	330,556	Sell	07/12/13	515,000	502,727	12,273
JPMorgan Chase & Co.	Mexican Peso	3,470,235	Sell	08/23/13	269,000	266,528	2,472
JPMorgan Chase & Co.	British Pound	418,518	Sell	07/12/13	648,000	636,504	11,496
JPMorgan Chase & Co.	Russian Ruble	56,594,960	Sell	08/23/13	1,732,508	1,705,916	26,592
JPMorgan Chase & Co.	Australian Dollar	544,249	Sell	07/12/13	556,000	497,366	58,634
JPMorgan Chase & Co.	New Zealand Dollar	820,799	Sell	07/12/13	694,000	635,609	58,391
HSBC	Russian Ruble	83,224,460	Sell	08/23/13	2,547,701	2,508,597	39,104
JPMorgan Chase & Co.	Norwegian Krone	3,199,862	Sell	07/12/13	544,000	526,597	17,403
JPMorgan Chase & Co.	Swedish Krona	3,553,269	Sell	07/12/13	545,000	529,729	15,271
JPMorgan Chase & Co.	Australian Dollar	530,113	Sell	07/12/13	544,000	484,448	59,552
JPMorgan Chase & Co.	Australian Dollar	531,723	Sell	07/12/13	546,000	485,919	60,081
JPMorgan Chase & Co.	Norwegian Krone	5,586,060	Sell	07/12/13	970,000	919,291	50,709
JPMorgan Chase & Co.	British Pound	416,936	Sell	07/12/13	640,000	634,097	5,903
JPMorgan Chase & Co.	Australian Dollar	251,043	Sell	07/12/13	263,000	229,418	33,582
JPMorgan Chase & Co.	New Zealand Dollar	4,695	Sell	07/12/13	4,000	3,636	364
JPMorgan Chase & Co.	Brazilian Real	581,431	Sell	07/12/13	271,000	259,967	11,033
UBS Warburg LLC	British Pound	142,630	Sell	07/12/13	223,000	216,918	6,082
UBS Warburg LLC	New Zealand Dollar	253,954	Sell	07/12/13	213,000	196,656	16,344
UBS Warburg LLC	New Zealand Dollar	842,893	Sell	07/12/13	709,000	652,718	56,282
UBS Warburg LLC	New Zealand Dollar	1,285,743	Sell	07/12/13	1,094,000	995,651	98,349
UBS Warburg LLC	Swedish Krona	1,040,430	Sell	07/12/13	163,000	155,109	7,891
UBS Warburg LLC	EU Euro	1,471,042	Sell	07/12/13	1,930,000	1,914,854	15,146
							$2,436,386

ING Balanced Portfolio Open Futures Contracts on June 30, 2013:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
30-year German Government Bond	3	09/06/13	$501,939	$(10,595)
Australia 10-Year Bond	2	09/16/13	216,548	(5,367)
Australia 3-Year Bond	5	09/16/13	499,378	(2,938)
Canada 10-Year Bond	9	09/19/13	1,124,551	(29,257)
Euro-Bobl 5-Year	23	09/06/13	3,748,210	(32,176)
Euro-Schatz	49	09/06/13	7,038,496	5,511
Japan 10-Year Bond (TSE)	3	09/10/13	4,316,394	(8,279)
Long Gilt	18	09/26/13	3,063,515	(109,106)

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
ING BALANCED PORTFOLIO  AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
Mini MSCI Emerging Markets Index	34	09/20/13	$1,587,290	$(5,614)
S&P 500 E-Mini	76	09/20/13	6,077,340	(30,691)
Short Gilt	5	09/26/13	796,374	1,635
U.S. Treasury 2-Year Note	63	09/30/13	13,860,000	(11,217)
U.S. Treasury 5-Year Note	85	09/30/13	10,288,985	(43,014)
U.S. Treasury Long Bond	64	09/19/13	8,694,000	(305,079)
			$61,813,020	$(586,187)
Short Contracts
Euro-Bund	(7)	09/06/13	$(1,289,459)	$19,912
Medium Gilt	(11)	09/26/13	(1,861,273)	32,061
U.S. Treasury 10-Year Note	(135)	09/19/13	(17,085,937)	203,681
U.S. Treasury Ultra Long Bond	(21)	09/19/13	(3,093,562)	109,478
			$(23,330,231)	$365,132

ING Balanced Portfolio Over-the-Counter Credit Default Swap Agreements Outstanding on June 30, 2013:

Credit Default Swaps on Credit Indices — Buy Protection(1)

Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Fixed Rate (%)	Termination Date	Notional Amount(2)		Fair Value(3)	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	CDX.EM.19 Index	Buy	(5.000)	06/20/18	USD	2,306,000	$(183,866)	$(251,846)	$67,980
							$(183,866)	$(251,846)	$67,980

Credit Default Swaps on Corporate and Sovereign Issues — Buy Protection(1)

Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Fixed Rate (%)	Termination Date	Notional Amount(2)		Fair Value(3)	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Citigroup, Inc.	Citigroup, Inc.	Buy	(5.000)	06/20/18	USD	2,631,000	$(209,780)	$(288,630)	$78,850
Deutsche Bank AG	Republic of Turkey	Buy	(1.000)	06/20/18	USD	215,000	8,606	4,148	4,458
							$(201,174)	$(284,482)	$83,308

(1)  If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)  The maximum amount of future payments (undiscounted) that a Portfolio as seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.

(3)  The fair values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing fair values, in absolute terms, when compared to the notional amount of the agreement, represent a deterioration of the referenced obligation's credit soundness and a greater likelihood or risk of default or other credit event occurring.

ING Balanced Portfolio Centrally Cleared Interest Rate Swap Agreements Outstanding on June 30, 2013:

	Termination Date	Notional Amount		Fair Value	Unrealized Appreciation/ (Depreciation)
Receive a fixed rate equal to 3.345% and pay a floating rate based on 6-month AUD-BBR-BBSW	06/25/15	AUD	16,085,000	$49,510	$49,510
Receive a fixed rate equal to 3.180% and pay a floating rate based on 6-month AUD-BBR-BBSW	06/26/15	AUD	12,295,000	19,894	19,894
Receive a floating rate based on 6-month GBP-LIBOR-BBA and pay a fixed rate equal to 0.779%	06/12/15	GBP	2,150,000	1,303	1,303
				$70,707	$70,707
See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
ING BALANCED PORTFOLIO  AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

ING Balanced Portfolio Over-the-Counter Interest Rate Swap Agreements Outstanding on June 30, 2013:

	Termination Date	Notional Amount		Fair Value	Upfront Payments Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Receive a fixed rate equal to 8.860% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Counterparty: Deutsche Bank AG	01/02/17	BRL	1,000,000	$(19,060)	$—	$(19,060)
Receive a fixed rate equal to 9.705% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: HSBC	01/02/17	BRL	5,000,000	(57,693)	—	(57,693)
Receive a floating rate based on the 3-month CAD-BA-CDOR and pay a fixed rate equal to 1.505% Counterparty: Citigroup, Inc.	06/12/15	CAD	3,460,000	2,826	—	2,826
Receive a fixed rate equal to 5.285% and pay a floating rate based on the 28-day MXN TIIE-BANXICO Counterparty: Deutsche Bank AG	05/02/23	MXN	4,925,000	(40,923)	—	(40,923)
Receive a fixed rate equal to 5.290% and pay a floating rate based on the 28-day MXN TIIE-BANXICO Counterparty: HSBC	05/02/23	MXN	8,200,000	(67,878)	—	(67,878)
Receive a fixed rate equal to 5.280% and pay a floating rate based on the 28-day MXN TIIE-BANXICO Counterparty: HSBC	05/03/23	MXN	8,200,000	(68,474)	—	(68,474)
Receive a fixed rate equal to 3.015% and pay a floating rate based on 3-month NZD-BBR-FRA Counterparty: Citigroup, Inc.	06/14/15	NZD	8,660,000	(17,384)	—	(17,384)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 3.571% Counterparty: Citigroup, Inc.	06/08/45	USD	807,000	27,836	—	27,836
Receive a fixed rate equal to 2.333% and pay a floating rate based on 3-month USD-LIBOR Counterparty: Citigroup, Inc.	06/08/20	USD	3,227,000	(68,696)	—	(68,696)
				$(309,446)	$—	$(309,446)

ING Balanced Portfolio Written OTC Options on June 30, 2013:

Notional Amount	Counterparty	Description	Exercise Price		Expiration Date	Premiums Received	Fair Value
Options on Currencies
5,300,000	Barclays Bank PLC	EUR Put vs. USD Call Currency Option	1.220	USD	09/09/13	$42,400	$(11,556)
					Total Written OTC Options	$42,400	$(11,556)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2013 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Foreign exchange contracts	Investments in securities at value*	$50,911
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	3,003,085
Credit contracts	Upfront payments paid on swap agreements	4,148
Credit contracts	Unrealized appreciation on swap agreements	151,288
Interest rate contracts	Unrealized appreciation on swap agreements	30,662
Interest rate contracts	Net Assets — Unrealized appreciation**	372,278
Interest rate contracts	Net Assets — Unrealized appreciation***	70,707
Total Asset Derivatives		$3,683,079
Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$3,423,390
Credit contracts	Upfront payments received on swap agreements	540,476
Interest rate contracts	Unrealized depreciation on swap agreements	340,108
Equity contracts	Net Assets — Unrealized depreciation**	36,305
Interest rate contracts	Net Assets — Unrealized depreciation**	557,028
Foreign exchange contracts	Written options, at fair value	11,556
Total Liability Derivatives		$4,908,863

*  Includes purchased options.

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
ING BALANCED PORTFOLIO  AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

**  Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Summary Portfolio of Investments.

***  Includes cumulative appreciation/depreciation of centrally cleared swaps as reported in the table following the Summary Portfolio of Investments.

The effect of derivative instruments on the Portfolio's Statement of Operations for the period ended June 30, 2013 was as follows:

	Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Investments*	Foreign currency related transactions**	Futures	Swaps	Written options	Total
Credit contracts	$—	$—	$—	$(71,088)	$—	$(71,088)
Equity contracts	—	—	860,507	—	—	860,507
Foreign exchange contracts	(66,772)	(678,618)	—	—	49,949	(695,441)
Interest rate contracts	(85,476)	—	96,123	(1,214,497)	—	(1,203,850)
Total	$(152,248)	$(678,618)	$956,630	$(1,285,585)	$49,949	$(1,109,872)
	Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Investments*	Foreign currency related transactions**	Futures	Swaps	Written options	Total
Credit contracts	$—	$—	$—	$420,283	$—	$420,283
Equity contracts	—	—	(182,980)	—	—	(182,980)
Foreign exchange contracts	22,225	(336,137)	—	—	(25,810)	(339,722)
Interest rate contracts	77,596	—	(299,608)	1,171,750	—	949,738
Total	$99,821	$(336,137)	$(482,588)	$1,592,033	$(25,810)	$847,319

*  Amounts recognized for purchased options are included in net realized gain (loss) on investments and net change in unrealized appreciation or depreciation on investments.

**  Amounts recognized for forward foreign currency contracts are included in net realized gain (loss) on foreign currency related transactions and net change in unrealized appreciation or depreciation on foreign currency related transactions.

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at June 30, 2013:

	Barclays Bank PLC	Citigroup, Inc.	Credit Suisse Group AG	Deutsche Bank AG	Goldman Sachs & Co.	HSBC	JPMorgan Chase & Co.	UBS Warburg LLC	Totals
Assets:
Purchased options	$50,911	$—	$—	$—	$—	$—	$—	$—	$50,911
Credit default swap agreements	—	78,850	—	76,586	—	—	—	—	155,436
Interest rate swap agreements	—	30,662	—	—	—	—	—	—	30,662
Forward foreign currency contracts	242,737	802,403	53,996	899,484	227,847	102,370	473,260	200,988	3,003,085
Total Assets	$293,648	$911,915	$53,996	$976,070	$227,847	$102,370	$473,260	$200,988	$3,240,094
Liabilities:
Forward foreign currency contracts	$681,334	$1,372,527	$119,113	$678,028	$224,670	$308,799	$—	$38,919	$3,423,390
Credit default swap agreements	—	288,630	—	251,846	—	—	—	—	540,476
Interest rate swap agreements	—	86,080	—	59,983	—	194,045	—	—	340,108
Written options	11,556	—	—	—	—	—	—	—	11,556
Total Liabilities	$692,890	$1,747,237	$119,113	$989,857	$224,670	$502,844	$—	$38,919	$4,315,530
Net OTC derivative instruments by counterparty, at fair value	$(399,242)	$(835,322)	$(65,117)	$(13,787)	$3,177	$(400,474)	$473,260	$162,069	$(1,075,436)
Total collateral pledged by Portfolio/(Received from counterparty)	$—	$—	$—	$—	$—	$—	$—	$—	$—
Net Exposure(1)	$(399,242)	$(835,322)	$(65,117)	$(13,787)	$3,177	$(400,474)	$473,260	$162,069	$(1,075,436)

(1)  Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
ING GROWTH AND INCOME PORTFOLIO  AS OF JUNE 30, 2013 (UNAUDITED)

Sector Diversification
as of June 30, 2013
(as a percentage of net assets)

Information Technology	17.1%
Financials	15.7%
Health Care	12.3%
Consumer Discretionary	11.2%
Consumer Staples	11.1%
Industrials	10.7%
Energy	10.6%
Materials	3.1%
Utilities	3.0%
Telecommunication Services	2.4%
Assets in Excess of Other Liabilities*	2.8%
Net Assets	100.0%

* Includes short-term investments.

Portfolio holdings are subject to change daily.

Shares			Value	Percentage of Net Assets
COMMON STOCK: 97.2%
		Consumer Discretionary: 11.2%
2,512,139		Comcast Corp. - Class A	$105,208,381	2.5
1,109,458	@	Delphi Automotive PLC	56,238,426	1.3
1,083,906		GNC Holdings, Inc.	47,919,484	1.1
1,290,982		Macy's, Inc.	61,967,136	1.5
723,837	@	Michael Kors Holdings Ltd.	44,892,371	1.1
1,261,509		Starbucks Corp.	82,616,225	1.9
2,141,009		Other Securities	77,069,414	1.8
			475,911,437	11.2
		Consumer Staples: 11.1%
601,745		Costco Wholesale Corp.	66,534,945	1.6
1,187,611		Kraft Foods Group, Inc.	66,351,827	1.5
1,583,155		Mondelez International, Inc.	45,167,412	1.1
876,326		Philip Morris International, Inc.	75,907,358	1.8
1,062,256		Procter & Gamble Co.	81,783,089	1.9
2,657,615		Other Securities	137,324,580	3.2
			473,069,211	11.1
		Energy: 10.6%
499,302		Anadarko Petroleum Corp.	42,905,021	1.0
343,297		EOG Resources, Inc.	45,205,349	1.1
1,802,302		ExxonMobil Corp.	162,837,986	3.8
1,014,272		Halliburton Co.	42,315,428	1.0
611,897		Occidental Petroleum Corp.	54,599,569	1.3
545,912		Range Resources Corp.	42,209,916	1.0
1,250,469		Other Securities	61,229,520	1.4
			451,302,789	10.6
Shares			Value	Percentage of Net Assets
		Financials: 15.7%
972,615		Arthur J. Gallagher & Co.	$42,493,549	1.0
1,421,823		Citigroup, Inc.	68,204,849	1.6
2,978,123		Fifth Third Bancorp.	53,755,120	1.3
1,591,559	@	Invesco Ltd.	50,611,576	1.2
1,936,120		JPMorgan Chase & Co.	102,207,775	2.4
899,757		Prudential Financial, Inc.	65,709,254	1.5
5,873,829		Regions Financial Corp.	55,977,591	1.3
594,947		Travelers Cos., Inc.	47,548,164	1.1
2,618,564		Wells Fargo & Co.	108,068,136	2.5
1,793,310	@	XL Group PLC	54,373,159	1.3
963,143		Other Securities	20,283,792	0.5
			669,232,965	15.7
		Health Care: 12.3%
487,159	@	Actavis, Inc.	61,489,209	1.4
696,246		Amgen, Inc.	68,691,630	1.6
732,870	@	Covidien PLC	46,053,551	1.1
885,640	@	Express Scripts Holding Co.	54,635,132	1.3
1,596,488	@	Gilead Sciences, Inc.	81,756,150	1.9
1,155,582		HCA Holdings, Inc.	41,670,287	1.0
1,515,216		Johnson & Johnson	130,096,446	3.1
1,098,543		Other Securities	38,317,180	0.9
			522,709,585	12.3
		Industrials: 10.7%
706,111		Boeing Co.	72,334,011	1.7
700,082		Fluor Corp.	41,521,863	1.0
694,740		General Dynamics Corp.	54,418,984	1.3
351,219		Roper Industries, Inc.	43,628,424	1.0
278,216		TransDigm Group, Inc.	43,615,923	1.0
407,536		Union Pacific Corp.	62,874,654	1.5
3,458,536		Other Securities	137,005,475	3.2
			455,399,334	10.7

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
ING GROWTH AND INCOME PORTFOLIO  AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Shares			Value	Percentage of Net Assets
		Information Technology: 17.1%
372,879		Apple, Inc.	$147,689,914	3.5
747,615	@	Cognizant Technology Solutions Corp.	46,808,175	1.1
2,692,215		EMC Corp.	63,590,118	1.5
128,040	@	Google, Inc. - Class A	112,722,575	2.6
289,250		International Business Machines Corp.	55,278,567	1.3
2,247,725		Jabil Circuit, Inc.	45,808,636	1.1
1,110,605		Microchip Technology, Inc.	41,370,036	1.0
1,861,670	@	NetApp, Inc.	70,333,893	1.6
3,022,354		Oracle Corp.	92,846,715	2.2
2,131,368		Other Securities	50,452,670	1.2
			726,901,299	17.1
		Materials: 3.1%
786,655		Eastman Chemical Co.	55,073,717	1.3
1,158,872		EI Du Pont de Nemours & Co.	60,840,780	1.4
413,869		Other Securities	18,541,331	0.4
			134,455,828	3.1
		Telecommunication Services: 2.4%
1,383,309		Verizon Communications, Inc.	69,635,775	1.6
970,770		Other Securities	34,316,719	0.8
			103,952,494	2.4
		Utilities: 3.0%
2,677,484		Other Securities	128,335,764	3.0
		Total Common Stock (Cost $3,223,916,869)	4,141,270,706	97.2
Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: —%
		Energy: —%
10,000,000		Other Securities	$—	—
		Utilities: —%
20,000,000		Other Securities	—	—
		Total Corporate Bonds/Notes (Cost $—)	—	—
		Total Long-Term Investments (Cost $3,223,916,869)	4,141,270,706	97.2
Shares		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.1%
	Repurchase Agreement: 1.1%
44,700,000	Deutsche Bank Repurchase Agreement dated 06/28/13, 0.120%, due 07/01/13, $44,700,447 to be received upon repurchase (Collateralized by $45,580,819, US Treasury Note, 0.375%, Market Value plus accrued interest $45,594,001 due 06/15/15) (Cost $44,700,000)	$44,700,000	1.1
	Mutual Funds: 1.0%
43,979,186	BlackRock Liquidity Funds, TempFund, Institutional Class (Cost $43,979,186)	43,979,186	1.0
	Total Short-Term Investments (Cost $88,679,186)	88,679,186	2.1
	Total Investments in Securities (Cost $3,312,596,055)	$4,229,949,892	99.3
	Assets in Excess of Other Liabilities	28,682,888	0.7
	Net Assets	$4,258,632,780	100.0

  "Other Securities" represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2013.

  The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

†  Unless otherwise indicated, principal amount is shown in USD.

@  Non-income producing security

  Cost for federal income tax purposes is $3,347,142,013.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$954,299,714
Gross Unrealized Depreciation	(71,491,835)
Net Unrealized Appreciation	$882,807,879

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
ING GROWTH AND INCOME PORTFOLIO  AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 06/30/13
Asset Table
Investments, at fair value
Common Stock*	$4,141,270,706	$—	$—	$4,141,270,706
Corporate Bonds/Notes	—	—	—	—
Short-Term Investments	43,979,186	44,700,000	—	88,679,186
Total Investments, at fair value	$4,185,249,892	$44,700,000	$—	$4,229,949,892

^  See Note 2, "Significant Accounting Policies" in the Notes to Financial Statements for additional information.

*  For further breakdown of Common Stock by Industry type, please refer to the Summary Portfolio of Investments.

The effect of derivative instruments on the Portfolio's Statement of Operations for the period ended June 30, 2013 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(647,326)
Total	$(647,326)

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
ING INTERMEDIATE BOND PORTFOLIO  AS OF JUNE 30, 2013 (UNAUDITED)

Investment Type Allocation
as of June 30, 2013
(as a percentage of net assets)

U.S. Government Agency Obligations	31.0%
Corporate Bonds/Notes	24.9%
Collateralized Mortgage Obligations	17.2%
U.S. Treasury Obligations	14.9%
Affiliated Mutual Funds	11.6%
Asset-Backed Securities	9.4%
Foreign Government Bonds	1.6%
Preferred Stock	1.1%
Liabilities in Excess of Other Assets*	(11.7)%
Net Assets	100.0%

* Includes short-term investments.

Portfolio holdings are subject to change daily.

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 24.9%
		Consumer Discretionary: 1.8%
1,505,000	#	Carlson Wagonlit BV, 6.875%, 06/15/19	$1,527,575	0.1
1,500,000	#	COX Communications, Inc., 4.500%, 06/30/43	1,297,309	0.1
7,251,000		DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 2.400%-5.150%, 03/15/17-03/15/42	6,984,538	0.3
1,010,000	#	DISH DBS Corp., 4.250%, 04/01/18	994,850	0.0
1,961,000	#	Pearson Funding Five PLC, 3.250%, 05/08/23	1,810,348	0.1
2,370,000	#	Viacom, Inc., 4.375%, 03/15/43	2,020,181	0.1
2,875,000	#	XM Satellite Radio, Inc., 7.625%, 11/01/18	3,148,125	0.2
19,233,000		Other Securities	19,365,131	0.9
			37,148,057	1.8
		Consumer Staples: 0.4%
2,835,000	#	Hawk Acquisition Sub, Inc., 4.250%, 10/15/20	2,718,056	0.1
5,576,000		Other Securities	5,943,275	0.3
			8,661,331	0.4
		Energy: 3.2%
1,005,000	#	Chesapeake Oilfield Operating LLC/Chesapeake Oilfield Finance, Inc., 6.625%, 11/15/19	999,975	0.1
Principal Amount†			Value	Percentage of Net Assets
3,265,000		Energy Transfer Equity L.P., 7.500%, 10/15/20	$3,583,338	0.2
7,645,000		Energy Transfer Partners L.P., 4.650%-9.700%, 03/15/19-06/01/21	8,911,146	0.4
6,960,000		Phillips 66, 2.950%-4.300%, 05/01/17-04/01/22	7,191,590	0.4
7,080,000		Transocean, Inc., 2.500%-3.800%, 10/15/17-10/15/22	6,928,517	0.3
6,670,000		Weatherford International Ltd., 5.950%-6.750%, 09/15/40-04/15/42	6,605,878	0.3
34,919,000		Other Securities (a),(b)	31,968,691	1.5
			66,189,135	3.2
		Financials: 11.2%
10,341,000		Bank of America Corp., 3.300%- 8.000%, 01/11/23- 12/29/49	10,506,741	0.5
14,356,000		Citigroup, Inc., 1.300%-5.950%, 04/01/16-12/29/49	13,978,445	0.7
3,491,000	#	Cooperatieve Centrale Raiffeisen- Boerenleenbank BA/Netherlands, 11.000%, 12/29/49	4,505,069	0.2
2,502,000		ERP Operating L.P., 3.000%, 04/15/23	2,302,756	0.1
11,946,000		General Electric Capital Corp., 3.150%-7.125%, 10/17/16-12/15/49	12,377,900	0.6
8,465,000		Goldman Sachs Group, Inc., 2.375%-6.750%, 01/22/18-10/01/37	8,523,190	0.4

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
ING INTERMEDIATE BOND PORTFOLIO  AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets
		Financials (continued)
2,489,000	#	HBOS PLC, 6.750%, 05/21/18	$2,646,977	0.1
5,477,000	#	HSBC Bank PLC, 1.500%, 05/15/18	5,282,210	0.3
3,437,000	#	International Lease Finance Corp., 7.125%, 09/01/18	3,815,070	0.2
9,750,000		Jefferies Loan Trust 2013-A Class A, 3.698%, 11/02/14	9,750,000	0.5
13,508,000		JPMorgan Chase & Co., 1.625%-5.400%, 05/15/18-05/29/49	13,015,932	0.6
2,494,000	#	Metropolitan Life Global Funding I, 1.500%, 01/10/18	2,419,704	0.1
11,353,000		Morgan Stanley, 2.125%-5.500%, 03/22/17-05/22/23	11,150,012	0.5
2,294,000	#	RBS Citizens Financial Group, Inc., 4.150%, 09/28/22	2,231,931	0.1
8,014,000	L	Royal Bank of Scotland Group PLC, 6.100%-6.125%, 12/15/22-06/10/23	7,635,206	0.4
2,390,000	#	Simon Property Group L.P., 1.500%, 02/01/18	2,303,711	0.1
3,233,000	#	Standard Chartered PLC, 3.950%, 01/11/23	3,011,594	0.1
119,940,400		Other Securities (b)	119,586,679	5.7
			235,043,127	11.2
		Health Care: 1.6%
2,890,000	#	Valeant Pharmaceuticals International, 7.250%, 07/15/22	2,947,800	0.2
2,513,000	#	Zoetis, Inc., 1.875%, 02/01/18	2,461,891	0.1
3,518,000	#	Zoetis, Inc., 3.250%, 02/01/23	3,347,275	0.2
1,257,000	#	Zoetis, Inc., 4.700%, 02/01/43	1,179,694	0.0
26,692,000		Other Securities	23,279,826	1.1
			33,216,486	1.6
		Industrials: 0.8%
1,864,000	#	Barrick Gold Corp., 2.500%, 05/01/18	1,673,965	0.1
Principal Amount†			Value	Percentage of Net Assets
2,612,000	#	Barrick Gold Corp., 4.100%, 05/01/23	$2,185,186	0.1
3,411,000	#	Ingersoll-Rand Global Holding Co. Ltd., 4.250%, 06/15/23	3,394,368	0.1
2,106,000	#	Turlock Corp., 2.750%, 11/02/22	1,973,010	0.1
8,751,000		Other Securities	8,343,712	0.4
			17,570,241	0.8
		Information Technology: 1.7%
6,476,000		EMC Corp./MA, 1.875%, 06/01/18	6,406,525	0.3
3,691,000		EMC Corp./MA, 3.375%, 06/01/23	3,628,076	0.2
8,330,000		Hewlett-Packard Co., 2.600%- 5.400%, 09/15/16-09/15/17	8,644,110	0.4
17,021,000		Other Securities	16,577,442	0.8
			35,256,153	1.7
		Materials: 1.2%
4,885,000	#	Anglo American Capital PLC, 2.625%, 09/27/17	4,765,787	0.2
3,243,000	#	Freeport-McMoRan Copper & Gold, Inc., 2.375%, 03/15/18	3,086,600	0.2
2,984,000	#	Freeport-McMoRan Copper & Gold, Inc., 3.875%, 03/15/23	2,704,536	0.1
2,443,000	#	Georgia-Pacific LLC, 3.734%, 07/15/23	2,379,638	0.1
1,445,000	#	Sealed Air Corp., 8.375%, 09/15/21	1,640,075	0.1
4,055,000	#	Xstrata Finance Canada Ltd., 4.250%, 10/25/22	3,686,348	0.2
1,444,000	#	Xstrata Finance Canada Ltd., 4.950%, 11/15/21	1,399,616	0.0
6,931,000		Other Securities	6,546,627	0.3
			26,209,227	1.2
		Telecommunication Services: 0.9%
2,350,000	#	Sable International Finance Ltd., 8.750%, 02/01/20	2,596,750	0.1
17,027,000		Other Securities	16,703,535	0.8
			19,300,285	0.9

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
ING INTERMEDIATE BOND PORTFOLIO  AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets
		Utilities: 2.1%
1,992,000	#	Duquesne Light Holdings, Inc., 5.900%, 12/01/21	$2,243,221	0.1
2,192,000	#	Duquesne Light Holdings, Inc., 6.400%, 09/15/20	2,553,807	0.1
1,394,000	#	Iberdrola Finance Ireland Ltd., 3.800%, 09/11/14	1,430,321	0.1
170,133	#	Juniper Generation, LLC, 6.790%, 12/31/14	161,812	0.0
36,891,000		Other Securities	38,270,960	1.8
			44,660,121	2.1
		Total Corporate Bonds/Notes (Cost $528,645,674)	523,254,163	24.9
COLLATERALIZED MORTGAGE OBLIGATIONS: 17.2%
3,315,000	#	American General Mortgage Loan Trust, 5.650%, 03/25/58	3,487,237	0.2
2,700,000	#	Arkle Master Issuer PLC, 1.974%, 05/17/60	2,764,201	0.1
5,133,654		Banc of America Alternative Loan Trust 2007-2, 6.000%, 06/25/37	3,920,050	0.2
503,088		Banc of America Funding Corp., 5.750%, 11/25/35	498,833	0.0
2,186,152	#	Banc of America Large Loan, Inc., 1.593%, 06/15/18	2,186,152	0.1
3,130,000		Banc of America Merrill Lynch Commercial Mortgage, Inc., 5.185%, 09/10/47	3,208,951	0.2
2,550,000		Banc of America Merrill Lynch Commercial Mortgage, Inc., 5.185%, 09/10/47	2,677,167	0.1
1,590,000	#	Banc of America Merrill Lynch Commercial Mortgage, Inc., 5.337%, 07/10/43	1,656,146	0.1
1,849,000	#	Banc of America Merrill Lynch Commercial Mortgage, Inc., 5.361%, 03/11/41	1,835,824	0.1
Principal Amount†			Value	Percentage of Net Assets
1,520,000	#	Banc of America Merrill Lynch Commercial Mortgage, Inc., 5.361%, 03/11/41	$1,551,481	0.1
346,624	#	Banc of America Merrill Lynch Commercial Mortgage, Inc., 6.850%, 11/15/31	347,927	0.0
668,218		Bear Stearns Alternative-A Trust, 0.833%, 07/25/34	637,593	0.0
3,600,296		Bear Stearns ARM Trust 2006-2, 2.726%, 07/25/36	2,865,564	0.1
4,170,000	#	Bear Stearns Commercial Mortgage Securities Trust 2004-PWR4, 5.815%, 06/11/41	4,207,872	0.2
1,747,151		Bear Stearns Commercial Mortgage Securities, 6.500%, 02/15/32	1,693,609	0.1
1,080,000	#	Bear Stearns Commercial Mortgage Securities, 5.640%, 02/14/31	1,092,897	0.1
2,340,000	#	Bear Stearns Commercial Mortgage Securities, 5.766%, 04/12/38	2,495,263	0.1
900,000	#	Citigroup Commercial Mortgage Trust 2004-C1, 5.615%, 04/15/40	910,187	0.0
14,498,190	#,^	Citigroup Commercial Mortgage Trust, 2.415%, 09/10/45	1,785,600	0.1
5,501,894	#	Citigroup Mortgage Loan Trust 2010-7, 6.583%, 12/25/35	5,399,092	0.3
3,904,432		Citigroup Mortgage Loan Trust, Inc., 3.027%, 09/25/37	3,116,148	0.1
17,060,371	^	COMM 2013-LC6 Mortgage Trust, 1.955%, 01/10/46	1,751,233	0.1

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
ING INTERMEDIATE BOND PORTFOLIO  AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
15,239,627	^	Commercial Mortgage Pass Through Certificates, 2.086%, 12/10/45	$1,727,207	0.1
9,319,514	^	Commercial Mortgage Pass Through Certificates, 2.120%, 08/15/45	1,091,625	0.1
21,652,835	^	Commercial Mortgage Pass Through Certificates, 2.425%, 05/15/45	2,783,143	0.1
54,306,000	#,^	Commercial Mortgage Pass Through Certificates, 0.752%, 10/15/45	2,695,152	0.1
66,920		Commercial Mortgage Pass Through Certificates, 5.800%, 12/10/49	66,809	0.0
10,308,008		Countrywide Alternative Loan Trust, 0.313%-5.500%, 12/25/35-06/25/36	8,110,426	0.4
6,214,048		Countrywide Home Loan Mortgage Pass-Through Trust, 0.513%-5.750%, 04/25/35-06/25/37	4,435,690	0.2
1,610,000	#	Credit Suisse First Boston Mortgage Securities Corp., 5.763%, 04/12/49	1,642,549	0.1
15,445,943		Deutsche ALT-A Securities, Inc. Alternate Loan Trust, 0.313%-0.383%, 08/25/36-10/25/36	8,956,406	0.4
3,736,379		First Horizon Alternative Mortgage Securities Trust 2006-FA8, 6.000%, 02/25/37	3,219,845	0.2
3,827,484	^	First Horizon Alternative Mortgage Securities, 6.507%, 12/25/36	839,620	0.0
Principal Amount†			Value	Percentage of Net Assets
12,906,526		First Horizon Alternative Mortgage Securities, 0.493%-6.250%, 08/25/36-02/25/37	$10,257,142	0.5
3,780,000	#	First Union National Bank Com Mort Pas Thr Cert Ser 2001 C4, 6.000%, 12/12/33	3,802,712	0.2
4,500,000	#	Fosse Master PLC, 1.677%, 10/18/54	4,580,325	0.2
4,862,116		Freddie Mac, 5.000%, 02/15/35	5,255,969	0.3
6,738,027		Freddie Mac, 5.500%, 07/15/37	7,327,344	0.3
5,840,000	#	GE Capital Commercial Mortgage Corp., 5.496%, 11/10/38	6,028,028	0.3
3,500,000	#	GMAC Commercial Mortgage Securities, Inc. Series 2003-C3 Trust, 5.748%, 04/10/40	3,527,438	0.2
1,358,638	#	Gracechurch Mortgage Financing PLC, 1.824%, 11/20/56	1,382,431	0.1
1,720,000	#	Greenwich Capital Commercial Funding Corp., 5.756%, 01/05/36	1,735,471	0.1
14,398,608	#,^	GS Mortgage Securities Corp. II, 1.907%, 08/10/44	1,121,693	0.1
1,504,000		GS Mort Sec Corp. II Commercial Mort Ps Thr Cert Ser 2004-GG2, 5.830%, 08/10/38	1,477,288	0.1
17,021,030	^	GS Mortgage Securities Corp. II, 2.563%, 11/10/45	2,400,018	0.1
2,450,000	#	GS Mortgage Securities Trust 2011-GC3, 5.728%, 03/10/44	2,347,328	0.1
424,454		GSR Mortgage Loan Trust, 6.000%, 01/25/37	390,013	0.0
3,500,000	#	Holmes Master Issuer PLC, 1.827%, 10/21/54	3,548,815	0.2
1,743,845		JP Morgan Alternative Loan Trust, 5.500%, 12/25/35	1,448,305	0.1

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
ING INTERMEDIATE BOND PORTFOLIO  AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
3,020,000	#	JP Morgan Chase Com Mort Sec Corp. Ps Thr Certs Ser 2003-LN1, 5.725%, 10/15/37	$2,784,200	0.1
21,299,707	^	JP Morgan Chase Commercial Mortgage Securities Corp., 2.100%, 12/15/47	2,385,859	0.1
15,180,000	#,^	JP Morgan Chase Commercial Mortgage Securities Corp., 0.447%, 12/15/47	432,533	0.0
9,970,000	#	JP Morgan Chase Commercial Mortgage Securities Corp., 0.974%, 04/15/30	9,956,162	0.5
2,671,000	#	JP Morgan Commercial Mort Pass Thr Certs Ser 2004-C1, 6.015%, 01/15/38	2,709,098	0.1
2,220,280		JP Morgan Mortgage Trust 2006-S4, 6.000%, 01/25/37	1,866,618	0.1
2,992,794		JP Morgan Mortgage Trust 2007-S2, 6.750%, 06/25/37	2,582,099	0.1
3,385,608		JP Morgan Mortgage Trust, 6.500%, 08/25/36	3,036,072	0.2
361,140		JPMorgan Chase Commerical Mortgage Securities Corp., 5.198%, 12/15/44	362,830	0.0
532,416	#	JPMorgan Chase Commerical Mortgage Securities Corp., 6.135%, 07/12/37	533,160	0.0
500,000	#	Lanark Master Issuer PLC, 1.673%, 12/22/54	510,443	0.0
880,000		LB Commercial Conduit Mortgage Trust, 6.081%, 07/15/44	975,738	0.0
2,800,000	#	LB Commercial Mortgage Trust 2007-C3, 6.081%, 07/15/44	3,113,775	0.1
1,710,000		LB-UBS Commercial Mortgage Trust 2000-C4, 8.150%, 07/15/32	1,802,386	0.1
Principal Amount†			Value	Percentage of Net Assets
36,097,153	#,^	LB-UBS Commercial Mortgage Trust 2004-C1, 1.000%, 01/15/36	$1,068,476	0.1
1,510,000		LB-UBS Commercial Mortgage Trust 2005-C3, 4.954%, 07/15/40	1,498,079	0.1
2,175,000		LB-UBS Commercial Mortgage Trust 2006-C4, 6.081%, 06/15/38	2,024,678	0.1
35,405,585	#,^	LB-UBS Commercial Mortgage Trust, 0.337%, 11/15/38	596,177	0.0
150,805,867	#,^	LB-UBS Commercial Mortgage Trust, 0.847%, 11/15/38	3,010,251	0.1
1,310,000	#	LB-UBS Commercial Mortgage Trust, 5.413%, 02/15/40	1,183,142	0.1
2,000,000	#	LB-UBS Commercial Mortgage Trust, 5.413%, 10/15/36	2,034,387	0.1
2,120,000	#	LB-UBS Commercial Mortgage Trust, 5.713%, 10/15/36	1,657,884	0.1
4,450,000	#	LB-UBS Commercial Mortgage Trust, 6.089%, 09/15/39	4,459,723	0.2
4,210,000	#	LB-UBS Commercial Mortgage Trust, 6.089%, 09/15/39	4,140,261	0.2
4,040,000	#	LB-UBS Commercial Mortgage Trust, 6.890%, 07/15/32	3,807,555	0.2
9,370,090		LB-UBS Commercial Mortgage Trust, 4.983%-6.081%, 02/15/31-11/15/40	9,291,722	0.4
22,776,660	^	Morgan Stanley Bank of America Merrill Lynch Trust, 1.662%, 12/15/48	1,753,821	0.1
27,800,206	#,^	Morgan Stanley Bank of America Merrill Lynch Trust, 2.081%, 08/15/45	2,875,250	0.1
13,561,898	#,^	Morgan Stanley Bank of America Merrill Lynch Trust, 2.339%, 11/15/45	1,580,592	0.1
846,250	#	Morgan Stanley Capital I Trust 2004-HQ3, 5.079%, 01/13/41	819,221	0.1
800,000	#	Morgan Stanley Capital I Trust 2004-HQ3, 5.079%, 01/13/41	799,806	0.0

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
ING INTERMEDIATE BOND PORTFOLIO  AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
4,930,000	#	Morgan Stanley Capital I Trust 2004-HQ3, 6.082%, 01/13/41	$5,008,897	0.2
2,450,000		Morgan Stanley Capital I Trust 2004-HQ4, 5.150%, 04/14/40	2,444,790	0.1
4,110,000		Morgan Stanley Capital I Trust 2005-HQ6, 5.271%, 07/13/15	3,693,585	0.2
3,240,000	#	Morgan Stanley Capital I Trust 2008-TOP29, 6.459%, 01/11/43	3,255,162	0.2
1,954,000		Morgan Stanley Capital I, Inc., 5.539%, 06/15/38	2,000,727	0.1
718,400	#	Morgan Stanley Capital I, Inc., 5.910%, 11/15/31	733,332	0.0
2,575,000	#	Morgan Stanley Capital I, 5.420%, 09/15/47	2,489,582	0.1
2,585,000	#	Morgan Stanley Capital I, 5.420%, 09/15/47	2,438,839	0.1
375,972	#	Morgan Stanley Capital I, 7.350%, 07/15/32	396,451	0.0
3,490,000	#	Morgan Stanley Dean Witter Capital I Trust 2002-IQ3, 5.980%, 09/15/37	3,694,004	0.2
1,160,000	#	Morgan Stanley Dean Witter Capital I, 7.644%, 07/15/33	1,152,617	0.1
14,658,000		Morgan Stanley Capital I, 5.073%-5.336%, 06/15/40-08/13/42	15,135,621	0.7
2,890,000	#	Nationslink Funding Corp. 1999-ltl-1 Commer Loan Pas Thr Cer, 6.450%, 01/22/26	3,109,351	0.1
49,680,426	#,^	RBSCF Trust, 1.109%, 04/15/24	667,998	0.0
6,289,000	#	RBSCF Trust, 5.305%, 01/16/49	6,333,834	0.3
12,563,700		Residential Accredit Loans, Inc., 0.363%, 01/25/37	9,129,048	0.4
15,051,853		Residential Accredit Loans, Inc., 0.643%, 12/25/36	7,854,802	0.4
Principal Amount†			Value	Percentage of Net Assets
4,000,000	#	Silverstone Master Issuer PLC, 1.826%, 01/21/55	$4,093,476	0.2
2,848,000	#	Springleaf Mortgage Loan Trust, 3.790%, 06/25/58	2,862,391	0.2
2,400,000	#	Springleaf Mortgage Loan Trust, 4.440%, 06/25/58	2,416,762	0.1
4,110,000	#	Springleaf Mortgage Loan Trust, 4.440%, 12/25/59	4,279,147	0.2
19,942,278	#,^	UBS-Barclays Commercial Mortgage Trust, 1.968%, 05/10/63	1,918,814	0.1
676,000	#	Wachovia Bank Commercial Mortgage Trust, 5.125%, 08/15/35	676,395	0.0
4,305,363		Washington Mutual Alternative Mortgage Pass- Through Certificates, 6.000%, 11/25/35	3,648,371	0.2
1,879,334		Washington Mutual Mortgage Pass- through Certificates, 6.000%, 06/25/34	2,007,596	0.1
2,537,864		WaMu Mortgage Pass Through Certificates, 2.444%-5.703%, 10/25/35-10/25/36	2,061,355	0.1
3,224,835		Wells Fargo Alternative Loan Trust, 6.250%, 07/25/37	2,850,167	0.1
5,101,057		Wells Fargo Mortgage Backed Securities 2006-AR7 Trust, 2.605%, 05/25/36	4,665,215	0.2
28,007,263	#,^	Wells Fargo Mortgage Backed Securities Trust, 1.755%, 06/15/45	2,833,542	0.1
13,853,202	#,^	Wells Fargo Mortgage Backed Securities Trust, 2.406%, 08/15/45	1,696,552	0.1
992,722		Wells Fargo Mortgage-Backed Securities Trust, 5.000%, 12/25/33	998,279	0.0

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
ING INTERMEDIATE BOND PORTFOLIO  AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
3,397,979	#	Wells Fargo Mortgage-Backed Securities Trust, 5.235%, 06/26/35	$3,201,770	0.2
3,279,783		Wells Fargo Mortgage Backed Securities Trust, 5.062%-5.592%, 05/25/35-04/25/36	3,205,493	0.2
34,520,560		Other Securities	30,261,254	1.4
		Total Collateralized Mortgage Obligations (Cost $351,682,246)	361,155,036	17.2
ASSET-BACKED SECURITIES: 9.4%
		Automobile Asset-Backed Securities: 0.5%
2,500,000	#	Motor PLC, 1.286%, 02/25/20	2,507,052	0.1
1,000,000		SMART Trust/ Australia, 1.180%, 02/14/19	987,600	0.0
3,300,000		SMART Trust, 1.050%, 10/14/18	3,293,885	0.2
4,250,000	#	SMART Trust, 1.590%, 10/14/16	4,291,030	0.2
			11,079,567	0.5
		Credit Card Asset-Backed Securities: 0.8%
4,200,000	#	Cards II Trust, 0.643%, 09/15/17	4,212,626	0.2
5,400,000	#	Gracechurch Card Funding PLC, 0.893%, 02/15/17	5,439,793	0.3
7,000,000	#	Penarth Master Issuer PLC, 0.763%, 03/18/14	7,025,851	0.3
			16,678,270	0.8
		Home Equity Asset-Backed Securities: 0.4%
14,987,395		GSAA Trust, 0.253%-0.283%, 10/25/36-12/25/36	7,483,854	0.4
1,045,517		Other Securities	1,027,993	0.0
			8,511,847	0.4
		Other Asset-Backed Securities: 7.7%
1,464,736	#	Aimco CDO, 0.526%, 10/20/19	1,436,096	0.1
4,175,000	#	AMMC CLO III Ltd., 1.526%, 07/25/16	4,173,280	0.2
1,000,000	#	Apidos CDO I Ltd., 1.026%, 07/27/17	969,940	0.0
2,060,000	#	Apidos CDO II, 1.076%, 12/21/18	1,951,920	0.1
Principal Amount†			Value	Percentage of Net Assets
1,650,000	#	Ares Enhanced Loan Investment Strategy IR Ltd., 4.276%, 10/16/20	$1,652,238	0.1
3,425,000	#	Ares Enhanced Loan Investment Strategy IR Ltd., 6.276%, 10/16/20	3,433,487	0.1
2,200,000	#	Ares VIR CLO Ltd., 2.174%, 03/12/18	2,152,715	0.1
4,699,695	#	Ares VR CLO Ltd., 2.174%, 02/24/18	4,548,228	0.2
3,372,649	#	ARES X CLO Ltd., 2.273%, 09/18/17	3,369,516	0.2
4,315,000	#	Ares XII CLO Ltd., 2.273%, 11/25/20	4,165,326	0.2
664,266	#	Atrium CDO Corp., 0.603%, 10/27/16	661,081	0.0
1,525,000	#	Atrium III, 2.273%, 10/27/16	1,480,369	0.1
1,250,000	#	Atrium IV, 2.124%, 06/08/19	1,218,429	0.1
3,000,000	#	Avalon Capital Ltd 3, 1.074%, 02/24/19	2,931,063	0.1
2,400,000	#	Ballyrock CLO III Ltd., 1.006%, 07/25/17	2,358,034	0.1
1,549,061	#	Black Diamond CLO 2005-1 Delaware Corp., 0.692%, 06/20/17	1,517,262	0.1
2,343,338	#	Black Diamond CLO Ltd., 0.542%, 06/20/17	2,331,621	0.1
1,250,000	#	Callidus Debt Partners CLO Fund VII Ltd., 2.526%, 01/21/21	1,225,651	0.1
3,076,180	#	Castle Garden Funding, 0.535%, 10/27/20	3,043,345	0.1
2,500,000	#	Castle Garden Funding, 1.025%, 10/27/20	2,457,690	0.1
1,000,000	#	Castle Garden Funding, 5.025%, 10/27/20	1,000,871	0.1
1,700,000	#	Castle Garden Funding, 6.560%, 10/27/20	1,820,318	0.1
4,500,000	#	CIFC Funding 2006-I Ltd., 0.676%, 10/20/20	4,276,827	0.2
1,610,022	#,+	Credit-Based Asset Servicing and Securitization, LLC, 5.746%, 12/25/37	1,638,031	0.1

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
ING INTERMEDIATE BOND PORTFOLIO  AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets
		Other Asset-Backed Securities (continued)
4,250,000	#	Eaton Vance CDO IX Ltd., 0.926%, 04/20/19	$3,955,207	0.2
3,365,000	#	Emporia Preferred Funding I Corp., 0.827%, 10/12/18	3,354,619	0.1
3,725,789	#	Emporia Preferred Funding II Corp., 0.557%, 10/18/18	3,701,818	0.2
2,575,000	#	Fraser Sullivan CLO II Ltd., 0.672%, 12/20/20	2,438,419	0.1
1,000,000	#	Fraser Sullivan CLO II Ltd., 0.992%, 12/20/20	943,342	0.1
540,076	#	Galaxy CLO Ltd, 0.728%, 04/17/17	539,958	0.0
1,032,000	#	Gulf Stream - Compass CLO 2005-I Ltd., 1.025%, 05/15/17	1,022,344	0.0
6,100,000	#	Gulf Stream - Compass CLO 2005-I Ltd, 2.175%, 05/15/17	5,936,605	0.3
3,000,000	#	Gulf Stream - Compass CLO 2005-II Ltd, 1.075%, 01/24/20	2,934,837	0.1
3,475,000	#	Gulf Stream - Compass CLO 2007-I Ltd., 2.276%, 10/28/19	3,342,293	0.2
2,850,000	#	Gulf Stream - Sextant CLO 2006-1 Ltd., 0.974%, 08/21/20	2,665,175	0.1
5,745,000	#	Gulf Stream - Sextant CLO 2006-1 Ltd., 1.874%, 08/21/20	5,470,038	0.3
4,100,000	#	Gulf Stream - Sextant CLO Ltd., 0.614%, 08/21/20	4,026,782	0.2
4,423,321	#	Gulf Stream Compass CLO Ltd., 0.695%, 05/15/17	4,414,183	0.2
6,500,000	#	Halcyon Structured Asset Management CLO I Ltd., 1.974%, 05/21/18	6,402,468	0.3
2,225,000	#	Halcyon Structured Asset Management Long Secured/ Short Unsecured 2007-1 Ltd., 0.723%, 08/07/21	2,146,867	0.1
Principal Amount†			Value	Percentage of Net Assets
955,000	#	Halcyon Structured Asset Management Long Secured/Short Unsecured 2007-1 Ltd., 2.573%, 08/07/21	$917,893	0.0
3,630,000	#	Halcyon Structured Asset Management Long Secured/ Short Unsecured CLO 2006-1 Ltd., 0.997%, 10/12/18	3,541,239	0.2
1,250,000	#	Hewett's Island CDO Ltd., 1.225%, 08/09/17	1,228,632	0.1
3,500,000	#	Landmark VI CDO Ltd, 0.777%, 01/14/18	3,380,822	0.2
3,623,795	#	Lightpoint CLO Ltd., 0.533%, 09/15/17	3,560,368	0.2
3,740,000	#	Madison Park Funding I Ltd., 2.175%, 05/10/19	3,739,274	0.2
2,800,000	#	Marathon CLO I Ltd, 2.176%, 07/26/19	2,799,594	0.1
2,047,885	#	Mesa West Capital CDO Ltd., 0.453%, 02/25/47	1,971,089	0.1
1,250,000	#	Morgan Stanley Investment Management Croton Ltd, 0.727%, 01/15/18	1,215,711	0.0
1,500,000	#	Oak Hill Credit Partners IV Ltd, 1.974%, 05/17/21	1,424,757	0.1
2,600,000	#	Stanfield Veyron CLO Ltd., 0.677%, 07/15/18	2,504,653	0.1
3,900,000	#	Stanfield Veyron CLO Ltd., 0.957%, 07/15/18	3,701,576	0.2
1,000,000	#	Venture IV CDO Ltd., 2.425%, 08/15/16	990,863	0.0
2,875,000	#	WhiteHorse III Ltd./ Corp, 1.024%, 05/01/18	2,762,484	0.1
233,810	#	Whitney CLO Ltd., 0.725%, 03/01/17	233,692	0.0
3,275,000	#	Whitney CLO Ltd, 2.375%, 03/01/17	3,274,718	0.2
16,149,823		Other Securities	15,036,285	0.7
			161,391,943	7.7
		Total Asset-Backed Securities (Cost $197,890,454)	197,661,627	9.4
See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
ING INTERMEDIATE BOND PORTFOLIO  AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets
U.S. TREASURY OBLIGATIONS: 14.9%
		Treasury Inflation Indexed Protected Securities: 1.8%
37,724,366		0.125%, due 01/15/22	$36,944,830	1.8
		U.S. Treasury Bonds: 3.9%
25,279,000		1.750%, due 05/15/23	23,661,548	1.1
13,434,000		2.000%, due 02/15/22	13,132,783	0.6
48,563,000		3.125%, due 02/15/43	45,398,829	2.2
			82,193,160	3.9
		U.S. Treasury Notes: 9.2%
26,500,000		0.375%, due 06/30/15	26,507,235	1.2
44,342,000		0.500%, due 06/15/16	44,149,733	2.1
96,440,000		1.375%, due 06/30/18	96,353,397	4.6
8,157,000		1.375%, due 05/31/20	7,867,361	0.4
12,942,000		1.875%, due 06/30/20	12,886,893	0.6
5,788,000		0.250%-1.000%, due 05/31/15- 05/31/18	5,765,036	0.3
			193,529,655	9.2
		Total U.S. Treasury Obligations (Cost $316,723,333)	312,667,645	14.9
U.S. GOVERNMENT AGENCY OBLIGATIONS: 31.0%
		Federal Home Loan Mortgage Corporation##: 8.2%
7,775,362		3.000%, due 02/01/27	8,016,059	0.4
5,000,000	^	4.000%, due 11/15/38	1,349,831	0.1
7,032,339		4.000%, due 10/01/41	7,335,087	0.4
8,182,864		4.000%, due 12/01/41	8,535,143	0.4
5,644,616		4.500%, due 10/01/41	5,962,368	0.3
1,529,903	^	4.846%, due 03/15/33	1,628,045	0.1
4,783,754	^	5.000%, due 02/15/40	890,781	0.0
19,179,154		5.500%, due 02/15/36	21,203,716	1.0
Principal Amount†			Value	Percentage of Net Assets
6,289,179		5.500%, due 08/15/36	$7,059,754	0.3
7,446,092		5.500%, due 06/15/37	8,086,106	0.4
6,640,093	^	5.808%, due 05/15/36	897,192	0.0
8,059,726	^	5.858%, due 07/15/40	1,372,578	0.1
1,508,525	^	6.000%, due 04/15/33	295,158	0.0
14,402,595		6.000%, due 10/15/37	15,906,767	0.8
5,924,864	^	6.293%, due 06/15/36	947,254	0.0
16,705,439	^	6.358%, due 05/15/41	3,474,669	0.2
6,604,599	^	6.408%, due 09/15/33	955,356	0.0
72,723,397	W	2.439%-19.283%, due 08/15/16- 01/15/42	78,086,675	3.7
			172,002,539	8.2
		Federal National Mortgage Association##: 18.3%
12,000,000	W	2.500%, due 05/25/27	12,046,874	0.6
41,390,000	W	3.000%, due 05/25/27	42,495,891	2.0
12,323,195	^	3.000%, due 10/25/32	1,645,638	0.1
23,861,000	W	3.000%, due 05/25/42	23,189,908	1.1
70,285,000	W	3.500%, due 03/25/27	72,118,996	3.4
33,747,000	W	3.500%, due 03/25/41	34,073,922	1.6
2,383,510	^	4.000%, due 11/01/18	154,931	0.0
22,907,000	W	4.000%, due 02/25/39	23,870,704	1.1
6,913,950		4.000%, due 02/01/42	7,219,774	0.4
5,956,783		4.000%, due 03/01/42	6,228,566	0.3
10,644,931		4.000%, due 07/01/42	11,130,615	0.5
17,741,000	W	4.500%, due 08/01/39	18,744,475	0.9
9,003,559		4.500%, due 09/01/41	9,549,327	0.5
5,644,101		4.500%, due 10/01/41	5,986,229	0.3
7,595,303	^	5.000%, due 05/25/18	546,181	0.0

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
ING INTERMEDIATE BOND PORTFOLIO  AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets
		Federal National Mortgage Association## (continued)
8,868,781		5.000%, due 07/01/37	$9,595,752	0.5
16,343,680	^	5.500%, due 11/25/40	2,193,495	0.1
2,399,102	^	6.000%, due 08/25/33	427,477	0.0
8,701,083	^	6.257%, due 02/25/42	1,680,974	0.1
3,745,662	^	6.507%, due 08/25/26	482,923	0.0
11,651,759	^	6.547%, due 01/25/37	1,854,768	0.1
27,376,412	^	6.557%, due 10/25/35	4,807,424	0.2
88,142,073		2.216%-32.485%, due 06/01/16- 07/01/42	95,241,749	4.5
			385,286,593	18.3
		Government National Mortgage Association: 4.5%
34,218,000	W	3.000%, due 07/01/43	33,838,396	1.6
18,569,941	^	4.000%, due 08/16/26	2,247,695	0.1
14,389,330	^	4.500%, due 12/20/37	1,717,870	0.1
7,401,133		4.500%, due 04/15/39	7,886,633	0.4
6,087,413		4.500%, due 08/20/41	6,527,245	0.3
21,374,350	^	5.000%, due 06/16/39	782,592	0.0
5,467,613	^	5.000%, due 11/20/39	870,538	0.0
7,969,859	^	5.000%, due 10/20/40	1,021,815	0.0
12,078,860	^	5.658%, due 06/20/40	1,690,886	0.1
11,524,021	^	6.008%, due 06/20/38	1,139,372	0.1
17,414,536	^	6.008%, due 04/20/39	2,398,969	0.1
12,905,434	^	6.108%, due 05/20/39	1,312,160	0.1
8,784,050	^	6.208%, due 04/20/38	1,143,791	0.1
5,304,491	^	6.308%, due 05/16/38	747,202	0.0
13,694,903	^	6.308%, due 01/16/39	2,501,646	0.1
Principal Amount†				Value	Percentage of Net Assets
	9,273,721	^	6.458%, due 09/16/40	$1,801,000	0.1
	4,014,564	^	6.578%, due 02/16/35	770,136	0.0
	11,243,762	^	6.795%, due 04/20/36	1,312,822	0.1
	21,944,048		1.625%-24.594%, due 04/20/28- 10/20/60	24,706,423	1.2
				94,417,191	4.5
			Total U.S. Government Agency Obligations (Cost $636,098,001)	651,706,323	31.0
FOREIGN GOVERNMENT BONDS: 1.6%
BRL	62,000,000	Z	Brazil Letras do Tesouro Nacional, 8.361%, 04/01/15	23,451,904	1.1
BRL	27,360,000		Brazil Notas do Tesouro Nacional Series F, 10.000%, 01/01/23	11,513,275	0.5
			Total Foreign Government Bonds (Cost $38,139,280)	34,965,179	1.6
Shares				Value	Percentage of Net Assets
PREFERRED STOCK: 1.1%
			Financials: 1.1%
	260,391	@,P	US Bancorp	$6,727,761	0.3
	621,286		Other Securities	15,473,569	0.8
			Total Preferred Stock (Cost $22,047,723)	22,201,330	1.1
INVESTMENT COMPANIES: 11.6%
			Affiliated Investment Companies: 11.6%
	4,207,520		ING Emerging Markets Corporate Debt Fund - Class P	40,981,248	1.9
	10,297,919		ING Emerging Markets Hard Currency Sovereign Debt Fund - Class P	96,594,482	4.6

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
ING INTERMEDIATE BOND PORTFOLIO  AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Shares		Value	Percentage of Net Assets
INVESTMENT COMPANIES (continued)
5,495,122	ING Emerging Markets Local Currency Debt Fund - Class P	$50,445,220	2.4
1,292,608	ING High Yield Bond Fund - Class P	10,470,129	0.5
4,432,524	ING Investment Grade Credit Fund - Class P	45,920,947	2.2
	Total Investment Companies (Cost $258,463,425)	244,412,026	11.6
	Total Long-Term Investments (Cost $2,349,690,136)	2,348,023,329	111.7
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.5%
	Commercial Paper: 1.1%
7,500,000	Con Edison, 0.300%, 07/11/13	$7,499,312	0.4
2,500,000	Dominion Resources Inc., 0.270%, 07/15/13	2,499,719	0.1
1,573,000	Kinder Morgan, 0.300%, 07/22/13	1,572,712	0.1
1,500,000	VW Credit, Inc., 0.280%, 07/15/13	1,499,825	0.0
10,000,000	VW Credit, Inc., 0.280%, 07/16/13	9,998,756	0.5
		23,070,324	1.1
	Securities Lending Collateralcc(1): 0.4%
2,134,359	Citigroup, Inc., Repurchase Agreement dated 06/28/13, 0.12%, due 07/01/13 (Repurchase Amount $2,134,380, collateralized by various U.S. Government Agency Obligations, 0.000%-6.250%, Market Value plus accrued interest $2,177,055, due 07/03/13- 05/15/37)	2,134,359	0.1
Principal Amount†		Value	Percentage of Net Assets
449,333	Deutsche Bank AG, Repurchase Agreement dated 06/28/13, 0.15%, due 07/01/13 (Repurchase Amount $449,339, collateralized by various U.S. Government Securities, 0.000%-2.125%, Market Value plus accrued interest $458,320, due 07/05/13- 08/15/21)	$449,333	0.0
2,134,359	JPMorgan Chase & Co., Repurchase Agreement dated 06/28/13, 0.15%, due 07/01/13 (Repurchase Amount $2,134,385, collateralized by various U.S. Government Agency Obligations, 1.370%-7.900%, Market Value plus accrued interest $2,177,092, due 05/01/15- 01/01/47)	2,134,359	0.1
2,134,359	Morgan Stanley, Repurchase Agreement dated 06/28/13, 0.15%, due 07/01/13 (Repurchase Amount $2,134,385, collateralized by various U.S. Government Agency Obligations, 2.189%-5.000%, Market Value plus accrued interest $2,177,046, due 06/01/18- 04/01/43)	2,134,359	0.1

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
ING INTERMEDIATE BOND PORTFOLIO  AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Principal Amount†		Value	Percentage of Net Assets
	Securities Lending Collateralcc(1) (continued)
2,134,359	Nomura Securities, Repurchase Agreement dated 06/28/13, 0.16%, due 07/01/13 (Repurchase Amount $2,134,387, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-8.875%, Market Value plus accrued interest $2,177,046, due 12/04/13- 08/27/32)	$2,134,359	0.1
		8,986,769	0.4
	Total Short-Term Investments (Cost $32,057,093)	32,057,093	1.5
	Total Investments in Securities (Cost $2,381,747,229)	$2,380,080,422	113.2
	Liabilities in Excess of Other Assets	(278,168,672)	(13.2)
	Net Assets	$2,101,911,750	100.0

  "Other Securities" represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2013.

  The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

†  Unless otherwise indicated, principal amount is shown in USD.

#  Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

##  On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship and the U.S. Treasury guaranteed the debt issued by those organizations.

@  Non-income producing security

+  Step-up basis bonds. Interest rates shown reflect current and next coupon rates.

P  Preferred Stock may be called prior to convertible date.

cc  Securities purchased with cash collateral for securities loaned.

W  Settlement is on a when-issued or delayed-delivery basis.

L  Loaned security, a portion or all of the security is on loan at June 30, 2013.

^  Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.

Z  Indicates Zero Coupon Bond; rate shown reflects current effective yield.

(1)  Collateral received from brokers for securities lending was invested into these short-term investments.

(a)  The grouping contains securities in default.

(b)  This grouping contains securities on loan.

BRL  Brazilian Real

  Cost for federal income tax purposes is $2,385,433,848.

Net unrealized depreciation consists of:
Gross Unrealized Appreciation	$56,886,675
Gross Unrealized Depreciation	(62,240,101)
Net Unrealized Depreciation	$(5,353,426)

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
ING INTERMEDIATE BOND PORTFOLIO  AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 06/30/13
Asset Table
Investments, at fair value
Preferred Stock	$22,201,330	$—	$—	$22,201,330
Corporate Bonds/Notes	—	513,504,163	9,750,000	523,254,163
Collateralized Mortgage Obligations	—	358,968,884	2,186,152	361,155,036
Short-Term Investments	—	32,057,093	—	32,057,093
U.S. Treasury Obligations	—	312,667,645	—	312,667,645
Foreign Government Bonds	—	34,965,179	—	34,965,179
Investment Companies	244,412,026	—	—	244,412,026
Asset-Backed Securities	—	195,690,538	1,971,089	197,661,627
U.S. Government Agency Obligations	—	651,706,323	—	651,706,323
Total Investments, at fair value	$266,613,356	$2,099,559,825	$13,907,241	$2,380,080,422
Other Financial Instruments+
Futures	611,692	—	—	611,692
Forward Foreign Currency Contracts	—	6,809,405	—	6,809,405
Total Assets	$267,225,048	$2,106,369,230	$13,907,241	$2,387,501,519
Liabilities Table
Other Financial Instruments+
Futures	$(568,728)	$—	$—	$(568,728)
Forward Foreign Currency Contracts	—	(2,449,054)	—	(2,449,054)
Total Liabilities	$(568,728)	$(2,449,054)	$—	$(3,017,782)

^  See Note 2, "Significant Accounting Policies" in the Notes to Financial Statements for additional information.

+  Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended June 30, 2013, where the following issuers were considered an affiliate:

Issuer	Beginning Market Value at 12/31/12	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciated/ (Depreciation)	Ending Market Value at 06/30/13	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
ING Emerging Markets Corporate Debt Fund — Class P	$65,302,417	$—	$(20,355,405)	$(3,965,764)	$40,981,248	$1,559,972	$1,119,594	$—
ING Emerging Markets Hard Currency Debt Fund — Class P	107,201,338	—	—	(10,606,856)	96,594,482	2,634,208	—	—
ING Emerging Markets Local Currency Debt Fund — Class P	83,280,000	—	(25,048,781)	(7,786,000)	50,445,220	2,373,600	626,220	—
ING High Yield Bond Fund — Class P	—	10,663,584	—	(193,455)	10,470,129	19,774	—	—
ING Investment Grade Credit Fund — Class P	—	46,540,614	—	(619,667)	45,920,947	—	—	—
	$255,783,755	$57,204,198	$(45,404,186)	$(23,171,740)	$244,412,026	$6,587,554	$1,745,814	$—

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
ING INTERMEDIATE BOND PORTFOLIO  AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

At June 30, 2013, the following forward foreign currency contracts were outstanding for the ING Intermediate Bond Portfolio:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Barclays Bank PLC	Brazilian Real	4,781,583	Buy	07/12/13	$2,224,509	$2,137,919	$(86,590)
Citigroup, Inc.	Brazilian Real	7,277,322	Buy	07/12/13	3,543,000	3,253,803	(289,197)
Citigroup, Inc.	Indonesian Rupiah	52,884,352,940	Buy	08/23/13	5,059,735	5,295,469	235,734
Citigroup, Inc.	Singapore Dollar	960,891	Buy	08/23/13	770,447	758,165	(12,282)
Citigroup, Inc.	Czech Koruna	15,217,477	Buy	08/23/13	768,988	761,622	(7,366)
Citigroup, Inc.	EU Euro	1,431,568	Buy	07/12/13	1,880,865	1,863,470	(17,395)
Citigroup, Inc.	Chinese Yuan	35,736,436	Buy	08/09/13	5,672,000	5,802,662	130,662
Deutsche Bank AG	Chinese Offshore Yuan	35,546,565	Buy	01/14/14	5,645,000	5,711,330	66,330
Deutsche Bank AG	Chinese Offshore Yuan	2,672,177	Buy	01/14/14	428,598	429,344	746
Deutsche Bank AG	Colombian Peso	2,362,794,720	Buy	07/12/13	1,276,000	1,228,216	(47,784)
Deutsche Bank AG	South Korean Won	1,305,178,470	Buy	08/23/13	1,161,604	1,139,821	(21,783)
Deutsche Bank AG	Chinese Yuan	3,389,103	Buy	08/09/13	547,000	550,302	3,302
Deutsche Bank AG	Philippine Peso	570,626,948	Buy	07/12/13	14,003,115	13,207,072	(796,043)
Deutsche Bank AG	Colombian Peso	10,018,159,000	Buy	07/12/13	5,458,000	5,207,589	(250,411)
Deutsche Bank AG	Chinese Yuan	31,258,308	Buy	08/09/13	4,964,000	5,075,531	111,531
Deutsche Bank AG	Chinese Offshore Yuan	1,781,258	Buy	01/14/14	287,000	286,198	(802)
HSBC	Philippine Peso	20,129,658	Buy	07/12/13	488,000	465,898	(22,102)
HSBC	Polish Zloty	9,019,633	Buy	08/23/13	2,740,000	2,705,400	(34,600)
JPMorgan Chase & Co.	Brazilian Real	5,182,926	Buy	07/12/13	2,406,187	2,317,366	(88,821)
JPMorgan Chase & Co.	Chilean Peso	270,540,360	Buy	07/12/13	554,000	531,538	(22,462)
JPMorgan Chase & Co.	EU Euro	81,588	Buy	07/12/13	105,000	106,204	1,204
							$(1,148,129)
Barclays Bank PLC	Turkish Lira	9,829,816	Sell	08/23/13	5,128,064	5,053,785	74,279
Barclays Bank PLC	Thai Baht	117,833,548	Sell	08/23/13	3,782,778	3,788,417	(5,639)
Barclays Bank PLC	Indian Rupee	45,436,038	Sell	08/23/13	792,712	757,379	35,333
Barclays Bank PLC	Romanian New Leu	1,951,487	Sell	08/23/13	566,854	565,546	1,308
Citigroup, Inc.	Polish Zloty	20,503,827	Sell	08/23/13	6,258,456	6,150,034	108,422
Citigroup, Inc.	Colombian Peso	12,348,750,000	Sell	07/12/13	6,675,000	6,419,066	255,934
Citigroup, Inc.	Philippine Peso	181,548,775	Sell	07/12/13	4,447,000	4,201,918	245,082
Deutsche Bank AG	Chinese Offshore Yuan	40,000,000	Sell	01/14/14	6,345,681	6,426,871	(81,190)
Deutsche Bank AG	South African Rand	47,731,665	Sell	08/23/13	4,670,879	4,791,109	(120,230)
Deutsche Bank AG	Malaysian Ringgit	16,820,052	Sell	08/23/13	5,334,788	5,304,743	30,045
Deutsche Bank AG	Peruvian Nuevo Sol	5,461,503	Sell	08/23/13	1,973,799	1,954,000	19,799
Deutsche Bank AG	Mexican Peso	65,707,552	Sell	08/23/13	5,097,560	5,046,612	50,948
Deutsche Bank AG	Brazilian Real	105,237,690	Sell	07/12/13	51,561,828	47,053,396	4,508,432
Deutsche Bank AG	Hungarian Forint	720,846,235	Sell	09/20/13	3,157,641	3,155,616	2,025
Deutsche Bank AG	Philippine Peso	254,217,275	Sell	07/12/13	6,227,000	5,883,820	343,180
Deutsche Bank AG	Philippine Peso	180,035,200	Sell	07/12/13	4,430,000	4,166,887	263,113
Deutsche Bank AG	Colombian Peso	5,571,206,670	Sell	07/12/13	3,065,836	2,895,997	169,839
Deutsche Bank AG	Chinese Yuan	76,000,000	Sell	08/09/13	12,089,398	12,340,411	(251,013)
Goldman Sachs & Co.	Chilean Peso	471,433,800	Sell	07/12/13	990,928	926,239	64,689
JPMorgan Chase & Co.	Indonesian Rupiah	52,884,352,940	Sell	08/23/13	5,071,867	5,295,469	(223,602)
JPMorgan Chase & Co.	Indonesian Rupiah	52,884,352,940	Sell	08/23/13	5,225,726	5,295,468	(69,742)
JPMorgan Chase & Co.	Russian Ruble	186,156,369	Sell	08/23/13	5,698,693	5,611,225	87,468
							$5,508,480

ING Intermediate Bond Portfolio Open Futures Contracts on June 30, 2013:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
U.S. Treasury 2-Year Note	808	09/30/13	$177,760,000	$(153,701)
U.S. Treasury 5-Year Note	249	09/30/13	30,140,673	(71,935)
U.S. Treasury Ultra Long Bond	58	09/19/13	8,544,125	(343,092)
			$216,444,798	$(568,728)
Short Contracts
U.S. Treasury 10-Year Note	(205)	09/19/13	$(25,945,312)	$537,898
U.S. Treasury Long Bond	(138)	09/19/13	(18,746,438)	73,794
			$(44,691,750)	$611,692

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
ING INTERMEDIATE BOND PORTFOLIO  AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2013 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$6,809,405
Interest rate contracts	Net Assets — Unrealized appreciation*	611,692
Total Asset Derivatives		$7,421,097
Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$2,449,054
Interest rate contracts	Net Assets — Unrealized depreciation*	568,728
Total Liability Derivatives		$3,017,782

*  Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Summary Portfolio of Investments.

The effect of derivative instruments on the Portfolio's Statement of Operations for the period ended June 30, 2013 was as follows:

	Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Investments*	Foreign Currency Related Transactions**	Futures	Swaps	Total
Credit contracts	$—	$—	$—	$(758,240)	$(758,240)
Foreign exchange contracts	—	(3,204,229)	—	—	(3,204,229)
Interest rate contracts	(932,644)	—	4,278,501	(3,666,838)	(320,981)
Total	$(932,644)	$(3,204,229)	$4,278,501	$(4,425,078)	$(4,283,450)
	Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Investments*	Foreign Currency Related Transactions**	Futures	Swaps	Total
Credit contracts	$—	$—	$—	$3,564,016	$3,564,016
Foreign exchange contracts	—	6,242,655	—	—	6,242,655
Interest rate contracts	848,066	—	(1,118,995)	4,776,628	4,505,699
Total	$848,066	$6,242,655	$(1,118,995)	$8,340,644	$14,312,370

*  Amounts recognized for purchased options are included in net realized gain (loss) on investments and net change in unrealized appreciation or depreciation on investments.

**  Amounts recognized for forward foreign currency contracts are included in net realized gain (loss) on foreign currency related transactions and net change in unrealized appreciation or depreciation on foreign currency related transactions.

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at June 30, 2013:

	Barclays Bank PLC	Citigroup, Inc.	Deutsche Bank AG	Goldman Sachs & Co.	HSBC	JPMorgan Chase & Co.	Totals
Assets:
Forward foreign currency contracts	$110,920	$975,834	$5,569,290	$64,689	$—	$88,672	$6,809,405
Total Assets	$110,920	$975,834	$5,569,290	$64,689	$—	$88,672	$6,809,405
Liabilities:
Forward foreign currency contracts	$92,229	$326,240	$1,569,256	$—	$56,702	$404,627	$2,449,054
Total Liabilities	$92,229	$326,240	$1,569,256	$—	$56,702	$404,627	$2,449,054
Net OTC derivative instruments by counterparty, at fair value	$18,691	$649,594	$4,000,034	$64,689	$(56,702)	$(315,955)	$4,360,351
Total collateral pledged by Portfolio/ (Received from counterparty)	$—	$(1,009,000)	$(4,100,000)	$—		$—	$(5,109,000)
Net Exposure(1)	$18,691	$(359,406)	$(99,966)	$64,689	$(56,702)	$(315,955)	$(748,649)

(1)  Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING MONEY MARKET PORTFOLIO  AS OF JUNE 30, 2013 (UNAUDITED)

Investment Type Allocation
as of June 30, 2013
(as a percentage of net assets)

Other Note	27.9%
Asset Backed Commercial Paper	24.6%
Government Agency Debt	14.3%
Financial Company Commercial Paper	11.8%
Government Agency Repurchase Agreement	9.2%
Certificates of Deposit	7.0%
Other Instrument	3.2%
Treasury Debt	1.9%
Assets in Excess of Other Liabilities	0.1%
Net Assets	100.0%

Portfolio holdings are subject to change daily.

Principal Amount†			Value	Percentage of Net Assets
ASSET BACKED COMMERCIAL PAPER: 24.6%
9,500,000		Barton Capital LLC, 0.090%,due 07/02/13	$9,499,976	1.1
19,000,000		Barton Capital LLC, 0.100%,due 07/01/13	19,000,000	2.2
36,250,000		Concord Minutement Capital Co., 0.200%, due 08/23/13	36,239,326	4.1
2,500,000		Concord Minutement Capital Co., 0.240%, due 08/16/13	2,499,233	0.3
38,500,000		Crown Point Capital Co., 0.200%,due 08/23/13	38,488,664	4.4
20,250,000		Jupiter Securitization Company LLC, 0.220%, due 10/04/13	20,238,244	2.3
3,000,000		Jupiter Securitization Company LLC, 0.240%, due 11/22/13	2,997,120	0.3
4,750,000		Jupiter Securitization Company LLC, 0.240%, due 12/11/13	4,744,838	0.5
9,000,000		Jupiter Securitization Company LLC, 0.240%, due 12/17/13	8,989,860	1.0
1,000,000		Old Line Funding LLC, 0.200%,due 10/21/13	999,378	0.1
17,750,000	#	Old Line Funding LLC, 0.214%,due 07/04/13	17,750,000	2.0
17,750,000		Old Line Funding LLC, 0.240%,due 12/20/13	17,729,647	2.0
5,000,000		Thunder Bay Funding LLC, 0.200%,due 10/10/13	4,997,194	0.6
4,000,000		Thunder Bay Funding LLC, 0.210%,due 07/01/13	4,000,000	0.5
17,200,000		Thunder Bay Funding LLC, 0.230%,due 12/06/13	17,182,638	2.0
Principal Amount†			Value	Percentage of Net Assets
10,500,000		Thunder Bay Funding LLC, 0.260%,due 09/23/13	$10,493,630	1.2
		Total Asset Backed Commercial Paper (Cost $215,849,748)	215,849,748	24.6
CERTIFICATES OF DEPOSIT: 7.0%
11,000,000		Australia & New Zealand Banking Group, 0.180%,due 07/03/13	11,000,024	1.3
7,000,000		Royal Bank of Canada NY, 0.688%,due 07/01/14	7,006,810	0.8
15,500,000		Standard Chartered Bank NY, 0.310%, due 10/07/13	15,501,050	1.8
250,000		Standard Chartered Bank NY, 0.330%, due 07/09/13	250,007	0.0
12,250,000		Svenska Handelsbanken NY, 0.255%, due 07/12/13	12,250,430	1.4
9,750,000		Toronto Dominion Bank NY, 0.305%, due 07/19/13	9,750,365	1.1
5,500,000		Westpac Banking Corp./NY, 0.353%, due 08/01/13	5,499,050	0.6
		Total Certificates of Deposit (Cost $61,257,736)	61,257,736	7.0
FINANCIAL COMPANY COMMERCIAL PAPER: 11.8%
19,000,000		ASB Finance Ltd. London, 0.100%,due 07/01/13	19,000,000	2.2
14,500,000	#	Australia & New Zealand Banking Group Ltd., 0.338%,due 07/18/13	14,500,000	1.6
500,000	#	Australia & New Zealand Banking Group Ltd., 0.372%,due 08/16/13	500,026	0.0
850,000		Commonwealth Bank of Australia, 0.140%, due 07/08/13	849,977	0.1
13,000,000		Commonwealth Bank of Australia, 0.170%, due 08/14/13	12,997,299	1.5
20,000,000		Deutsche Bank Finl LLC, 0.391%,due 07/01/13	20,000,000	2.3
6,250,000		HSBC Bank PLC, 0.452%, due 08/05/13	6,247,266	0.7
10,250,000		Rabobank USA Finance Corp., 0.261%, due 07/01/13	10,250,000	1.2
19,000,000		Toronto Dominion Holding USA, 0.080%, due 07/16/13	18,999,366	2.2
		Total Financial Company Commercial Paper (Cost $103,343,934)	103,343,934	11.8

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING MONEY MARKET PORTFOLIO  AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets
GOVERNMENT AGENCY DEBT: 14.3%
28,000,000		Federal Home Loan Bank Discount Notes, 0.075%,due 08/09/13	$27,997,725	3.2
83,750,000		Federal Home Loan Bank Discount Notes, 0.082%,due 08/21/13	83,740,264	9.5
1,250,000		Federal Home Loan Bank Discount Notes, 0.090%,due 08/23/13	1,249,834	0.1
12,750,000		Freddie Mac Discount Notes, 0.080%, due 08/12/13	12,748,810	1.5
		Total Government Agency Debt (Cost $125,736,633)	125,736,633	14.3
GOVERNMENT AGENCY REPURCHASE AGREEMENT: 9.2%
31,233,000		Deutsche Bank Repurchase Agreement dated 06/28/13, 0.180%, due 07/01/13, $31,233,469 to be received upon repurchase (Collateralized by $32,187,000, Freddie Mac Note, 1.000%, Market Value plus accrued interest $31,858,585 due 07/28/17)	31,233,000	3.5
50,000,000		Goldman Sachs Repurchase Agreement dated 06/28/13, 0.110%, due 07/01/13, $50,000,458 to be received upon repurchase (Collateralized by $50,993,000, Federal Farm Credit Bank Bond, 0.193%, Market Value plus accrued interest $51,000,897 due 09/14/15)	50,000,000	5.7
		Total Government Agency Repurchase Agreement (Cost $81,233,000)	81,233,000	9.2
OTHER INSTRUMENT: 3.2%
28,000,000		BlackRock Liquidity Funds, TempFund, Institutional Class, 0.144%, due 07/01/13	28,000,000	3.2
		Total Other Instrument (Cost $28,000,000)	28,000,000	3.2
OTHER NOTE: 27.9%
10,000,000	#	American Honda Finance, 0.331%,due 09/05/13	10,000,000	1.1
750,000	#	American Honda Finance, 0.913%,due 08/05/13	750,441	0.1
Principal Amount†			Value	Percentage of Net Assets
1,300,000	#	American Honda Finance, 1.625%,due 09/20/13	$1,303,841	0.2
2,705,000	#	ANZ New Zealand Int'l Ltd., 1.280%, due 09/20/13	2,716,598	0.3
3,750,000	#	ANZ New Zealand Int'l Ltd., 6.200%, due 07/19/13	3,760,957	0.4
1,750,000	#	Australia & New Zealand Banking Group Ltd., 2.125%,due 01/10/14	1,766,104	0.2
5,280,000		Bottling Group LLC, 5.000%,due 11/15/13	5,371,983	0.6
450,000		Caterpillar Financial Services Corp., 6.200%, due 09/30/13	456,676	0.1
230,000	#	Commonwealth Bank of Australia, 2.125%, due 03/17/14	232,830	0.0
802,000		Commonwealth Bank of Australia, 3.000%, due 09/20/13	806,729	0.1
2,400,000		General Electric Capital Corp., 0.280%, due 09/20/13	2,399,763	0.3
204,000		General Electric Capital Corp., 3.125%, due 03/12/14	207,632	0.0
1,400,000	#	HSBC Bank PLC, 0.925%, due 08/12/13	1,401,043	0.2
4,750,000	#	HSBC Bank PLC, 1.625%, due 08/12/13	4,756,664	0.5
3,900,000		JPMorgan Chase & Co., 1.023%,due 09/15/13	3,921,468	0.4
2,400,000		JPMorgan Chase & Co., 4.650%,due 06/01/14	2,489,269	0.3
3,000,000		JPMorgan Chase Bank NA, 0.331%,due 07/22/13	2,996,217	0.3
10,500,000		JPMorgan Chase Bank NA, 0.356%,due 07/22/13	10,500,000	1.2
1,776,923	#	Motor PLC, 0.683%, due 09/25/13	1,776,923	0.2
8,035,000		Pepsico, Inc., 0.875%, due 10/25/13	8,049,309	0.9
1,199,000		Pepsico, Inc., 3.750%, due 03/01/14	1,225,757	0.1
4,900,000	#	Rabobank Nederland, 4.200%,due 05/13/14	5,058,868	0.6
15,250,000	#	Royal Bank of Canada, 0.408%,due 07/02/13	15,250,000	1.7
20,500,000		Svenska Handelsbanken AB, 0.386%, due 07/04/13	20,500,000	2.3
2,000,000		Toronto Dominion Bank, 0.763%,due 08/01/13	2,003,077	0.2
7,500,000		Toyota Motor Credit Corp., 0.264%, due 09/11/13	7,500,000	0.9
11,000,000		Toyota Motor Credit Corp., 0.289%, due 08/24/13	11,000,000	1.3
4,500,000		Toyota Motor Credit Corp., 0.395%, due 07/25/13	4,500,000	0.5

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING MONEY MARKET PORTFOLIO  AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Principal Amount†		Value	Percentage of Net Assets
OTHER NOTE (continued)
9,500,000	Toyota Motor Credit Corp., 0.551%, due 07/19/13	$9,501,193	1.1
4,250,000	Toyota Motor Credit Corp., 0.678%, due 07/17/13	4,259,532	0.5
34,680,000	UBS AG Stamford CT, 2.250%,due 08/12/13	34,757,335	4.0
3,500,000	US Bancorp, 1.125%, due 10/30/13	3,507,727	0.4
3,118,000	US Bancorp, 1.375%, due 09/13/13	3,123,476	0.4
3,375,000	Wal-Mart Stores, Inc., 0.070%,due 07/17/13	3,374,895	0.4
30,750,000	Wells Fargo Bank NA, 0.380%,due 09/22/13	30,750,000	3.5
18,500,000	Westpac Banking Corp, 0.533%,due 07/29/13	18,500,000	2.1
4,250,000	Westpac Banking Corp, 0.533%,due 07/26/13	4,250,062	0.5
	Total Other Note (Cost $244,726,369)	244,726,369	27.9
Principal Amount†		Value	Percentage of Net Assets
TREASURY DEBT: 1.9%
17,000,000	United States Treasury Bill, 0.051%,due 09/26/13	$16,997,892	1.9
	Total Treasury Debt (Cost $16,997,892)	16,997,892	1.9
	Total Investments in Securities (Cost $877,145,312)	$877,145,312	99.9
	Assets in Excess of Other Liabilities	684,569	0.1
	Net Assets	$877,829,881	100.0

†  Unless otherwise indicated, principal amount is shown in USD.

#  Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

Cost for federal income tax purposes is the same as for financial statement purposes.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$—
Gross Unrealized Depreciation	—
Net Unrealized Depreciation	$—

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 06/30/13
Asset Table
Investments, at fair value
Certificates of Deposit	$—	$61,257,736	$—	$61,257,736
Government Agency Debt	—	125,736,633	—	125,736,633
Government Agency Repurchase Agreement	—	81,233,000	—	81,233,000
Treasury Debt	—	16,997,892	—	16,997,892
Financial Company Commercial Paper	—	103,343,934	—	103,343,934
Other Note	—	244,726,369	—	244,726,369
Other Instrument	28,000,000	—	—	28,000,000
Asset Backed Commercial Paper	—	215,849,748	—	215,849,748
Total Investments, at fair value	$28,000,000	$849,145,312	$—	$877,145,312

^  See Note 2, "Significant Accounting Policies" in the Notes to Financial Statements for additional information.

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
ING SMALL COMPANY PORTFOLIO   AS OF JUNE 30, 2013 (UNAUDITED)

Sector Diversification
as of June 30, 2013
(as a percentage of net assets)

Financials	22.9%
Industrials	18.0%
Information Technology	15.8%
Consumer Discretionary	15.2%
Health Care	8.9%
Energy	5.9%
Materials	5.2%
Utilities	2.8%
Consumer Staples	2.3%
Exchange-Traded Funds	1.3%
Assets in Excess of Other Liabilities*	1.7%
Net Assets	100.0%

* Includes short-term investments.

Portfolio holdings are subject to change daily.

Shares			Value	Percentage of Net Assets
COMMON STOCK: 97.0%
		Consumer Discretionary: 15.2%
91,500	@	Bally Technologies, Inc.	$5,162,430	0.8
123,600		Cheesecake Factory	5,177,604	0.8
99,600	@	Childrens Place Retail Stores, Inc.	5,458,080	0.9
296,900	@	Express, Inc.	6,225,993	1.0
126,700	@	Jack in the Box, Inc.	4,978,043	0.8
287,211		La-Z-Boy, Inc.	5,821,767	0.9
108,557	@	Life Time Fitness, Inc.	5,439,791	0.9
107,000		Wolverine World Wide, Inc.	5,843,270	0.9
1,902,504		Other Securities (a)	51,489,263	8.2
			95,596,241	15.2
		Consumer Staples: 2.3%
436,825		Other Securities	14,401,992	2.3
		Energy: 5.9%
296,800	@,L	Bill Barrett Corp.	6,001,296	1.0
226,715	@	Carrizo Oil & Gas, Inc.	6,422,836	1.0
178,700	@	EPL Oil & Gas, Inc.	5,246,632	0.8
131,900	@	Unit Corp.	5,616,302	0.9
2,111,651		Other Securities (a)	13,661,904	2.2
			36,948,970	5.9
		Financials: 22.9%
126,400		American Campus Communities, Inc.	5,139,424	0.8
329,682		CubeSmart	5,268,318	0.8
818,150		DCT Industrial Trust, Inc.	5,849,773	0.9
229,779		First American Financial Corp.	5,064,329	0.8
302,825		FirstMerit Corp.	6,065,585	1.0
236,618		LaSalle Hotel Properties	5,844,465	0.9
94,136		ProAssurance Corp.	4,910,134	0.8
108,318		Prosperity Bancshares, Inc.	5,609,789	0.9
Shares			Value	Percentage of Net Assets
141,985	@	Stifel Financial Corp.	$5,064,605	0.8
481,900		Susquehanna Bancshares, Inc.	6,192,415	1.0
234,000		Webster Financial Corp.	6,009,120	1.0
132,255		Wintrust Financial Corp.	5,062,721	0.8
2,681,627		Other Securities	78,469,996	12.4
			144,550,674	22.9
		Health Care: 8.9%
144,145	@	Align Technology, Inc.	5,339,131	0.9
229,037	@	Healthsouth Corp.	6,596,266	1.0
1,385,635		Other Securities (a)	43,985,062	7.0
			55,920,459	8.9
		Industrials: 18.0%
191,085		Actuant Corp.	6,300,073	1.0
83,395		Acuity Brands, Inc.	6,297,990	1.0
186,500		Barnes Group, Inc.	5,593,135	0.9
435,000	@	Blount International, Inc.	5,141,700	0.8
211,600		Brady Corp.	6,502,468	1.0
385,600		Heartland Express, Inc.	5,348,272	0.9
145,196	@	HUB Group, Inc.	5,288,038	0.8
329,000	@	Orbital Sciences Corp.	5,714,730	0.9
70,500	@	Teledyne Technologies, Inc.	5,453,175	0.9
139,739		Waste Connections, Inc.	5,748,863	0.9
107,213		Watts Water Technologies, Inc.	4,861,037	0.8
140,452		Woodward Governor Co.	5,618,080	0.9
1,577,909		Other Securities (a)	45,569,840	7.2
			113,437,401	18.0
		Information Technology: 15.8%
195,700	@	Cardtronics, Inc.	5,401,320	0.8
129,589	@	Micros Systems, Inc.	5,591,766	0.9
238,340	@	Microsemi Corp.	5,422,235	0.9
217,600	@	Progress Software Corp.	5,006,976	0.8

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
ING SMALL COMPANY PORTFOLIO   AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Shares			Value	Percentage of Net Assets
		Information Technology (continued)
230,400	@	PTC, Inc.	$5,651,712	0.9
178,600	@	QLIK Technologies, Inc.	5,049,022	0.8
86,200	@	Sourcefire, Inc.	4,788,410	0.8
3,549,307		Other Securities (a)	62,388,438	9.9
			99,299,879	15.8
		Materials: 5.2%
132,820		Buckeye Technologies, Inc.	4,919,653	0.8
371,947		Commercial Metals Co.	5,493,657	0.9
173,000		HB Fuller Co.	6,541,130	1.0
1,569,150		Other Securities (a)	16,089,793	2.5
			33,044,233	5.2
		Utilities: 2.8%
145,097		El Paso Electric Co.	5,123,375	0.8
308,085		Other Securities	12,705,768	2.0
			17,829,143	2.8
		Total Common Stock (Cost $511,079,185)	611,028,992	97.0
EXCHANGE-TRADED FUNDS: 1.3%
84,400		iShares Russell 2000 Index Fund	8,200,304	1.3
		Total Exchange-Traded Funds (Cost $6,948,516)	8,200,304	1.3
		Total Long-Term Investments (Cost $518,027,701)	619,229,296	98.3
Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 4.8%
		Securities Lending Collateralcc(1): 3.5%
5,240,573		Cantor Fitzgerald, Repurchase Agreement dated 06/28/13, 0.23%, due 07/01/13 (Repurchase Amount $5,240,672, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-12.500%, Market Value plus accrued interest $5,345,385, due 07/15/13-05/01/51)	$5,240,573	0.8
Principal Amount†		Value	Percentage of Net Assets
5,240,573	Citigroup, Inc., Repurchase Agreement dated 06/28/13, 0.12%, due 07/01/13 (Repurchase Amount $5,240,625, collateralized by various U.S. Government Agency Obligations, 0.000%-6.250%, Market Value plus accrued interest $5,345,405, due 07/03/13-05/15/37)	$5,240,573	0.9
1,103,258	Deutsche Bank AG, Repurchase Agreement dated 06/28/13, 0.15%, due 07/01/13 (Repurchase Amount $1,103,272, collateralized by various U.S. Government Securities, 0.000%-2.125%, Market Value plus accrued interest $1,125,323, due 07/05/13-08/15/21)	1,103,258	0.2
5,240,573	Morgan Stanley, Repurchase Agreement dated 06/28/13, 0.15%, due 07/01/13 (Repurchase Amount $5,240,638, collateralized by various U.S. Government Agency Obligations, 2.189%-5.000%, Market Value plus accrued interest $5,345,384, due 06/01/18-04/01/43)	5,240,573	0.8
5,240,573	Nomura Securities, Repurchase Agreement dated 06/28/13, 0.16%, due 07/01/13 (Repurchase Amount $5,240,642, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-8.875%, Market Value plus accrued interest $5,345,385, due 12/04/13-08/27/32)	5,240,573	0.8
		22,065,550	3.5
See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
ING SMALL COMPANY PORTFOLIO   AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.3%
8,296,237	BlackRock Liquidity Funds, TempFund, Institutional Class (Cost $8,296,237)	$8,296,237	1.3
	Total Short-Term Investments (Cost $30,361,787)	30,361,787	4.8
	Total Investments in Securities (Cost $548,389,488)	$649,591,083	103.1
	Liabilities in Excess of Other Assets	(19,349,621)	(3.1)
	Net Assets	$630,241,462	100.0

  "Other Securities" represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2013.

  The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

†  Unless otherwise indicated, principal amount is shown in USD.

@  Non-income producing security

cc  Securities purchased with cash collateral for securities loaned.

L  Loaned security, a portion or all of the security is on loan at June 30, 2013.

(1)  Collateral received from brokers for securities lending was invested into these short-term investments.

(a)  This grouping contains securities on loan.

  Cost for federal income tax purposes is $554,790,943.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$121,394,637
Gross Unrealized Depreciation	(26,594,497)
Net Unrealized Appreciation	$94,800,140

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 06/30/13
Asset Table
Investments, at fair value
Common Stock*	$611,028,992	$—	$—	$611,028,992
Exchange-Traded Funds	8,200,304	—	—	8,200,304
Short-Term Investments	8,296,237	22,065,550	—	30,361,787
Total Investments, at fair value	$627,525,533	$22,065,550	$—	$649,591,083

^  See Note 2, "Significant Accounting Policies" in the Notes to Financial Statements for additional information.

*  For further breakdown of Common Stock by Industry type, please refer to the Summary Portfolio of Investments.

See Accompanying Notes to Financial Statements

SHAREHOLDER MEETING INFORMATION (UNAUDITED)

A special meeting of shareholders of the ING Balanced Portfolio, Inc., ING Intermediate Bond Portfolio, ING Variable Funds and ING Variable Portfolios, Inc. Registrants were held April 22, 2013, at the offices of ING Funds, 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ 85258.

Proposals:

1  To approve a new investment advisory agreement for each Portfolio with ING Investments prompted by the IPO, and to approve, under certain circumstances, any future advisory agreements prompted by Change of Control Events that occur as part of the Separation Plan.

2  To approve a new investment sub-advisory agreement for each Portfolio between ING Investments and ING IM prompted by the IPO, and to approve, under certain circumstances, any future sub-advisory agreements prompted by Change of Control Events that occur as part of the Separation Plan.

4  To approve a modification to the current manager-of-managers policy to permit ING Investments, subject to prior approval by the Board, to enter into and materially amend agreements with wholly owned sub-advisers without obtaining the approval of the Portfolio's shareholders.

5  To elect 13 nominees to the Board.

	Proposal		Shares voted for	Shares voted against or withheld	Shares abstained	Broker non-vote	Total Shares Voted
ING Balanced Portfolio	1	*	30,555,708.030	2,188,562.220	2,232,050.363	0.000	34,976,320.613
	2	*	30,412,685.445	2,360,799.141	2,202,836.027	0.000	34,976,320.613
	4	*	24,303,959.108	3,911,440.808	6,760,920.697	0.000	34,976,320.613

*  Proposals Passed

ING Balanced Portfolio, Inc.

	Proposal		For All	Withhold All	For all Except	Broker non-vote	Total Shares Voted
Colleen D. Baldwin	5	*	33,810,074.947	1,166,245.666	0.000	0.000	34,976,320.613
John V. Boyer	5	*	33,693,860.137	1,282,460.476	0.000	0.000	34,976,320.613
Patricia W. Chadwick	5	*	33,803,120.947	1,173,199.666	0.000	0.000	34,976,320.613
Albert E. DePrince, Jr.	5	*	33,652,675.137	1,323,645.476	0.000	0.000	34,976,320.613
Peter S. Drotch	5	*	33,614,159.137	1,362,161.476	0.000	0.000	34,976,320.613
J. Michael Earley	5	*	33,597,832.137	1,378,488.476	0.000	0.000	34,976,320.613
Martin J. Gavin	5	*	33,592,211.137	1,384,109.476	0.000	0.000	34,976,320.613
Russell H. Jones	5	*	33,658,387.911	1,317,932.702	0.000	0.000	34,976,320.613
Patrick W. Kenny	5	*	33,498,888.137	1,477,432.476	0.000	0.000	34,976,320.613
Shaun P. Mathews	5	*	33,668,997.137	1,307,323.476	0.000	0.000	34,976,320.613
Joseph E. Obermeyer	5	*	33,564,965.137	1,411,355.476	0.000	0.000	34,976,320.613
Sheryl K. Pressler	5	*	33,852,426.947	1,123,893.666	0.000	0.000	34,976,320.613
Roger B. Vincent	5	*	33,621,958.137	1,354,362.476	0.000	0.000	34,976,320.613

*  Proposal Passed

	Proposal		Shares voted for	Shares voted against or withheld	Shares abstained	Broker non-vote	Total Shares Voted
ING Intermediate Bond Portfolio	1	*	122,891,857.893	6,917,235.103	13,006,090.855	5,513.141	142,820,696.992
	2	*	122,075,520.108	7,245,825.888	13,493,837.355	5,513.641	142,820,696.992
	4	*	117,376,341.780	13,440,943.893	11,997,897.928	5,513.391	142,820,696.992

*  Proposals Passed

ING Intermediate Bond Portfolio

	Proposal		For All	Withhold All	For all Except	Broker non-vote	Total Shares Voted
Colleen D. Baldwin	5	*	136,549,100.622	6,271,596.370	0.000	0.000	142,820,696.992
John V. Boyer	5	*	136,532,102.447	6,288,594.545	0.000	0.000	142,820,696.992
Patricia W. Chadwick	5	*	136,527,177.712	6,293,519.280	0.000	0.000	142,820,696.992
Albert E. DePrince, Jr.	5	*	136,539,593.447	6,281,103.545	0.000	0.000	142,820,696.992

SHAREHOLDER MEETING INFORMATION (UNAUDITED) (CONTINUED)

ING Intermediate Bond Portfolio

	Proposal		For All	Withhold All	For all Except	Broker non-vote	Total Shares Voted
Peter S. Drotch	5	*	136,635,275.447	6,185,421.545	0.000	0.000	142,820,696.992
J. Michael Earley	5	*	136,529,791.447	6,290,905.545	0.000	0.000	142,820,696.992
Martin J. Gavin	5	*	136,741,901.447	6,078,795.545	0.000	0.000	142,820,696.992
Russell H. Jones	5	*	136,698,080.369	6,122,616.623	0.000	0.000	142,820,696.992
Patrick W. Kenny	5	*	136,613,168.447	6,207,528.545	0.000	0.000	142,820,696.992
Shaun P. Mathews	5	*	136,508,632.622	6,312,064.370	0.000	0.000	142,820,696.992
Joseph E. Obermeyer	5	*	136,570,464.447	6,250,232.545	0.000	0.000	142,820,696.992
Sheryl K. Pressler	5	*	136,571,248.712	6,249,448.280	0.000	0.000	142,820,696.992
Roger B. Vincent	5	*	136,505,222.447	6,315,474.545	0.000	0.000	142,820,696.992

*  Proposal Passed

	Proposal		Shares voted for	Shares voted against or withheld	Shares abstained	Broker non-vote	Total Shares Voted
ING Growth and Income Portfolio	1	*	120,667,992.622	8,511,852.211	13,162,858.563	21,321.680	142,364,025.076
	2	*	120,312,034.540	8,811,335.197	13,219,333.659	21,321.680	142,364,025.076
	4	*	115,456,468.292	14,419,528.133	12,466,706.721	21,321.930	142,364,025.076

*  Proposals Passed

ING Variable Funds

	Proposal		For All	Withhold All	For all Except	Broker non-vote	Total Shares Voted
Colleen D. Baldwin	5	*	135,984,097.846	6,379,927.230	0.000	0.000	142,364,025.076
John V. Boyer	5	*	135,874,607.112	6,489,417.964	0.000	0.000	142,364,025.076
Patricia W. Chadwick	5	*	135,937,601.683	6,426,423.393	0.000	0.000	142,364,025.076
Albert E. DePrince, Jr.	5	*	135,474,264.436	6,889,760.640	0.000	0.000	142,364,025.076
Peter S. Drotch	5	*	135,559,451.422	6,804,573.654	0.000	0.000	142,364,025.076
J. Michael Earley	5	*	135,657,299.876	6,706,725.200	0.000	0.000	142,364,025.076
Martin J. Gavin	5	*	135,727,048.650	6,636,976.426	0.000	0.000	142,364,025.076
Russell H. Jones	5	*	135,942,221.701	6,421,803.375	0.000	0.000	142,364,025.076
Patrick W. Kenny	5	*	135,742,495.575	6,621,529.501	0.000	0.000	142,364,025.076
Shaun P. Mathews	5	*	135,729,532.265	6,634,492.811	0.000	0.000	142,364,025.076
Joseph E. Obermeyer	5	*	135,726,003.650	6,638,021.426	0.000	0.000	142,364,025.076
Sheryl K. Pressler	5	*	136,077,559.846	6,286,465.230	0.000	0.000	142,364,025.076
Roger B. Vincent	5	*	135,646,954.510	6,717,070.566	0.000	0.000	142,364,025.076

*  Proposal Passed

	Proposal		Shares voted for	Shares voted against or withheld	Shares abstained	Broker non-vote	Total Shares Voted
ING Small Company Portfolio	1	*	18,714,122.000	1,687,122.000	1,880,968.000	0.000	22,282,212.000
	2	*	18,706,758.667	1,807,103.667	1,768,349.666	0.000	22,282,212.000
	4	*	17,793,645.667	2,638,849.667	1,849,716.666	0.000	22,282,212.000

*  Proposals Passed

ING Variable Portfolios, Inc.

	Proposal		For All	Withhold All	For all Except	Broker non-vote	Total Shares Voted
Colleen D. Baldwin	5	*	980,377,634.237	49,269,114.925	0.000	0.000	1,029,646,749.162
John V. Boyer	5	*	980,864,708.237	48,782,040.925	0.000	0.000	1,029,646,749.162
Patricia W. Chadwick	5	*	980,769,531.237	48,877,217.925	0.000	0.000	1,029,646,749.162
Albert E. DePrince, Jr.	5	*	979,807,468.973	49,839,280.189	0.000	0.000	1,029,646,749.162

SHAREHOLDER MEETING INFORMATION (UNAUDITED) (CONTINUED)

ING Variable Portfolios, Inc.

	Proposal		For All	Withhold All	For all Except	Broker non-vote	Total Shares Voted
Peter S. Drotch	5	*	981,149,180.973	48,497,568.189	0.000	0.000	1,029,646,749.162
J. Michael Earley	5	*	981,054,494.237	48,592,254.925	0.000	0.000	1,029,646,749.162
Martin J. Gavin	5	*	981,585,764.237	48,060,984.925	0.000	0.000	1,029,646,749.162
Russell H. Jones	5	*	981,602,525.973	48,044,223.189	0.000	0.000	1,029,646,749.162
Patrick W. Kenny	5	*	980,748,578.973	48,898,170.189	0.000	0.000	1,029,646,749.162
Shaun P. Mathews	5	*	981,535,233.237	48,111,515.925	0.000	0.000	1,029,646,749.162
Joseph E. Obermeyer	5	*	980,237,431.237	49,409,317.925	0.000	0.000	1,029,646,749.162
Sheryl K. Pressler	5	*	980,025,511.237	49,621,237.925	0.000	0.000	1,029,646,749.162
Roger B. Vincent	5	*	980,862,692.237	48,784,056.925	0.000	0.000	1,029,646,749.162

*  Proposal Passed

A special meeting of shareholders of the ING Money Market Portfolio Registrant was held April 22, 2013, at the offices of ING Funds, 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ 85258.

Proposals:

1  To approve a new investment advisory agreement for each Portfolio with ING Investments prompted by the IPO, and to approve, under certain circumstances, any future advisory agreements prompted by Change of Control Events that occur as part of the Separation Plan.

2  To approve a new investment sub-advisory agreement for each Portfolio between ING Investments and ING IM prompted by the IPO, and to approve, under certain circumstances, any future sub-advisory agreements prompted by Change of Control Events that occur as part of the Separation Plan.

3  To elect 13 nominees to the Board.

4  To approve a modification to the current manager-of-managers policy to permit ING Investments, subject to prior approval by the Board, to enter into and materially amend agreements with wholly owned sub-advisers without obtaining the approval of the Portfolio's shareholders.

5  To approve a change in the fundamental investment policy governing concentration with respect to ING Money Market Portfolio.

	Proposal		Shares voted for	Shares voted against or withheld	Shares abstained	Broker non-vote	Total Shares Voted
ING Money Market Portfolio	1	*	341,645,066.496	38,924,087.067	29,820,107.885	59,551.000	410,448,812.448
	2	*	341,887,475.932	39,445,917.908	29,055,867.858	59,550.750	410,448,812.448
	Proposal		For All	Withhold All	For all Except	Broker non-vote	Total Shares Voted
Colleen D. Baldwin	3	*	375,291,578.803	35,157,233.645	0.000	0.000	410,448,812.448
John V. Boyer	3	*	375,540,214.257	34,908,598.191	0.000	0.000	410,448,812.448
Patricia W. Chadwick	3	*	375,656,650.803	34,792,161.645	0.000	0.000	410,448,812.448
Albert E. DePrince, Jr.	3	*	375,555,835.257	34,892,977.191	0.000	0.000	410,448,812.448
Peter S. Drotch	3	*	375,409,689.257	35,039,123.191	0.000	0.000	410,448,812.448
J. Michael Earley	3	*	375,516,545.257	34,932,267.191	0.000	0.000	410,448,812.448
Martin J. Gavin	3	*	375,498,211.257	34,950,601.191	0.000	0.000	410,448,812.448
Russell H. Jones	3	*	375,298,343.257	35,150,469.191	0.000	0.000	410,448,812.448
Patrick W. Kenny	3	*	375,530,471.257	34,918,341.191	0.000	0.000	410,448,812.448
Shaun P. Mathews	3	*	373,929,757.257	36,519,055.191	0.000	0.000	410,448,812.448
Joseph E. Obermeyer	3	*	375,417,166.257	35,031,646.191	0.000	0.000	410,448,812.448
Sheryl K. Pressler	3	*	375,457,339.803	34,991,472.645	0.000	0.000	410,448,812.448
Roger B. Vincent	3	*	375,573,210.257	34,875,602.191	0.000	0.000	410,448,812.448
	Proposal		Shares voted for	Shares voted against or withheld	Shares abstained	Broker non-vote	Total Shares Voted
	4	*	320,259,756.739	59,633,501.101	30,496,003.858	59,550.750	410,448,812.448
	5	*	333,856,638.510	46,072,876.553	30,459,746.635	59,550.750	410,448,812.448

*  Proposals deferred; adjourned to April 26, 2013

SHAREHOLDER MEETING INFORMATION (UNAUDITED) (CONTINUED)

A special meeting of shareholders of the ING Money Market Portfolio Registrant was held April 26, 2013, at the offices of ING Funds, 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ 85258.

	Proposal		Shares voted for	Shares voted against or withheld	Shares abstained	Broker non-vote	Total Shares Voted
ING Money Market Portfolio	1*		373,080,173.215	29,000,395.180	31,242,815.053	59,551.000	433,382,934.448
	2	*	373,212,141.125	29,527,747.192	30,583,494.881	59,551.250	433,382,934.448
	Proposal		For All	Withhold All	For all Except	Broker non-vote	Total Shares Voted
Colleen D. Baldwin	3	*	396,179,301.764	37,203,632.684	0.000	0.000	433,382,934.448
John V. Boyer	3	*	396,367,733.327	37,015,201.121	0.000	0.000	433,382,934.448
Patricia W. Chadwick	3	*	396,447,449.764	36,935,484.684	0.000	0.000	433,382,934.448
Albert E. DePrince, Jr.	3	*	396,378,882.327	37,004,052.121	0.000	0.000	433,382,934.448
Peter S. Drotch	3	*	396,278,394.327	37,104,540.121	0.000	0.000	433,382,934.448
J. Michael Earley	3	*	396,351,988.327	37,030,946.121	0.000	0.000	433,382,934.448
Martin J. Gavin	3	*	396,339,001.327	37,043,933.121	0.000	0.000	433,382,934.448
Russell H. Jones	3	*	396,199,804.327	37,183,130.121	0.000	0.000	433,382,934.448
Patrick W. Kenny	3	*	396,361,081.327	37,021,853.121	0.000	0.000	433,382,934.448
Shaun P. Mathews	3	*	395,265,913.327	38,117,021.121	0.000	0.000	433,382,934.448
Joseph E. Obermeyer	3	*	396,283,966.327	37,098,968.121	0.000	0.000	433,382,934.448
Sheryl K. Pressler	3	*	396,311,026.764	37,071,907.684	0.000	0.000	433,382,934.448
Roger B. Vincent	3	*	396,390,316.327	36,992,618.121	0.000	0.000	433,382,934.448
	Proposal		Shares voted for	Shares voted against or withheld	Shares abstained	Broker non-vote	Total Shares Voted
	4	*	350,424,790.959	51,351,550.358	31,547,041.881	59,551.250	433,382,934.448
	5	*	360,282,975.891	39,571,229.004	33,469,178.303	59,551.250	433,382,934.448

*  Proposals deferred; adjourned to May 13, 2013

A special meeting of shareholders of the ING Money Market Portfolio Registrant was held May 13, 2013, at the offices of ING Funds, 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ 85258.

	Proposal		Shares voted for	Shares voted against or withheld	Shares abstained	Broker non-vote	Total Shares Voted
ING Money Market Portfolio	1	*	414,331,117.693	23,795,767.851	46,250,538.904	59,551.000	484,436,975.448
	2	*	412,866,942.171	25,752,755.872	45,757,726.405	59,551.000	484,436,975.448
	Proposal		For All	Withhold All	For all Except	Broker non-vote	Total Shares Voted
Colleen D. Baldwin	3	*	434,532,769.911	49,904,205.537	0.000	0.000	484,436,975.448
John V. Boyer	3	*	434,679,658.428	49,757,317.020	0.000	0.000	484,436,975.448
Patricia W. Chadwick	3	*	434,731,103.911	49,705,871.537	0.000	0.000	484,436,975.448
Albert E. DePrince, Jr.	3	*	434,856,738.428	49,580,237.020	0.000	0.000	484,436,975.448
Peter S. Drotch	3	*	434,791,402.428	49,645,573.020	0.000	0.000	484,436,975.448
J. Michael Earley	3	*	434,670,173.428	49,766,802.020	0.000	0.000	484,436,975.448
Martin J. Gavin	3	*	434,661,164.428	49,775,811.020	0.000	0.000	484,436,975.448
Russell H. Jones	3	*	434,568,871.428	49,868,104.020	0.000	0.000	484,436,975.448
Patrick W. Kenny	3	*	434,844,636.428	49,592,339.020	0.000	0.000	484,436,975.448
Shaun P. Mathews	3	*	434,140,380.428	50,296,595.020	0.000	0.000	484,436,975.448
Joseph E. Obermeyer	3	*	434,626,390.428	49,810,585.020	0.000	0.000	484,436,975.448
Sheryl K. Pressler	3	*	434,812,570.911	49,624,404.537	0.000	0.000	484,436,975.448
Roger B. Vincent	3	*	434,694,182.428	49,742,793.020	0.000	0.000	484,436,975.448
	Proposal		Shares voted for	Shares voted against or withheld	Shares abstained	Broker non-vote	Total Shares Voted
	4	*	397,142,567.572	40,516,210.471	46,718,646.405	59,551.000	484,436,975.448
	5	*	403,305,754.614	32,687,169.930	48,384,499.904	59,551.000	484,436,975.448

*  Proposals Passed

ADVISORY CONTRACT APPROVAL DISCUSSION (UNAUDITED)

SEPARATION PLAN — FACTORS CONSIDERED BY THE BOARD

The divestiture of ING U.S., Inc. ("ING U.S.") by ING Groep (the "Separation Plan") contemplates one or more transactions, commencing with an initial public offering of ING U.S. common stock (the "IPO"), that are expected to result in a direct or indirect "Change of Control Event" for ING Investments, LLC ("ING Investments") and ING Investment Management Co. LLC ("ING IM"), which in turn will result in the automatic termination of the advisory agreement for each Portfolio with ING Investments (each a "Current Advisory Agreement") and the sub-advisory agreement between ING Investments and ING IM with respect to each Portfolio (each a "Current Sub-Advisory Agreement" and collectively with the Current Advisory Agreements, the "Current Agreements"). The decision by the Board, including a majority of the Independent Directors, to approve a new investment advisory agreement for the Portfolios with ING Investments (the "Proposed Advisory Agreement") and a new investment sub-advisory agreement between ING Investments and ING IM with respect to each Portfolio (the "Proposed Sub-Advisory Agreements," and collectively with the Proposed Advisory Agreement, the "Proposed Agreements") and to recommend approval of the Proposed Agreements by shareholders of the Portfolios was based on a determination by the Board that it would be consistent with the interests of the shareholders of each Portfolio for ING Investments and ING IM to continue providing investment advisory, sub-advisory and related services for the Portfolios, without interruption, as consummation of the Separation Plan proceeds.

Prior to taking any action to approve the Proposed Agreements, the Board, acting primarily through its Contracts Committee, conducted a thorough review of the quality, extent and nature of the services currently being provided by ING Investments and ING IM under the Current Agreements and to be provided under the Proposed Agreements. The Contracts Committee is a committee comprised of all of the Independent Directors and exclusively of the Independent Directors. A substantial portion of this review was conducted as part of, and in conjunction with, the Contracts Committee's annual review of the Current Agreements, which were most recently approved for continuation at a meeting of the Board held on December 12, 2012. A description of the process followed by the Contracts Committee and the Board in approving continuation of the Current Agreements, including the information reviewed, material factors considered and related conclusions reached in approving continuation of the Current Agreements, is set forth in the Portfolios' Annual Report, dated December 31, 2012, under the section titled "BOARD CONSIDERATIONS IN APPROVING CONTINUATION OF THE CURRENT INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS" (the "Current Agreement Considerations").

Each of the material factors considered and related conclusions reached by the Board in connection with the decision to approve continuation of the Current Agreements was also a material factor considered and related conclusion reached by the Board in connection with the decision to approve the Proposed Agreements. As described in greater detail in the Current Agreement Considerations, these factors and conclusions related to, among other things: (1) the nature, extent and quality of the services to be provided under the Proposed Agreements; (2) the performance of the Portfolios; (3) the management fees, sub-advisory fees and other expenses of the Portfolios; (4) the profits realized by ING Investments and its affiliates from operating the Portfolios; and (5) the extent to which benefits from economies of scale can be expected to be realized by the Portfolios, ING Investments and its affiliates as assets of the Portfolios grow.

In addition to the information identified in the Current Agreement Considerations, the Contracts Committee requested and evaluated other information relating to the potential impact of implementation of the Separation Plan on the operations, personnel, organizational structure, capitalization, and financial and other resources of ING Investments and ING IM. Among other things, the Contracts Committee, acting through independent legal counsel to the Independent Directors ("Independent Counsel"), prepared and delivered to ING Investments written inquiries regarding the IPO, the Separation Plan, and the potential impact of the IPO and the Separation Plan on the Portfolios, if any, and on the business and operations of ING U.S. and its affiliated entities, including ING Investments and ING IM. Written and oral responses to these inquiries were received and considered by the Contracts Committee prior to making its recommendations to the Board.

In connection with its consideration of the Proposed Agreements, the Contracts Committee reviewed the preliminary registration statement on Form S-1 of ING U.S. filed with the Securities and Exchange Commission on November 9, 2012 (the "S-1 Registration") relating to the proposed IPO and

ADVISORY CONTRACT APPROVAL DISCUSSION (UNAUDITED) (CONTINUED)

participated in meetings with senior management of ING U.S., ING Investments, and ING IM regarding the information presented in the S-1 Registration and related matters. Among other things, the Contracts Committee considered the arrangements anticipated to be in place between ING Groep and ING U.S. during the course of the Separation Plan, the anticipated use of the potential proceeds that may be realized from the IPO and potential capital structure of ING U.S. following the IPO, as well as the potential short-term and long-term financial consequences to ING U.S. of the closed book of variable annuity business that would be maintained by subsidiary insurance companies of ING U.S. To assist them in their review and consideration of the S-1 Registration and related matters, the Independent Directors retained the services of special independent counsel ("Special Counsel"), which had retained the services of an independent investment banking firm with extensive experience relating to business operations of the type to be conducted by ING U.S. The Independent Directors met with Independent Counsel, Special Counsel and the investment banking firm retained by Special Counsel to discuss and consider ING U.S.'s anticipated business plan and capitalization (as presented in the S-1 Registration and related information provided by ING Investments and its affiliates), including the potential implications to ING Investments and its non-insurance affiliates of insurance regulations and related capitalization requirements.

During the course of their consideration of the Current Agreements and the Proposed Agreements, the Independent Directors met with senior management representatives of ING U.S. and received information regarding: (1) the anticipated management and organizational structure of ING U.S. and its affiliates; (2) the anticipated capital structure of ING U.S. following the IPO and during the implementation of other components of the Separation Plan; (3) the lines of business in which ING U.S. is expected to operate following the IPO; and (4) the actions being taken to retain and promote continuity of key investment management and other professional personnel of ING Investments and ING IM. In addition, beginning in 2011 and periodically throughout 2012, the Independent Directors met with and received reports from senior management of ING Investments and its affiliates regarding, among other things, the financial condition and results of operations of ING U.S. and its investment management line of business, organizational and personnel changes within ING U.S.

and actions being taken by ING U.S. in preparation for the proposed IPO and implementation of the Separation Plan. The Independent Directors also received and reviewed copies of financial statements of ING U.S. as and when such statements became publicly available, including most recently the financial statements of ING U.S. for the quarter ended September 30, 2012.

Based on the foregoing and other relevant considerations, at a meeting of the Board held on January 9, 2013, the Board, including all of the Independent Directors/Trustees, acting on the recommendation of the Contracts Committee, voted to approve the Proposed Agreements and to recommend approval of the Proposed Agreements by shareholders of the Portfolios. The conclusions reached by the Contracts Committee and the Board were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Director/Trustee may have afforded a different weight to the various factors in reaching conclusions with respect to each of the Proposed Agreements.

Investment Adviser

ING Investments, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258

Administrator

ING Funds Services, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258

Distributor

ING Investments Distributor, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258

Transfer Agent

BNY Mellon Investment Servicing (U.S.) Inc.
301 Bellevue Parkway
Wilmington, Delaware 19809

Custodian

The Bank of New York Mellon
One Wall Street
New York, New York 10286

Legal Counsel

Goodwin Procter LLP
Exchange Place
53 State Street
Boston, Massachusetts 02109

Before investing, carefully consider the investment objectives, risks, charges and expenses of the variable universal life insurance policy or variable annuity contract and the underlying variable investment options. This and other information is contained in the prospectus for the variable universal life policy or variable annuity contract and the underlying variable investment options. Obtain these prospectuses from your agent/registered representative and read them carefully before investing.

VPSAR-ACAPAPALL (0613-082313)

ITEM 2.	CODE OF ETHICS.

Not required for semi-annual filing.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not required for semi-annual filing.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required for semi-annual filing.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not required for semi-annual filing.

ITEM 6.	SCHEDULE OF INVESTMENTS.

PORTFOLIO OF INVESTMENTS
ING INTERMEDIATE BOND PORTFOLIO	AS OF JUNE 30, 2013 (UNAUDITED)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 24.9%
		Consumer Discretionary: 1.8%
1,476,000		Brinker International, Inc., 2.600%, 05/15/18	1,445,751	0.1
2,350,000		Cablevision Systems Corp., 8.625%, 09/15/17	2,679,000	0.1
1,505,000	#	Carlson Wagonlit BV, 6.875%, 06/15/19	1,527,575	0.1
1,500,000	#	COX Communications, Inc., 4.500%, 06/30/43	1,297,309	0.1
3,661,000		DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 2.400%, 03/15/17	3,680,854	0.2
1,318,000		DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 3.800%, 03/15/22	1,267,681	0.1
2,272,000		DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 5.150%, 03/15/42	2,036,003	0.1
1,010,000	#	DISH DBS Corp., 4.250%, 04/01/18	994,850	0.0
2,474,000		Macy’s Retail Holdings, Inc., 4.300%, 02/15/43	2,137,660	0.1
3,275,000		Mediacom, LLC, 7.250%, 02/15/22	3,463,312	0.2
1,069,000		NBCUniversal Media, LLC, 4.450%, 01/15/43	1,003,040	0.0
2,940,000		News America, Inc., 3.000%, 09/15/22	2,747,689	0.1
1,961,000	#	Pearson Funding Five PLC, 3.250%, 05/08/23	1,810,348	0.1
826,000		Time Warner, Inc., 6.500%, 11/15/36	937,994	0.0
2,306,000		Toll Brothers Finance Corp., 6.750%, 11/01/19	2,617,310	0.1
2,370,000	#	Viacom, Inc., 4.375%, 03/15/43	2,020,181	0.1
2,517,000		WPP Finance 2010, 5.125%, 09/07/42	2,333,375	0.1
2,875,000	#	XM Satellite Radio, Inc., 7.625%, 11/01/18	3,148,125	0.2
			37,148,057	1.8

		Consumer Staples: 0.4%
3,750,000		Constellation Brands, Inc., 7.250%, 05/15/17	4,293,750	0.2
2,835,000	#	Hawk Acquisition Sub, Inc., 4.250%, 10/15/20	2,718,056	0.1
1,826,000		Walgreen Co., 4.400%, 09/15/42	1,649,525	0.1
			8,661,331	0.4

		Energy: 3.2%
2,650,000	L	Alpha Natural Resources, Inc., 6.250%, 06/01/21	2,126,625	0.1
1,630,000		Anadarko Petroleum Corp., 6.375%, 09/15/17	1,875,636	0.1
4,619,000		BP Capital Markets PLC, 2.750%, 05/10/23	4,277,190	0.2
1,225,000		Chesapeake Energy Corp., 6.625%, 08/15/20	1,323,000	0.1
1,005,000	#	Chesapeake Oilfield Operating LLC/Chesapeake Oilfield Finance, Inc., 6.625%, 11/15/19	999,975	0.0
1,599,000		Enbridge Energy Partners, 4.200%, 09/15/21	1,627,737	0.1
2,932,000		Enbridge Energy Partners, 9.875%, 03/01/19	3,832,036	0.2
3,265,000		Energy Transfer Equity L.P., 7.500%, 10/15/20	3,583,338	0.2
3,875,000		Energy Transfer Partners L.P., 4.650%, 06/01/21	4,014,798	0.2
3,770,000		Energy Transfer Partners L.P., 9.700%, 03/15/19	4,896,348	0.2
1,730,000		Enterprise Products Operating, LLC, 4.450%, 02/15/43	1,543,337	0.1
2,202,000		FMC Technologies, Inc., 3.450%, 10/01/22	2,112,264	0.1
4,000,000	±,X	Greater Ohio Ethanol, LLC, 6.301%, 12/31/13	—	—
4,625,000		Marathon Petroleum Corp., 6.500%, 03/01/41	5,305,231	0.2
2,250,000		Murphy Oil Corp., 2.500%, 12/01/17	2,220,674	0.1
1,260,000		ONEOK Partners L.P., 2.000%, 10/01/17	1,239,960	0.1
1,303,000		ONEOK Partners L.P., 3.375%, 10/01/22	1,199,525	0.1
2,675,000		Phillips 66, 2.950%, 05/01/17	2,758,564	0.1
4,285,000		Phillips 66, 4.300%, 04/01/22	4,433,025	0.2
2,894,000		Transcontinental Gas Pipe Line Corp., 6.400%, 04/15/16	3,285,477	0.2
5,000,000		Transocean, Inc., 2.500%, 10/15/17	4,944,530	0.2
2,080,000		Transocean, Inc., 3.800%, 10/15/22	1,983,987	0.1
3,604,000		Weatherford International Ltd., 5.950%, 04/15/42	3,420,985	0.2
3,066,000		Weatherford International Ltd., 6.750%, 09/15/40	3,184,893	0.1
			66,189,135	3.2

		Financials: 11.2%
7,036,400	L	Aegon NV, 2.055%, 07/29/49	4,995,844	0.2
1,946,000		American International Group, Inc., 5.850%, 01/16/18	2,191,776	0.1

2,943,000		American International Group, Inc., 8.175%, 05/15/58	3,605,175	0.2
3,418,000		American Tower Corp., 4.500%, 01/15/18	3,647,823	0.2
2,040,000		AvalonBay Communities, Inc., 2.950%, 09/15/22	1,889,719	0.1
3,301,000		Bank of America Corp., 3.300%, 01/11/23	3,124,340	0.1
2,844,000		Bank of America Corp., 5.200%, 12/29/49	2,687,580	0.1
4,196,000		Bank of America Corp., 8.000%, 12/29/49	4,694,820	0.2
3,915,000		Barclays Bank PLC, 7.625%, 11/21/22	3,851,381	0.2
2,667,000		BB&T Corp., 2.050%, 06/19/18	2,630,222	0.1
3,206,000		BBVA, 4.664%, 10/09/15	3,303,908	0.2
1,522,000		Berkshire Hathaway, Inc., 3.000%, 02/11/23	1,467,502	0.1
1,278,000		Berkshire Hathaway, Inc., 4.400%, 05/15/42	1,185,325	0.1
4,359,000		BioMed Realty L.P., 4.250%, 07/15/22	4,291,270	0.2
1,829,000		Boston Properties L.P., 3.700%, 11/15/18	1,922,484	0.1
2,446,000		Capital One Bank USA NA, 3.375%, 02/15/23	2,315,374	0.1
2,728,000		Citigroup, Inc., 3.500%, 05/15/23	2,453,607	0.1
2,020,000		Citigroup, Inc., 4.450%, 01/10/17	2,164,173	0.1
3,614,000		Citigroup, Inc., 5.350%, 05/29/49	3,403,311	0.2
3,000,000		Citigroup, Inc., 5.900%, 12/29/49	2,982,528	0.1
1,922,000		Citigroup, Inc., 5.950%, 12/29/49	1,914,985	0.1
1,072,000		Citigroup, Inc., 1.300%, 04/01/16	1,059,841	0.0
3,491,000	#	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands, 11.000%, 12/29/49	4,505,069	0.2
5,506,000		Deutsche Bank AG, 4.296%, 05/24/28	5,090,941	0.2
2,030,000		Discover Financial Services, 3.850%, 11/21/22	1,908,935	0.1
1,010,000		Discover Financial Services, 6.450%, 06/12/17	1,148,028	0.1
4,065,000		Discover Bank/Greenwood DE, 2.000%, 02/21/18	3,937,310	0.2
2,502,000		ERP Operating L.P., 3.000%, 04/15/23	2,302,756	0.1
3,504,000		Equity One, Inc., 3.750%, 11/15/22	3,302,057	0.2
1,090,000		Fifth Third Bancorp., 1.450%, 02/28/18	1,053,742	0.0
3,739,000		Fifth Third Bancorp, 5.100%, 12/31/49	3,542,703	0.2
1,040,000		Ford Motor Co., 3.000%, 06/12/17	1,042,835	0.0
2,419,000		Ford Motor Co., 8.125%, 01/15/20	2,921,804	0.1
1,653,000		General Electric Capital Corp., 3.150%, 09/07/22	1,564,108	0.1
1,035,000		General Electric Capital Corp., 3.350%, 10/17/16	1,090,245	0.1
3,400,000		General Electric Capital Corp., 5.250%, 06/29/49	3,255,500	0.2
1,358,000		General Electric Capital Corp., 5.300%, 02/11/21	1,491,338	0.1
1,800,000		General Electric Capital Corp., 6.250%, 12/15/49	1,920,562	0.1
2,700,000		General Electric Capital Corp., 7.125%, 12/15/49	3,056,146	0.1
2,076,000	L	Genworth Financial, Inc., 7.625%, 09/24/21	2,415,133	0.1
2,456,000		Goldman Sachs Group, Inc., 2.375%, 01/22/18	2,413,101	0.1
2,580,000		Goldman Sachs Group, Inc., 3.625%, 01/22/23	2,471,924	0.1
1,474,000		Goldman Sachs Group, Inc., 5.750%, 01/24/22	1,627,791	0.1
1,955,000		Goldman Sachs Group, Inc., 6.750%, 10/01/37	2,010,373	0.1
2,317,000		Hartford Financial Services Group, Inc., 5.125%, 04/15/22	2,524,318	0.1
1,285,000		Hartford Financial Services Group, Inc., 6.625%, 03/30/40	1,534,111	0.1
1,847,000		Hartford Financial Services Group, Inc., 8.125%, 06/15/38	2,045,553	0.1
2,489,000	#	HBOS PLC, 6.750%, 05/21/18	2,646,977	0.1
2,443,000		Health Care REIT, Inc., 2.250%, 03/15/18	2,400,387	0.1
2,534,000		HSBC Finance Corp., 6.676%, 01/15/21	2,804,403	0.1
5,477,000	#	HSBC Bank PLC, 1.500%, 05/15/18	5,282,211	0.3
3,437,000	#	International Lease Finance Corp., 7.125%, 09/01/18	3,815,070	0.2
1,554,000		Intesa Sanpaolo SpA, 3.125%, 01/15/16	1,528,707	0.1
9,750,000		Jefferies Loan Trust 2013-A Class A, 3.698%, 11/02/14	9,750,000	0.5
3,297,000		JPMorgan Chase & Co., 1.625%, 05/15/18	3,163,201	0.2
2,174,000		JPMorgan Chase & Co., 3.250%, 09/23/22	2,066,848	0.1
3,619,000		JPMorgan Chase & Co., 3.375%, 05/01/23	3,374,732	0.2
2,700,000		JPMorgan Chase & Co., 5.150%, 05/29/49	2,585,250	0.1
1,718,000		JPMorgan Chase & Co., 5.400%, 01/06/42	1,825,901	0.1

3,267,000		Kimco Realty Corp., 3.125%, 06/01/23	3,027,091	0.1
4,676,000		Merrill Lynch & Co., Inc., 6.050%, 05/16/16	5,065,843	0.2
1,790,000		MetLife, Inc., 4.125%, 08/13/42	1,600,213	0.1
2,494,000	#	Metropolitan Life Global Funding I, 1.500%, 01/10/18	2,419,704	0.1
2,633,000		Morgan Stanley, 2.125%, 04/25/18	2,521,764	0.1
4,717,000		Morgan Stanley, 4.100%, 05/22/23	4,364,211	0.2
1,974,000		Morgan Stanley, 4.750%, 03/22/17	2,094,927	0.1
2,029,000		Morgan Stanley, 5.500%, 07/28/21	2,169,111	0.1
1,380,000		MPT Operating Partnership L.P./MPT Finance Corp., 6.375%, 02/15/22	1,455,900	0.1
3,228,000		Murray Street Investment Trust I, 4.647%, 03/09/17	3,419,537	0.2
2,023,000		National Retail Properties, Inc., 3.300%, 04/15/23	1,830,894	0.1
1,965,000		PNC Financial Services Group, Inc./The, 4.850%, 05/29/49	1,837,275	0.1
1,051,000		Prudential Financial, Inc., 5.200%, 03/15/44	997,136	0.0
3,019,000		Prudential Financial, Inc., 5.625%, 06/15/43	2,966,168	0.1
2,294,000	#	RBS Citizens Financial Group, Inc., 4.150%, 09/28/22	2,231,931	0.1
994,000		Regions Bank/Birmingham AL, 6.450%, 06/26/37	1,046,945	0.0
3,605,000		Regions Bank/Birmingham AL, 7.500%, 05/15/18	4,213,910	0.2
5,012,000		Royal Bank of Scotland Group PLC, 6.125%, 12/15/22	4,783,528	0.2
3,002,000	L	Royal Bank of Scotland Group PLC, 6.100%, 06/10/23	2,851,678	0.1
2,390,000	#	Simon Property Group L.P., 1.500%, 02/01/18	2,303,711	0.1
1,323,000		Simon Property Group L.P., 4.750%, 03/15/42	1,266,009	0.1
1,788,000		SLM Corp., 4.625%, 09/25/17	1,765,650	0.1
1,460,000		SLM Corp., 6.000%, 01/25/17	1,533,000	0.1
3,233,000	#	Standard Chartered PLC, 3.950%, 01/11/23	3,011,594	0.1
6,098,000		State Street Corp., 3.100%, 05/15/23	5,720,217	0.3
2,381,000		UBS AG/Stamford CT, 7.625%, 08/17/22	2,616,079	0.1
1,088,000		Wells Fargo & Co., 1.500%, 01/16/18	1,061,926	0.1
1,740,000		Wells Fargo & Co., 3.450%, 02/13/23	1,664,117	0.1
			235,043,127	11.2

		Health Care: 1.6%
1,354,000		Aetna, Inc., 1.500%, 11/15/17	1,315,507	0.1
1,804,000		Aetna, Inc., 2.750%, 11/15/22	1,663,829	0.1
1,619,000		Amgen, Inc., 3.875%, 11/15/21	1,668,430	0.1
1,156,000		Amgen, Inc., 5.150%, 11/15/41	1,156,799	0.0
1,596,000		Baxter International, Inc., 1.850%, 06/15/18	1,584,316	0.1
3,229,000		Celgene Corp., 3.250%, 08/15/22	3,066,630	0.1
2,150,000		Express Scripts Holding Co., 2.650%, 02/15/17	2,190,500	0.1
2,251,000		Humana, Inc., 3.150%, 12/01/22	2,091,933	0.1
1,927,000		Kaiser Foundation Hospitals, 4.875%, 04/01/42	1,923,924	0.1
887,000		Medtronic, Inc., 2.750%, 04/01/23	830,296	0.0
2,644,000		St Jude Medical, Inc., 4.750%, 04/15/43	2,462,669	0.1
2,508,000	X	U.S. Oncology Escrow, 9.125%, 12/31/49	—	—
2,890,000	#	Valeant Pharmaceuticals International, 7.250%, 07/15/22	2,947,800	0.1
3,567,000		WellPoint, Inc., 4.625%, 05/15/42	3,324,993	0.2
2,513,000	#	Zoetis, Inc., 1.875%, 02/01/18	2,461,891	0.1
3,518,000	#	Zoetis, Inc., 3.250%, 02/01/23	3,347,275	0.2
1,257,000	#	Zoetis, Inc., 4.700%, 02/01/43	1,179,694	0.1
			33,216,486	1.6

		Industrials: 0.8%
1,864,000	#	Barrick Gold Corp., 2.500%, 05/01/18	1,673,965	0.1
2,612,000	#	Barrick Gold Corp., 4.100%, 05/01/23	2,185,186	0.1
675,000		Case New Holland, Inc., 7.875%, 12/01/17	767,813	0.0
1,146,000		Ford Motor Co., 4.750%, 01/15/43	1,014,808	0.0
3,411,000	#	Ingersoll-Rand Global Holding Co. Ltd., 4.250%, 06/15/23	3,394,368	0.2
4,501,000		MDC Holdings, Inc., 6.000%, 01/15/43	4,198,677	0.2
2,429,000		Rio Tinto Finance USA PLC, 2.250%, 12/14/18	2,362,414	0.1
2,106,000	#	Turlock Corp., 2.750%, 11/02/22	1,973,010	0.1
			17,570,241	0.8

		Information Technology: 1.7%
1,363,000		Apple, Inc., 2.400%, 05/03/23	1,266,050	0.1

1,157,000		Apple, Inc., 3.850%, 05/04/43	1,033,265	0.0
3,465,000		Brocade Communications Systems, Inc., 6.875%, 01/15/20	3,716,213	0.2
2,273,000		eBay, Inc., 4.000%, 07/15/42	1,937,580	0.1
6,476,000		EMC Corp./MA, 1.875%, 06/01/18	6,406,525	0.3
3,691,000		EMC Corp./MA, 3.375%, 06/01/23	3,628,076	0.2
4,824,000		Fidelity National Information Services, Inc., 3.500%, 04/15/23	4,363,076	0.2
1,474,000		Hewlett-Packard Co., 2.600%, 09/15/17	1,473,039	0.1
4,858,000		Hewlett-Packard Co., 3.000%, 09/15/16	4,991,833	0.2
1,998,000		Hewlett-Packard Co., 5.400%, 03/01/17	2,179,239	0.1
2,304,000		Jabil Circuit, Inc., 7.750%, 07/15/16	2,620,800	0.1
1,283,000		Motorola Solutions, Inc., 3.750%, 05/15/22	1,248,858	0.1
352,000		Seagate Technology HDD Holdings, 6.800%, 10/01/16	391,600	0.0
			35,256,154	1.7

		Materials: 1.2%
4,885,000	#	Anglo American Capital PLC, 2.625%, 09/27/17	4,765,787	0.2
3,196,000		Cabot Corp., 3.700%, 07/15/22	3,095,406	0.1
3,243,000	#	Freeport-McMoRan Copper & Gold, Inc., 2.375%, 03/15/18	3,086,600	0.1
2,984,000	#	Freeport-McMoRan Copper & Gold, Inc., 3.875%, 03/15/23	2,704,536	0.1
2,443,000	#	Georgia-Pacific LLC, 3.734%, 07/15/23	2,379,638	0.1
2,265,000		Goldcorp, Inc., 3.700%, 03/15/23	2,008,509	0.1
1,470,000		Rio Tinto Finance USA PLC, 1.625%, 08/21/17	1,442,712	0.1
1,445,000	#	Sealed Air Corp., 8.375%, 09/15/21	1,640,075	0.1
4,055,000	#	Xstrata Finance Canada Ltd., 4.250%, 10/25/22	3,686,348	0.2
1,444,000	#	Xstrata Finance Canada Ltd., 4.950%, 11/15/21	1,399,616	0.1
			26,209,227	1.2

		Telecommunication Services: 0.9%
1,993,000		AT&T, Inc., 5.350%, 09/01/40	2,025,898	0.1
2,002,000		CC Holdings GS V LLC / Crown Castle GS III Corp., 2.381%, 12/15/17	1,971,574	0.1
1,300,000		Intelsat Jackson Holdings SA, 7.250%, 10/15/20	1,371,500	0.1
1,375,000		Intelsat Jackson Holdings SA, 7.500%, 04/01/21	1,450,625	0.1
1,377,000		Motorola Solutions, Inc., 3.500%, 03/01/23	1,299,921	0.1
2,350,000	#	Sable International Finance Ltd., 8.750%, 02/01/20	2,596,750	0.1
1,200,000		Telefonica Emisiones SAU, 3.192%, 04/27/18	1,163,184	0.0
2,907,000		Telefonica Emisiones SAU, 3.992%, 02/16/16	3,004,870	0.1
1,124,000		Vodafone Group PLC, 2.950%, 02/19/23	1,040,596	0.0
3,749,000		Vodafone Group PLC, 4.375%, 02/19/43	3,375,367	0.2
			19,300,285	0.9

		Utilities: 2.1%
2,770,000		AES Corp., 8.000%, 10/15/17	3,130,100	0.2
2,816,000		Ameren Corp., 8.875%, 05/15/14	3,002,200	0.1
1,500,000		American Electric Power Co., Inc., 1.650%, 12/15/17	1,459,225	0.1
1,184,000		CenterPoint Energy Houston Electric LLC, 3.550%, 08/01/42	1,024,147	0.0
3,230,000		Duke Energy Corp., 2.100%, 06/15/18	3,212,510	0.2
1,992,000	#	Duquesne Light Holdings, Inc., 5.900%, 12/01/21	2,243,221	0.1
2,192,000	#	Duquesne Light Holdings, Inc., 6.400%, 09/15/20	2,553,807	0.1
2,003,000		FirstEnergy Corp., 2.750%, 03/15/18	1,951,415	0.1
1,765,000		FirstEnergy Corp., 4.250%, 03/15/23	1,642,129	0.1
1,394,000	#	Iberdrola Finance Ireland Ltd., 3.800%, 09/11/14	1,430,321	0.1
170,133	#	Juniper Generation, LLC, 6.790%, 12/31/14	161,812	0.0
2,379,000		Metropolitan Edison, 7.700%, 01/15/19	2,918,457	0.1
2,398,000		Nevada Power Co., 7.125%, 03/15/19	2,972,731	0.1
2,236,000		NextEra Energy Capital Holdings, Inc., 3.625%, 06/15/23	2,156,839	0.1
1,698,000		Nisource Finance Corp., 5.950%, 06/15/41	1,791,869	0.1
43,000		Oncor Electric Delivery Co. LLC, 4.100%, 06/01/22	44,424	0.0
1,820,000		Oncor Electric Delivery Co. LLC, 6.800%, 09/01/18	2,200,970	0.1
4,471,000		Petrobras Global Finance BV, 4.375%, 05/20/23	4,143,759	0.2
2,237,000		PPL Capital Funding, Inc., 3.400%, 06/01/23	2,122,582	0.1

2,328,000		Southwestern Electric Power, 5.550%, 01/15/17	2,575,317	0.1
2,013,000		TransAlta Corp., 4.500%, 11/15/22	1,922,286	0.1
			44,660,121	2.1

		Total Corporate Bonds/Notes (Cost $528,645,674)	523,254,164	24.9

COLLATERALIZED MORTGAGE OBLIGATIONS: 17.2%
3,315,000	#	American General Mortgage Loan Trust, 5.650%, 03/25/58	3,487,237	0.2
2,700,000	#	Arkle Master Issuer PLC, 1.974%, 05/17/60	2,764,201	0.1
5,133,654		Banc of America Alternative Loan Trust 2007-2, 6.000%, 06/25/37	3,920,050	0.2
503,088		Banc of America Funding Corp., 5.750%, 11/25/35	498,833	0.0
2,186,152	#	Banc of America Large Loan, Inc., 1.593%, 06/15/18	2,186,152	0.1
3,130,000		Banc of America Merrill Lynch Commercial Mortgage, Inc., 5.185%, 09/10/47	3,208,951	0.2
2,550,000		Banc of America Merrill Lynch Commercial Mortgage, Inc., 5.185%, 09/10/47	2,677,167	0.1
1,590,000	#	Banc of America Merrill Lynch Commercial Mortgage, Inc., 5.337%, 07/10/43	1,656,146	0.1
1,520,000	#	Banc of America Merrill Lynch Commercial Mortgage, Inc., 5.361%, 03/11/41	1,551,481	0.1
1,849,000	#	Banc of America Merrill Lynch Commercial Mortgage, Inc., 5.361%, 03/11/41	1,835,824	0.1
346,624	#	Banc of America Merrill Lynch Commercial Mortgage, Inc., 6.850%, 11/15/31	347,927	0.0
8,627,117		BCAP LLC Trust 2007-AA2, 0.403%, 05/25/47	5,528,494	0.3
668,218		Bear Stearns Alternative-A Trust, 0.833%, 07/25/34	637,593	0.0
3,600,296		Bear Stearns ARM Trust 2006-2, 2.726%, 07/25/36	2,865,564	0.1
4,170,000	#	Bear Stearns Commercial Mortgage Securities Trust 2004-PWR4, 5.815%, 06/11/41	4,207,872	0.2
1,080,000	#	Bear Stearns Commercial Mortgage Securities, 5.640%, 02/14/31	1,092,897	0.1
2,340,000	#	Bear Stearns Commercial Mortgage Securities, 5.766%, 04/12/38	2,495,264	0.1
1,747,151		Bear Stearns Commercial Mortgage Securities, 6.500%, 02/15/32	1,693,609	0.1
2,550,000		CD 2007-CD5 Mortgage Trust, 6.323%, 11/15/44	2,587,551	0.1
3,258,533		Chase Mortgage Finance Corp., 6.000%, 05/25/37	2,801,675	0.1
900,000	#	Citigroup Commercial Mortgage Trust 2004-C1, 5.615%, 04/15/40	910,187	0.0
14,498,190	#,^	Citigroup Commercial Mortgage Trust, 2.415%, 09/10/45	1,785,600	0.1
5,501,894	#	Citigroup Mortgage Loan Trust 2010-7, 6.583%, 12/25/35	5,399,092	0.3
3,904,432		Citigroup Mortgage Loan Trust, Inc., 3.027%, 09/25/37	3,116,148	0.2
4,224,562		Citimortgage Alternative Loan Trust, 6.000%, 06/25/37	3,542,289	0.2
17,060,371	^	COMM 2013-LC6 Mortgage Trust, 1.955%, 01/10/46	1,751,233	0.1
54,306,000	#,^	Commercial Mortgage Pass Through Certificates, 0.752%, 10/15/45	2,695,152	0.1
15,239,627	^	Commercial Mortgage Pass Through Certificates, 2.086%, 12/10/45	1,727,207	0.1
9,319,514	^	Commercial Mortgage Pass Through Certificates, 2.120%, 08/15/45	1,091,624	0.1
21,652,835	^	Commercial Mortgage Pass Through Certificates, 2.425%, 05/15/45	2,783,143	0.1
66,920		Commercial Mortgage Pass Through Certificates, 5.800%, 12/10/49	66,809	0.0
5,774,623		Countrywide Alternative Loan Trust, 0.313%, 06/25/36	3,970,371	0.2
4,533,385		Countrywide Alternative Loan Trust, 5.500%, 12/25/35	4,140,055	0.2
1,738,081		Countrywide Home Loan Mortgage Pass-Through Trust, 0.513%, 04/25/35	363,005	0.0
4,475,968		Countrywide Home Loan Mortgage Pass-Through Trust, 5.750%, 06/25/37	4,072,685	0.2
2,010,000		Credit Suisse First Boston Mortgage Securities Corp., 5.343%, 12/15/39	2,133,831	0.1

1,610,000	#	Credit Suisse First Boston Mortgage Securities Corp., 5.763%, 04/12/49	1,642,549	0.1
882,972		Credit Suisse First Boston Mortgage Securities Corp., 7.525%, 08/15/36	883,844	0.0
6,579,533		Deutsche ALT-A Securities, Inc. Alternate Loan Trust, 0.313%, 08/25/36	4,283,519	0.2
8,866,411		Deutsche ALT-A Securities, Inc. Alternate Loan Trust, 0.383%, 10/25/36	4,672,886	0.2
3,736,379		First Horizon Alternative Mortgage Securities Trust 2006-FA8, 6.000%, 02/25/37	3,219,845	0.2
3,827,484		First Horizon Alternative Mortgage Securities, 0.493%, 12/25/36	2,316,296	0.1
2,653,589		First Horizon Alternative Mortgage Securities, 6.000%, 02/25/37	2,286,745	0.1
5,201,802		First Horizon Alternative Mortgage Securities, 6.250%, 02/25/37	4,621,791	0.2
3,827,484	^	First Horizon Alternative Mortgage Securities, 6.507%, 12/25/36	839,620	0.0
1,223,651		First Horizon Alternative Mortgage Securities, 6.000%, 08/25/36	1,032,311	0.1
3,780,000	#	First Union National Bank Com Mort Pas Thr Cert Ser 2001 C4, 6.000%, 12/12/33	3,802,712	0.2
4,500,000	#	Fosse Master PLC, 1.677%, 10/18/54	4,580,325	0.2
4,862,116		Freddie Mac, 5.000%, 02/15/35	5,255,969	0.3
6,738,027		Freddie Mac, 5.500%, 07/15/37	7,327,345	0.4
5,840,000	#	GE Capital Commercial Mortgage Corp., 5.496%, 11/10/38	6,028,028	0.3
3,500,000	#	GMAC Commercial Mortgage Securities, Inc. Series 2003-C3 Trust, 5.748%, 04/10/40	3,527,438	0.2
1,358,638	#	Gracechurch Mortgage Financing PLC, 1.824%, 11/20/56	1,382,431	0.1
1,720,000	#	Greenwich Capital Commercial Funding Corp., 5.756%, 01/05/36	1,735,471	0.1
14,398,608	#,^	GS Mortgage Securities Corp. II, 1.907%, 08/10/44	1,121,693	0.1
1,504,000		GS Mort Sec Corp. II Commercial Mort Ps Thr Cert Ser 2004-GG2, 5.830%, 08/10/38	1,477,288	0.1
17,021,030	^	GS Mortgage Securities Corp. II, 2.563%, 11/10/45	2,400,018	0.1
2,450,000	#	GS Mortgage Securities Trust 2011-GC3, 5.728%, 03/10/44	2,347,328	0.1
424,454		GSR Mortgage Loan Trust, 6.000%, 01/25/37	390,013	0.0
3,500,000	#	Holmes Master Issuer PLC, 1.827%, 10/21/54	3,548,815	0.2
476,818		Homebanc Mortgage Trust, 1.053%, 08/25/29	434,339	0.0
1,743,845		JP Morgan Alternative Loan Trust, 5.500%, 12/25/35	1,448,305	0.1
3,020,000	#	JP Morgan Chase Com Mort Sec Corp. Ps Thr Certs Ser 2003-LN1, 5.725%, 10/15/37	2,784,200	0.1
15,180,000	#,^	JP Morgan Chase Commercial Mortgage Securities Corp., 0.447%, 12/15/47	432,533	0.0
9,970,000	#	JP Morgan Chase Commercial Mortgage Securities Corp., 0.974%, 04/15/30	9,956,162	0.5
21,299,707	^	JP Morgan Chase Commercial Mortgage Securities Corp., 2.100%, 12/15/47	2,385,859	0.1
2,671,000	#	JP Morgan Commercial Mort Pass Thr Certs Ser 2004-C1, 6.015%, 01/15/38	2,709,098	0.1
2,220,280		JP Morgan Mortgage Trust 2006-S4, 6.000%, 01/25/37	1,866,618	0.1
2,992,794		JP Morgan Mortgage Trust 2007-S2, 6.750%, 06/25/37	2,582,099	0.1
3,385,608		JP Morgan Mortgage Trust, 6.500%, 08/25/36	3,036,072	0.1
361,140		JPMorgan Chase Commerical Mortgage Securities Corp., 5.198%, 12/15/44	362,830	0.0
532,416	#	JPMorgan Chase Commerical Mortgage Securities Corp., 6.135%, 07/12/37	533,160	0.0
500,000	#	Lanark Master Issuer PLC, 1.673%, 12/22/54	510,443	0.0
880,000		LB Commercial Conduit Mortgage Trust, 6.081%, 07/15/44	975,738	0.0
2,800,000	#	LB Commercial Mortgage Trust 2007-C3, 6.081%, 07/15/44	3,113,775	0.2

1,710,000		LB-UBS Commercial Mortgage Trust 2000-C4, 8.150%, 07/15/32	1,802,386	0.1
36,097,153	#,^	LB-UBS Commercial Mortgage Trust 2004-C1, 1.000%, 01/15/36	1,068,476	0.1
1,510,000		LB-UBS Commercial Mortgage Trust 2005-C3, 4.954%, 07/15/40	1,498,079	0.1
2,175,000		LB-UBS Commercial Mortgage Trust 2006-C4, 6.081%, 06/15/38	2,024,678	0.1
35,405,585	#,^	LB-UBS Commercial Mortgage Trust, 0.337%, 11/15/38	596,177	0.0
150,805,867	#,^	LB-UBS Commercial Mortgage Trust, 0.847%, 11/15/38	3,010,251	0.1
4,110,000		LB-UBS Commercial Mortgage Trust, 4.983%, 07/15/40	4,048,595	0.2
50,090		LB-UBS Commercial Mortgage Trust, 5.084%, 02/15/31	50,128	0.0
2,290,000		LB-UBS Commercial Mortgage Trust, 5.350%, 11/15/40	2,273,045	0.1
1,310,000	#	LB-UBS Commercial Mortgage Trust, 5.413%, 02/15/40	1,183,142	0.1
2,000,000	#	LB-UBS Commercial Mortgage Trust, 5.413%, 10/15/36	2,034,387	0.1
2,120,000	#	LB-UBS Commercial Mortgage Trust, 5.713%, 10/15/36	1,657,883	0.1
2,920,000		LB-UBS Commercial Mortgage Trust, 6.081%, 06/15/38	2,919,955	0.1
4,450,000	#	LB-UBS Commercial Mortgage Trust, 6.089%, 09/15/39	4,459,723	0.2
4,210,000	#	LB-UBS Commercial Mortgage Trust, 6.089%, 09/15/39	4,140,261	0.2
4,040,000	#	LB-UBS Commercial Mortgage Trust, 6.890%, 07/15/32	3,807,555	0.2
919,794		Merrill Lynch Mortgage Investors, Inc., 6.250%, 12/10/29	917,579	0.0
3,255,000		Merrill Lynch Mortgage Investors, Inc., 6.750%, 11/15/26	3,342,120	0.2
22,776,660	^	Morgan Stanley Bank of America Merrill Lynch Trust, 1.662%, 12/15/48	1,753,821	0.1
27,800,206	#,^	Morgan Stanley Bank of America Merrill Lynch Trust, 2.081%, 08/15/45	2,875,250	0.1
13,561,898	#,^	Morgan Stanley Bank of America Merrill Lynch Trust, 2.339%, 11/15/45	1,580,592	0.1
846,250	#	Morgan Stanley Capital I Trust 2004-HQ3, 5.079%, 01/13/41	819,221	0.0
800,000	#	Morgan Stanley Capital I Trust 2004-HQ3, 5.079%, 01/13/41	799,806	0.0
4,930,000	#	Morgan Stanley Capital I Trust 2004-HQ3, 6.082%, 01/13/41	5,008,897	0.2
2,450,000		Morgan Stanley Capital I Trust 2004-HQ4, 5.150%, 04/14/40	2,444,790	0.1
4,110,000		Morgan Stanley Capital I Trust 2005-HQ6, 5.271%, 07/13/15	3,693,585	0.2
3,240,000	#	Morgan Stanley Capital I Trust 2008-TOP29, 6.459%, 01/11/43	3,255,162	0.2
1,954,000		Morgan Stanley Capital I, Inc., 5.539%, 06/15/38	2,000,727	0.1
718,400	#	Morgan Stanley Capital I, Inc., 5.910%, 11/15/31	733,332	0.0
2,540,000		Morgan Stanley Capital I, 5.073%, 08/13/42	2,665,969	0.1
2,690,000		Morgan Stanley Capital I, 5.202%, 08/13/42	2,662,683	0.1
3,428,000		Morgan Stanley Capital I, 5.302%, 01/14/42	3,583,120	0.2
3,330,000		Morgan Stanley Capital I, 5.336%, 01/14/42	3,471,755	0.2
2,670,000		Morgan Stanley Capital I, 5.300%, 06/15/40	2,752,094	0.1
2,585,000	#	Morgan Stanley Capital I, 5.420%, 09/15/47	2,438,839	0.1
2,575,000	#	Morgan Stanley Capital I, 5.420%, 09/15/47	2,489,582	0.1
375,972	#	Morgan Stanley Capital I, 7.350%, 07/15/32	396,451	0.0
3,490,000	#	Morgan Stanley Dean Witter Capital I Trust 2002-IQ3, 5.980%, 09/15/37	3,694,004	0.2
1,160,000	#	Morgan Stanley Dean Witter Capital I, 7.644%, 07/15/33	1,152,617	0.1
2,890,000	#	Nationslink Funding Corp. 1999-ltl-1 Commer Loan Pas Thr Cer, 6.450%, 01/22/26	3,109,351	0.1
1,904,990		Prime Mortgage Trust 2007-1, 5.500%, 03/25/37	1,659,149	0.1
2,331,023		RALI Trust, 6.000%, 09/25/35	2,198,592	0.1
49,680,426	#,^	RBSCF Trust, 1.109%, 04/15/24	667,998	0.0
6,289,000	#	RBSCF Trust, 5.305%, 01/16/49	6,333,834	0.3

12,563,700		Residential Accredit Loans, Inc., 0.363%, 01/25/37	9,129,048	0.4
15,051,853		Residential Accredit Loans, Inc., 0.643%, 12/25/36	7,854,802	0.4
4,000,000	#	Silverstone Master Issuer PLC, 1.826%, 01/21/55	4,093,476	0.2
2,848,000	#	Springleaf Mortgage Loan Trust, 3.790%, 06/25/58	2,862,391	0.1
4,110,000	#	Springleaf Mortgage Loan Trust, 4.440%, 12/25/59	4,279,147	0.2
2,400,000	#	Springleaf Mortgage Loan Trust, 4.440%, 06/25/58	2,416,762	0.1
838,751		Structured Asset Mortgage Investments, Inc., 0.672%, 04/19/35	805,393	0.0
19,942,278	#,^	UBS-Barclays Commercial Mortgage Trust, 1.968%, 05/10/63	1,918,814	0.1
676,000	#	Wachovia Bank Commercial Mortgage Trust, 5.125%, 08/15/35	676,395	0.0
3,241,000		Wachovia Bank Commercial Mortgage Trust, 5.383%, 12/15/43	3,426,398	0.2
288,949		WaMu Mortgage Pass Through Certificates, 2.444%, 10/25/35	289,134	0.0
2,248,915		WaMu Mortgage Pass Through Certificates, 5.703%, 10/25/36	1,772,221	0.1
4,305,363		Washington Mutual Alternative Mortgage Pass-Through Certificates, 6.000%, 11/25/35	3,648,371	0.2
1,879,334		Washington Mutual Mortgage Pass-through Certificates, 6.000%, 06/25/34	2,007,596	0.1
3,224,835		Wells Fargo Alternative Loan Trust, 6.250%, 07/25/37	2,850,167	0.1
5,101,057		Wells Fargo Mortgage Backed Securities 2006-AR7 Trust, 2.605%, 05/25/36	4,665,215	0.2
28,007,263	#,^	Wells Fargo Mortgage Backed Securities Trust, 1.755%, 06/15/45	2,833,542	0.1
13,853,202	#,^	Wells Fargo Mortgage Backed Securities Trust, 2.406%, 08/15/45	1,696,552	0.1
1,512,579		Wells Fargo Mortgage Backed Securities Trust, 5.062%, 05/25/35	1,515,319	0.1
1,767,204		Wells Fargo Mortgage Backed Securities Trust, 5.592%, 04/25/36	1,690,174	0.1
992,722		Wells Fargo Mortgage-Backed Securities Trust, 5.000%, 12/25/33	998,279	0.0
3,397,979	#	Wells Fargo Mortgage-Backed Securities Trust, 5.235%, 06/26/35	3,201,769	0.2

		Total Collateralized Mortgage Obligations (Cost $351,682,245)	361,155,036	17.2

ASSET-BACKED SECURITIES: 9.4%
		Automobile Asset-Backed Securities: 0.5%
2,500,000	#	Motor PLC, 1.286%, 02/25/20	2,507,052	0.1
1,000,000		SMART Trust/Australia, 1.180%, 02/14/19	987,600	0.0
3,300,000		SMART Trust, 1.050%, 10/14/18	3,293,885	0.2
4,250,000	#	SMART Trust, 1.590%, 10/14/16	4,291,030	0.2
			11,079,567	0.5

		Credit Card Asset-Backed Securities: 0.8%
4,200,000	#	Cards II Trust, 0.643%, 09/15/17	4,212,626	0.2
5,400,000	#	Gracechurch Card Funding PLC, 0.893%, 02/15/17	5,439,793	0.3
7,000,000	#	Penarth Master Issuer PLC, 0.763%, 03/18/14	7,025,851	0.3
			16,678,270	0.8

		Home Equity Asset-Backed Securities: 0.4%
7,884,272		GSAA Trust, 0.253%, 10/25/36	3,880,922	0.2
7,103,124		GSAA Trust, 0.283%, 12/25/36	3,602,932	0.2
1,045,517		Specialty Underwriting & Residential Finance, 0.393%, 12/25/36	1,027,993	0.0
			8,511,847	0.4

		Other Asset-Backed Securities: 7.7%
1,464,736	#	Aimco CDO, 0.526%, 10/20/19	1,436,096	0.1
4,175,000	#	AMMC CLO III Ltd., 1.526%, 07/25/16	4,173,280	0.2
1,000,000	#	Apidos CDO I Ltd., 1.026%, 07/27/17	969,940	0.0
2,060,000	#	Apidos CDO II, 1.076%, 12/21/18	1,951,920	0.1
1,650,000	#	Ares Enhanced Loan Investment Strategy IR Ltd., 4.276%, 10/16/20	1,652,237	0.1
3,425,000	#	Ares Enhanced Loan Investment Strategy IR Ltd., 6.276%, 10/16/20	3,433,487	0.2
2,200,000	#	Ares VIR CLO Ltd., 2.174%, 03/12/18	2,152,715	0.1
4,699,695	#	Ares VR CLO Ltd., 2.174%, 02/24/18	4,548,228	0.2

3,372,649	#	ARES X CLO Ltd., 2.273%, 09/18/17	3,369,516	0.2
4,315,000	#	Ares XII CLO Ltd., 2.273%, 11/25/20	4,165,326	0.2
664,266	#	Atrium CDO Corp., 0.603%, 10/27/16	661,080	0.0
1,750,000		Atrium CDO Corp., 0.853%, 10/27/16	1,729,212	0.1
1,525,000	#	Atrium III, 2.273%, 10/27/16	1,480,369	0.1
1,250,000	#	Atrium IV, 2.124%, 06/08/19	1,218,429	0.1
3,000,000	#	Avalon Capital Ltd 3, 1.074%, 02/24/19	2,931,063	0.1
2,400,000	#	Ballyrock CLO III Ltd., 1.006%, 07/25/17	2,358,034	0.1
712,851		Bear Stearns Asset-Backed Securities, Inc., 0.593%, 07/25/36	129,409	0.0
1,549,061	#	Black Diamond CLO 2005-1 Delaware Corp., 0.692%, 06/20/17	1,517,262	0.1
2,343,338	#	Black Diamond CLO Ltd., 0.542%, 06/20/17	2,331,622	0.1
1,250,000	#	Callidus Debt Partners CLO Fund VII Ltd., 2.526%, 01/21/21	1,225,651	0.1
3,076,180	#	Castle Garden Funding, 0.535%, 10/27/20	3,043,345	0.1
2,500,000	#	Castle Garden Funding, 1.025%, 10/27/20	2,457,690	0.1
1,000,000	#	Castle Garden Funding, 5.025%, 10/27/20	1,000,871	0.0
1,700,000	#	Castle Garden Funding, 6.560%, 10/27/20	1,820,317	0.1
218,995		Chase Funding Trust Series 2003-5, 0.793%, 07/25/33	201,981	0.0
4,500,000	#	CIFC Funding 2006-I Ltd., 0.676%, 10/20/20	4,276,827	0.2
4,080,000		CNH Equipment Trust, 0.870%, 11/15/19	4,006,770	0.2
5,642,000		Countrywide Asset-Backed Certificates, 5.530%, 04/25/47	5,260,855	0.2
1,429,117		Credit-Based Asset Servicing and Securitization, LLC, 4.579%, 08/25/35	1,456,261	0.1
1,610,022	#	Credit-Based Asset Servicing and Securitization, LLC, 5.746%, 12/25/37	1,638,031	0.1
4,250,000	#	Eaton Vance CDO IX Ltd., 0.926%, 04/20/19	3,955,207	0.2
3,365,000	#	Emporia Preferred Funding I Corp., 0.827%, 10/12/18	3,354,619	0.2
3,725,789	#	Emporia Preferred Funding II Corp., 0.557%, 10/18/18	3,701,818	0.2
2,575,000	#	Fraser Sullivan CLO II Ltd., 0.672%, 12/20/20	2,438,419	0.1
1,000,000	#	Fraser Sullivan CLO II Ltd., 0.992%, 12/20/20	943,342	0.0
540,076	#	Galaxy CLO Ltd, 0.728%, 04/17/17	539,958	0.0
1,032,000	#	Gulf Stream - Compass CLO 2005-I Ltd., 1.025%, 05/15/17	1,022,344	0.0
6,100,000	#	Gulf Stream - Compass CLO 2005-I Ltd, 2.175%, 05/15/17	5,936,605	0.3
3,000,000	#	Gulf Stream - Compass CLO 2005-II Ltd, 1.075%, 01/24/20	2,934,837	0.1
3,475,000	#	Gulf Stream - Compass CLO 2007-I Ltd., 2.276%, 10/28/19	3,342,293	0.2
2,850,000	#	Gulf Stream - Sextant CLO 2006-1 Ltd., 0.974%, 08/21/20	2,665,175	0.1
5,745,000	#	Gulf Stream - Sextant CLO 2006-1 Ltd., 1.874%, 08/21/20	5,470,039	0.3
4,100,000	#	Gulf Stream - Sextant CLO Ltd., 0.614%, 08/21/20	4,026,782	0.2
4,423,321	#	Gulf Stream Compass CLO Ltd., 0.695%, 05/15/17	4,414,183	0.2
6,500,000	#	Halcyon Structured Asset Management CLO I Ltd., 1.974%, 05/21/18	6,402,467	0.3
2,225,000	#	Halcyon Structured Asset Management Long Secured/Short Unsecured 2007-1 Ltd., 0.723%, 08/07/21	2,146,867	0.1
955,000	#	Halcyon Structured Asset Management Long Secured/Short Unsecured 2007-1 Ltd., 2.573%, 08/07/21	917,893	0.0
3,630,000	#	Halcyon Structured Asset Management Long Secured/Short Unsecured CLO 2006-1 Ltd., 0.997%, 10/12/18	3,541,239	0.2
1,250,000	#	Hewett’s Island CDO Ltd., 1.225%, 08/09/17	1,228,633	0.1
3,500,000	#	Landmark VI CDO Ltd, 0.777%, 01/14/18	3,380,822	0.2
976,861		Lehman XS Trust, 0.473%, 08/25/35	911,065	0.0
3,623,795	#	Lightpoint CLO Ltd., 0.533%, 09/15/17	3,560,368	0.2
3,740,000	#	Madison Park Funding I Ltd., 2.175%, 05/10/19	3,739,274	0.2
1,340,000		Madison Park Funding I Ltd., 5.025%, 05/10/19	1,340,733	0.1
2,800,000	#	Marathon CLO I Ltd, 2.176%, 07/26/19	2,799,594	0.1
2,047,885	#	Mesa West Capital CDO Ltd., 0.453%, 02/25/47	1,971,089	0.1

1,250,000	#	Morgan Stanley Investment Management Croton Ltd, 0.727%, 01/15/18	1,215,711	0.1
1,500,000	#	Oak Hill Credit Partners IV Ltd, 1.974%, 05/17/21	1,424,757	0.1
2,600,000	#	Stanfield Veyron CLO Ltd., 0.677%, 07/15/18	2,504,653	0.1
3,900,000	#	Stanfield Veyron CLO Ltd., 0.957%, 07/15/18	3,701,576	0.2
1,000,000	#	Venture IV CDO Ltd., 2.425%, 08/15/16	990,863	0.0
2,875,000	#	WhiteHorse III Ltd./Corp, 1.024%, 05/01/18	2,762,484	0.1
233,810	#	Whitney CLO Ltd., 0.725%, 03/01/17	233,692	0.0
3,275,000	#	Whitney CLO Ltd, 2.375%, 03/01/17	3,274,718	0.1
			161,391,943	7.7
		Total Asset-Backed Securities (Cost $197,890,454)	197,661,627	9.4

U.S. TREASURY OBLIGATIONS: 14.9%
		Treasury Inflation Indexed Protected Securities: 1.8%
37,724,366		0.125%, due 01/15/22	36,944,830	1.8

		U.S. Treasury Bonds: 3.9%
25,279,000		1.750%, due 05/15/23	23,661,548	1.1
13,434,000		2.000%, due 02/15/22	13,132,783	0.6
48,563,000		3.125%, due 02/15/43	45,398,829	2.2
			82,193,160	3.9

		U.S. Treasury Notes: 9.2%
4,994,000		0.250%, due 05/31/15	4,984,931	0.2
26,500,000		0.375%, due 06/30/15	26,507,235	1.3
44,342,000		0.500%, due 06/15/16	44,149,733	2.1
794,000		1.000%, due 05/31/18	780,105	0.0
96,440,000		1.375%, due 06/30/18	96,353,397	4.6
8,157,000		1.375%, due 05/31/20	7,867,361	0.4
12,942,000		1.875%, due 06/30/20	12,886,893	0.6
			193,529,655	9.2

		Total U.S. Treasury Obligations (Cost $316,723,333)	312,667,645	14.9

U.S. GOVERNMENT AGENCY OBLIGATIONS: 31.0%
		Federal Home Loan Mortgage Corporation: 8.2%##
12,882		2.439%, due 11/01/35	13,767	0.0
4,165,148		3.000%, due 02/01/27	4,294,968	0.2
7,775,362		3.000%, due 02/01/27	8,016,059	0.4
4,035,000	W	3.000%, due 02/15/27	4,136,663	0.2
1,639,186		3.293%, due 03/15/38	1,683,076	0.1
5,000,000	^	4.000%, due 11/15/38	1,349,831	0.1
5,062,000	W	4.000%, due 01/15/41	5,254,395	0.3
2,188,021		4.000%, due 03/15/41	2,272,212	0.1
7,032,339		4.000%, due 10/01/41	7,335,087	0.4
758,163		4.000%, due 11/01/41	790,803	0.0
1,718,313		4.000%, due 11/01/41	1,792,288	0.1
8,182,864		4.000%, due 12/01/41	8,535,143	0.4
4,252,669		4.500%, due 08/01/41	4,492,064	0.2
2,895,271		4.500%, due 08/01/41	3,058,255	0.1
2,734,481		4.500%, due 08/01/41	2,888,413	0.1
930,718		4.500%, due 09/01/41	981,186	0.0
4,068,714		4.500%, due 09/01/41	4,297,754	0.2
5,644,616		4.500%, due 10/01/41	5,962,368	0.3
4,669,386		4.500%, due 01/15/42	4,906,783	0.2
1,529,903	^	4.846%, due 03/15/33	1,628,045	0.1
641,107		5.000%, due 08/15/16	653,324	0.0
1,592,601		5.000%, due 12/15/17	1,698,790	0.1
212,114		5.000%, due 05/01/28	226,441	0.0
813,471		5.000%, due 02/15/35	844,180	0.0
5,442,463		5.000%, due 02/15/35	5,939,763	0.3
4,783,754	^	5.000%, due 02/15/40	890,781	0.0
2,046,027		5.000%, due 01/01/41	2,203,656	0.1
2,824,620		5.500%, due 11/15/22	3,057,869	0.1
2,943		5.500%, due 03/15/32	2,944	0.0
1,579,381		5.500%, due 12/15/32	1,750,415	0.1
943,222		5.500%, due 02/15/33	1,061,148	0.1
2,538,227		5.500%, due 09/15/34	2,711,759	0.1
19,179,154		5.500%, due 02/15/36	21,203,715	1.0
6,289,179		5.500%, due 08/15/36	7,059,754	0.3
2,589,920		5.500%, due 05/15/37	2,791,918	0.1
7,446,092		5.500%, due 06/15/37	8,086,106	0.4
17,759		5.656%, due 03/01/36	18,877	0.0
6,640,093	^	5.808%, due 05/15/36	897,192	0.0
8,059,726	^	5.858%, due 07/15/40	1,372,578	0.1
1,124,354		6.000%, due 01/15/29	1,259,565	0.1
1,068,614		6.000%, due 01/15/29	1,185,661	0.1
24,233		6.000%, due 02/01/29	26,353	0.0
1,482,324		6.000%, due 07/15/32	1,662,590	0.1
1,508,525	^	6.000%, due 04/15/33	295,158	0.0
1,500,152		6.000%, due 03/01/37	1,627,646	0.1
166,665		6.000%, due 08/01/37	180,804	0.0
14,402,595		6.000%, due 10/15/37	15,906,767	0.8
110,249		6.000%, due 11/01/37	119,601	0.0
5,924,864	^	6.293%, due 06/15/36	947,254	0.0
16,705,439	^	6.358%, due 05/15/41	3,474,669	0.2
6,604,599	^	6.408%, due 09/15/33	955,356	0.0
4,724,459		6.500%, due 09/01/34	5,368,225	0.3
1,071,978		7.000%, due 09/01/26	1,228,893	0.1
61,579		7.000%, due 11/01/31	71,418	0.0
1,014,981		19.283%, due 03/15/35	1,532,209	0.1
			172,002,539	8.2

		Federal National Mortgage Association: 18.3%##
483,570		2.216%, due 04/01/35	511,326	0.0
12,000,000	W	2.500%, due 05/25/27	12,046,874	0.6
41,390,000	W	3.000%, due 05/25/27	42,495,891	2.0
5,529,589		3.000%, due 10/01/27	5,704,364	0.3
12,323,195	^	3.000%, due 10/25/32	1,645,638	0.1
23,861,000	W	3.000%, due 05/25/42	23,189,908	1.1
70,285,000	W	3.500%, due 03/25/27	72,118,996	3.4
33,747,000	W	3.500%, due 03/25/41	34,073,922	1.6
2,383,510	^	4.000%, due 11/01/18	154,931	0.0
22,907,000	W	4.000%, due 02/25/39	23,870,704	1.1
3,918,895		4.000%, due 12/25/40	3,715,139	0.2
6,913,950		4.000%, due 02/01/42	7,219,773	0.4
5,956,783		4.000%, due 03/01/42	6,228,566	0.3
3,628,705		4.000%, due 07/01/42	3,794,267	0.2
4,163,950		4.000%, due 07/01/42	4,353,934	0.2
10,644,931		4.000%, due 07/01/42	11,130,614	0.5
17,741,000	W	4.500%, due 08/01/39	18,744,475	0.9
1,373,049		4.500%, due 10/01/40	1,473,323	0.1
3,033,794		4.500%, due 11/01/40	3,215,280	0.2
4,691,953		4.500%, due 11/01/40	4,972,633	0.2
841,955		4.500%, due 12/01/40	892,322	0.0
468,542		4.500%, due 12/01/40	496,571	0.0
862,108		4.500%, due 01/01/41	913,681	0.0
1,074,253		4.500%, due 01/01/41	1,138,516	0.1
9,003,559		4.500%, due 09/01/41	9,549,327	0.5
859,746		4.500%, due 09/01/41	911,861	0.0

4,055,885		4.500%, due 10/01/41	4,301,740	0.2
2,298,523		4.500%, due 10/01/41	2,437,705	0.1
194,202		4.500%, due 10/01/41	205,974	0.0
694,660		4.500%, due 10/01/41	736,768	0.0
5,644,101		4.500%, due 10/01/41	5,986,229	0.3
1,928,875		4.500%, due 11/01/41	2,045,798	0.1
7,595,303	^	5.000%, due 05/25/18	546,181	0.0
122,539		5.000%, due 12/01/23	131,519	0.0
63,501		5.000%, due 05/25/32	63,581	0.0
1,468,623		5.000%, due 06/01/33	1,589,005	0.1
2,516,899		5.000%, due 07/25/34	2,581,596	0.1
2,804,239		5.000%, due 07/01/35	3,032,934	0.2
1,710,013		5.000%, due 01/01/36	1,846,440	0.1
2,241,308		5.000%, due 02/01/36	2,419,487	0.1
2,342,164		5.000%, due 07/01/36	2,534,425	0.1
3,393,745		5.000%, due 07/01/37	3,671,941	0.2
8,868,781		5.000%, due 07/01/37	9,595,751	0.5
1,940,728		5.000%, due 11/01/40	2,123,330	0.1
1,712,943		5.000%, due 02/01/41	1,849,164	0.1
1,047,694		5.000%, due 05/01/41	1,143,982	0.1
3,873,836		5.000%, due 06/01/41	4,229,858	0.2
2,424,147		5.000%, due 06/01/41	2,646,936	0.1
795,648		5.009%, due 07/01/35	854,589	0.0
2,039		5.500%, due 11/01/16	2,156	0.0
25,380		5.500%, due 12/01/16	26,832	0.0
2,896		5.500%, due 04/01/17	3,062	0.0
3,067		5.500%, due 01/01/18	3,255	0.0
6,145		5.500%, due 02/01/18	6,503	0.0
85,156		5.500%, due 02/01/18	90,376	0.0
1,477		5.500%, due 06/01/18	1,563	0.0
19,405		5.500%, due 10/01/18	20,530	0.0
2,195,596		5.500%, due 03/01/37	2,394,917	0.1
16,343,680	^	5.500%, due 11/25/40	2,193,495	0.1
23,569		6.000%, due 06/01/16	24,907	0.0
608		6.000%, due 08/01/16	644	0.0
47,353		6.000%, due 08/01/16	49,808	0.0
19,069		6.000%, due 10/01/16	20,008	0.0
14,757		6.000%, due 10/01/16	15,467	0.0
9,391		6.000%, due 01/01/17	9,843	0.0
10,593		6.000%, due 01/01/17	11,034	0.0
8,877		6.000%, due 02/01/17	9,332	0.0
1,193		6.000%, due 02/01/17	1,259	0.0
526		6.000%, due 02/01/17	556	0.0
304		6.000%, due 03/01/17	321	0.0
9,867		6.000%, due 04/01/17	10,373	0.0
30,654		6.000%, due 04/01/17	32,646	0.0
12,034		6.000%, due 04/01/17	12,709	0.0
18,264		6.000%, due 04/01/17	19,125	0.0
24,207		6.000%, due 05/01/17	25,591	0.0
9,217		6.000%, due 05/01/17	9,727	0.0
39,068		6.000%, due 05/01/17	41,177	0.0
12,413		6.000%, due 05/01/17	13,104	0.0
40,174		6.000%, due 06/01/17	42,397	0.0
6,872		6.000%, due 06/01/17	7,256	0.0
15,744		6.000%, due 07/01/17	16,627	0.0
5,366		6.000%, due 07/01/17	5,390	0.0
22,977		6.000%, due 08/01/17	24,325	0.0
19,016		6.000%, due 08/01/17	20,277	0.0
15,718		6.000%, due 08/01/17	16,475	0.0
57,321		6.000%, due 09/01/17	60,886	0.0
196,321		6.000%, due 09/01/17	209,545	0.0
1,780		6.000%, due 10/01/17	1,889	0.0
52,534		6.000%, due 11/01/17	55,629	0.0
2,022		6.000%, due 02/01/18	2,148	0.0
51,230		6.000%, due 04/01/18	54,190	0.0
19,660		6.000%, due 09/01/18	21,039	0.0
20,834		6.000%, due 10/01/18	22,361	0.0
11,547		6.000%, due 11/01/18	12,362	0.0
1,611,371		6.000%, due 07/25/29	1,789,959	0.1
685,093		6.000%, due 07/25/29	761,022	0.0
1,237,933		6.000%, due 04/25/31	1,385,691	0.1
2,399,102	^	6.000%, due 08/25/33	427,477	0.0
233,369		6.000%, due 08/01/34	257,959	0.0
221,917		6.000%, due 03/01/36	243,044	0.0
379,778		6.000%, due 09/01/36	413,330	0.0
440,855		6.000%, due 09/01/36	479,804	0.0
196,185		6.000%, due 03/01/37	213,234	0.0
140,890		6.000%, due 07/01/37	153,258	0.0
307,487		6.000%, due 08/01/37	338,765	0.0
875,450		6.000%, due 12/01/37	960,408	0.1
1,762,816		6.000%, due 02/01/38	1,948,518	0.1
96,751		6.000%, due 10/01/38	107,082	0.0
8,701,083	^	6.257%, due 02/25/42	1,680,974	0.1
13,844		6.500%, due 04/01/27	15,365	0.0
21,611		6.500%, due 02/01/28	23,947	0.0
36,514		6.500%, due 01/01/32	42,009	0.0
49,239		6.500%, due 09/01/32	54,899	0.0
63,471		6.500%, due 10/01/32	71,492	0.0
53,935		6.500%, due 10/01/32	60,282	0.0
3,745,662	^	6.507%, due 08/25/26	482,923	0.0
11,651,759	^	6.547%, due 01/25/37	1,854,768	0.1
27,376,412	^	6.557%, due 10/25/35	4,807,424	0.2
4,857		7.000%, due 08/01/25	5,623	0.0
1,938		7.000%, due 11/01/25	2,244	0.0
16,314		7.000%, due 12/01/25	18,890	0.0
3,637		7.000%, due 12/01/25	4,211	0.0
6,369		7.000%, due 02/01/26	7,375	0.0
21,466		7.000%, due 02/01/26	24,856	0.0
6,222		7.000%, due 03/01/26	7,228	0.0
36,422		7.000%, due 03/01/26	42,312	0.0
15,368		7.000%, due 03/01/26	17,854	0.0
12,107		7.000%, due 03/01/26	14,019	0.0
2,624		7.000%, due 12/01/27	3,057	0.0
20,295		7.000%, due 06/01/31	23,706	0.0
1,183,964		7.000%, due 03/01/38	1,378,709	0.1
1,246,495		7.000%, due 04/01/38	1,451,525	0.1
3,395		7.500%, due 11/01/29	3,877	0.0
32,350		7.500%, due 10/01/30	36,843	0.0
61,319		7.500%, due 11/01/30	65,661	0.0
29,908		7.500%, due 09/01/31	35,744	0.0
57,020		10.000%, due 02/25/19	64,089	0.0
2,700,419		15.018%, due 03/25/38	3,212,001	0.2
368,851		23.228%, due 07/25/35	391,674	0.0
992,654		24.401%, due 01/25/35	1,379,981	0.1
247,511		27.828%, due 02/25/34	358,044	0.0
909,534		32.485%, due 11/25/36	1,402,551	0.1
			385,286,593	18.3

		Government National Mortgage Association: 4.5%
29,522		1.625%, due 12/20/29	30,809	0.0
1,185,262		1.625%, due 02/20/30	1,239,377	0.1
49,057		1.750%, due 04/20/28	51,210	0.0
34,218,000	W	3.000%, due 07/01/43	33,838,396	1.6
18,569,941	^	4.000%, due 08/16/26	2,247,694	0.1
3,830,295		4.000%, due 11/20/40	4,032,912	0.2
2,105,647		4.000%, due 10/20/41	2,183,210	0.1
14,389,330	^	4.500%, due 12/20/37	1,717,870	0.1
7,401,133		4.500%, due 04/15/39	7,886,633	0.4
6,087,413		4.500%, due 08/20/41	6,527,245	0.3
21,374,350	^	5.000%, due 06/16/39	782,592	0.0
5,467,613	^	5.000%, due 11/20/39	870,538	0.0
7,969,859	^	5.000%, due 10/20/40	1,021,815	0.0
4,185,372		5.140%, due 10/20/60	4,691,602	0.2
2,733,768		5.288%, due 10/20/60	3,073,144	0.1
2,857,296		5.500%, due 09/15/39	3,128,546	0.2
1,568,915		5.500%, due 03/20/60	1,772,475	0.1
12,078,860	^	5.658%, due 06/20/40	1,690,886	0.1
11,524,021	^	6.008%, due 06/20/38	1,139,372	0.1

17,414,536		^	6.008%, due 04/20/39	2,398,969	0.1
12,905,434		^	6.108%, due 05/20/39	1,312,160	0.1
8,784,050		^	6.208%, due 04/20/38	1,143,791	0.1
5,304,491		^	6.308%, due 05/16/38	747,202	0.0
13,694,903		^	6.308%, due 01/16/39	2,501,646	0.1
9,273,721		^	6.458%, due 09/16/40	1,801,000	0.1
809,230			6.500%, due 09/16/38	917,293	0.0
4,014,564		^	6.578%, due 02/16/35	770,136	0.0
11,243,762		^	6.795%, due 04/20/36	1,312,822	0.1
281,631			7.000%, due 05/16/32	321,015	0.0
1,405,157			21.427%, due 03/20/37	1,993,343	0.1
902,895			24.594%, due 04/16/37	1,271,488	0.1
				94,417,191	4.5

			Total U.S. Government Agency Obligations (Cost $636,098,001)	651,706,323	31.0

FOREIGN GOVERNMENT BONDS: 1.7%
BRL	62,000,000	Z	Brazil Letras do Tesouro Nacional, 8.361%, 04/01/15	23,451,904	1.1
BRL	27,360,000		Brazil Notas do Tesouro Nacional Series F, 10.000%, 01/01/23	11,513,275	0.6

			Total Foreign Government Bonds (Cost $38,139,280)	34,965,179	1.7

Shares
PREFERRED STOCK: 1.0%
		Financials: 1.0%
55,018	@	Aspen Insurance Holdings Ltd.	1,402,959	0.1
108,000	@,P	The Bank of New York Mellon Corp.	2,556,360	0.1
138,311	@,P	Discover Financial Services	3,471,606	0.2
204,000	@,P	Goldman Sachs Group, Inc./The	4,924,560	0.2
115,957	@,P	PNC Financial Services Group, Inc.	3,118,084	0.1
45,255	@,P	US Bancorp	1,240,439	0.1
95,136	@,P	US Bancorp	2,673,322	0.1
120,000	@,P	US Bancorp	2,814,000	0.1

		Total Preferred Stock (Cost $22,047,723)	22,201,330	1.0

INVESTMENT COMPANIES: 11.6%
		Affiliated Investment Companies: 11.6%
4,207,520		ING Emerging Markets Corporate Debt Fund - Class P	40,981,248	1.9
10,297,919		ING Emerging Markets Hard Currency Sovereign Debt Fund - Class P	96,594,482	4.6
5,495,122		ING Emerging Markets Local Currency Debt Fund - Class P	50,445,219	2.4
1,292,608		ING High Yield Bond Fund - Class P	10,470,129	0.5
4,432,524		ING Investment Grade Credit Fund - Class P	45,920,947	2.2

		Total Investment Companies (Cost $258,463,426)	244,412,025	11.6

		Total Long-Term Investments (Cost $2,349,690,136)	2,348,023,329	111.7

Principal Amount†
SHORT-TERM INVESTMENTS: 1.5%
	Commercial Paper: 1.1%
7,500,000	Con Edison, 0.300%, 07/11/13	7,499,312	0.3
2,500,000	Dominion Resources Inc., 0.270%, 07/15/13	2,499,719	0.1
1,573,000	Kinder Morgan, 0.300%, 07/22/13	1,572,712	0.1
1,500,000	VW Credit, Inc., 0.280%, 07/15/13	1,499,825	0.1
10,000,000	VW Credit, Inc., 0.280%, 07/16/13	9,998,756	0.5
		23,070,324	1.1

	Securities Lending Collateral (cc)(1): 0.4%
2,134,359	Citigroup, Inc., Repurchase Agreement dated 06/28/13, 0.12%, due 07/01/13 (Repurchase Amount $2,134,380, collateralized by various U.S. Government Agency Obligations, 0.000%-6.250%, Market Value plus accrued interest $2,177,055, due 07/03/13-05/15/37)	2,134,359	0.1
449,333	Deutsche Bank AG, Repurchase Agreement dated 06/28/13, 0.15%, due 07/01/13 (Repurchase Amount $449,339, collateralized by various U.S. Government Securities, 0.000%-2.125%, Market Value plus accrued interest $458,320, due 07/05/13-08/15/21)	449,333	0.0

2,134,359	JPMorgan Chase & Co., Repurchase Agreement dated 06/28/13, 0.15%, due 07/01/13 (Repurchase Amount $2,134,385, collateralized by various U.S. Government Agency Obligations, 1.370%-7.900%, Market Value plus accrued interest $2,177,092, due 05/01/15-01/01/47)	2,134,359	0.1
2,134,359	Morgan Stanley, Repurchase Agreement dated 06/28/13, 0.15%, due 07/01/13 (Repurchase Amount $2,134,385, collateralized by various U.S. Government Agency Obligations, 2.189%-5.000%, Market Value plus accrued interest $2,177,046, due 06/01/18-04/01/43)	2,134,359	0.1
2,134,359	Nomura Securities, Repurchase Agreement dated 06/28/13, 0.16%, due 07/01/13 (Repurchase Amount $2,134,387, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-8.875%, Market Value plus accrued interest $2,177,046, due 12/04/13-08/27/32)	2,134,359	0.1
		8,986,769	0.4

	Total Short-Term Investments (Cost $32,057,093)	32,057,093	1.5

	Total Investments in Securities (Cost $2,381,747,229)	$2,380,080,422	113.2
	Liabilities in Excess of Other Assets	(278,168,672)	(13.2)
	Net Assets	$2,101,911,750	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
#	Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
##

On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship and the U.S. Treasury guaranteed the debt issued by those organizations.

@	Non-income producing security
P	Preferred Stock may be called prior to convertible date.
(cc)	Securities purchased with cash collateral for securities loaned.
W	Settlement is on a when-issued or delayed-delivery basis.
L	Loaned security, a portion or all of the security is on loan at June 30, 2013.
±	Defaulted security
X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.
^

Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.

Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.
(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

BRL	Brazilian Real

Cost for federal income tax purposes is $2,385,433,848.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$56,886,675
Gross Unrealized Depreciation	(62,240,101)
Net Unrealized Depreciation	$(5,353,426)

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Board has a Nominating Committee for the purpose of considering and presenting to the Board candidates it proposes for nomination to fill Independent Trustee vacancies on the Board.  The Committee currently consists of all Independent Trustees of the Board (6 individuals).  The Nominating Committee operates pursuant to a Charter approved by the Board. The primary purpose of the Nominating Committee is to consider and present to the Board the candidates it proposes for nomination to fill vacancies on the Board. In evaluating candidates, the Nominating Committee may consider a variety of factors, but it has not at this time set any specific minimum qualifications that must be met.  Specific qualifications of candidates for Board membership will be based on the needs of the Board at the time of nomination.

The Nominating Committee is willing to consider nominations received from shareholders and shall assess shareholder nominees in the same manner as it reviews its own nominees.  A shareholder nominee for director should be submitted in writing to the Fund’s Secretary. Any such shareholder nomination should include at a minimum the following information as to each individual proposed for nomination as trustee: such individual’s written consent to be named in the proxy statement as a nominee (if nominated) and to serve as a trustee (if elected), and all information relating to such individual that is required to be disclosed in the solicitation of proxies for election of trustees, or is otherwise required, in each case under applicable federal securities laws, rules and regulations.

The Secretary shall submit all nominations received in a timely manner to the Nominating Committee.  To be timely, any such submission must be delivered to the Fund’s Secretary not earlier than the 90th day prior to such meeting and not later than the close of business on the later of the 60th day prior to such meeting or the 10th day following the day on which public announcement of the date of the meeting is first made, by either disclosure in a press release or in a document publicly filed by the Fund with the Securities and Exchange Commission.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-CSR are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-CSR and the officer certifications of such Form N-CSR.

(b)

There were no significant changes in the registrant’s internal controls that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)(1)	The Code of Ethics is not required for the semi-annual filing.

(a)(2)

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

(a)(3)	Not required for semi-annual filing.

(b)	The officer certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): ING Intermediate Bond Portfolio

By	/s/	Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	September 4, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/	Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	September 4, 2013

By	/s/	Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	September 4, 2013